UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Blue Chip Growth Fund
Blue Chip Growth
Class K
Class F

April 30, 2011

1.800333.107

BCF-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 17.1%
Auto Components - 0.1%
Denso Corp.	225,500	$ 7,546
Automobiles - 2.2%
Bayerische Motoren Werke AG (BMW)	616,358	58,127
Ford Motor Co. (a)	5,369,300	83,063
General Motors Co.	3,345,926	107,371
Hyundai Motor Co.	75,033	17,310
Tesla Motors, Inc. (a)(d)	2,504,000	69,110
		334,981
Diversified Consumer Services - 0.6%
Weight Watchers International, Inc.	1,132,471	88,050
Hotels, Restaurants & Leisure - 4.4%
Arcos Dorados Holdings, Inc.	1,324,400	29,177
Bravo Brio Restaurant Group, Inc.	750,800	15,497
Chipotle Mexican Grill, Inc. (a)	113,500	30,281
Hyatt Hotels Corp. Class A (a)	469,794	20,817
Jubilant Foodworks Ltd. (a)	533,088	8,886
Las Vegas Sands Corp. (a)	2,309,200	108,555
McDonald's Corp.	2,456,930	192,402
Panera Bread Co. Class A (a)	84,700	10,258
Starbucks Corp.	3,682,800	133,281
Wyndham Worldwide Corp.	1,231,785	42,632
Yum! Brands, Inc.	1,421,500	76,249
		668,035
Household Durables - 0.4%
Beazer Homes USA, Inc. (a)(d)	3,151,700	14,687
SodaStream International Ltd.	169,700	7,762
Tempur-Pedic International, Inc. (a)	575,900	36,155
		58,604
Internet & Catalog Retail - 2.6%
Amazon.com, Inc. (a)	1,497,800	294,318
Netflix, Inc. (a)(d)	128,900	29,991
Priceline.com, Inc. (a)	126,700	69,306
		393,615
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	609,100	28,530
Media - 0.8%
Cinemark Holdings, Inc.	436,500	8,874
Comcast Corp. Class A	616,300	16,172
Focus Media Holding Ltd. ADR (a)	605,800	21,294
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
ReachLocal, Inc. (d)	720,300	$ 16,740
Regal Entertainment Group Class A (d)	640,700	8,829
The Walt Disney Co.	977,700	42,139
Time Warner, Inc.	197,800	7,489
		121,537
Multiline Retail - 1.7%
Macy's, Inc.	4,401,300	105,235
Target Corp.	2,957,300	145,203
		250,438
Specialty Retail - 2.8%
Ascena Retail Group, Inc. (a)	1,118,600	35,001
Bed Bath & Beyond, Inc. (a)	284,400	15,961
Chico's FAS, Inc.	1,757,100	25,706
Cia Hering SA	254,600	5,510
Express, Inc.	937,200	20,234
Foot Locker, Inc.	2,232,200	48,037
GNC Holdings, Inc.	200,000	3,810
Home Depot, Inc.	1,818,700	67,547
Limited Brands, Inc.	897,100	36,925
Lowe's Companies, Inc.	2,409,400	63,247
rue21, Inc. (a)(d)	200,000	6,024
TJX Companies, Inc.	1,551,600	83,197
Tractor Supply Co.	252,400	15,616
		426,815
Textiles, Apparel & Luxury Goods - 1.3%
Arezzo Industria e Comercio SA	1,121,000	17,378
Coach, Inc.	194,600	11,639
Deckers Outdoor Corp. (a)	280,700	23,820
Gitanjali Gems Ltd.	2,187,799	13,190
Polo Ralph Lauren Corp. Class A	211,400	27,645
Steven Madden Ltd. (a)	238,100	12,655
Timberland Co. Class A (a)	503,100	22,735
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	265,500	18,176
Vera Bradley, Inc. (d)	961,625	46,773
		194,011
TOTAL CONSUMER DISCRETIONARY		2,572,162
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.7%
Beverages - 2.4%
Dr Pepper Snapple Group, Inc.	2,459,300	$ 96,405
Hansen Natural Corp. (a)	258,100	17,073
PepsiCo, Inc.	222,900	15,356
The Coca-Cola Co.	3,427,700	231,233
		360,067
Food & Staples Retailing - 3.0%
Costco Wholesale Corp.	509,400	41,221
CVS Caremark Corp.	1,769,200	64,116
Droga Raia SA	622,700	9,578
Drogasil SA	930,300	6,682
United Natural Foods, Inc. (a)	237,700	10,147
Walgreen Co.	5,311,000	226,886
Whole Foods Market, Inc.	1,429,500	89,715
		448,345
Food Products - 0.7%
Diamond Foods, Inc. (d)	427,800	28,064
Green Mountain Coffee Roasters, Inc. (a)	1,029,400	68,929
Mead Johnson Nutrition Co. Class A	169,700	11,350
		108,343
Household Products - 0.1%
Procter & Gamble Co.	233,800	15,174
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	490,900	47,617
Tobacco - 2.2%
Altria Group, Inc.	1,081,100	29,017
Lorillard, Inc.	523,500	55,753
Philip Morris International, Inc.	3,564,900	247,547
		332,317
TOTAL CONSUMER STAPLES		1,311,863
ENERGY - 11.8%
Energy Equipment & Services - 4.9%
Baker Hughes, Inc.	1,266,800	98,063
Carbo Ceramics, Inc.	111,800	17,993
Dresser-Rand Group, Inc. (a)	221,900	11,659
Halliburton Co.	4,257,800	214,934
ION Geophysical Corp. (a)	547,465	6,920
National Oilwell Varco, Inc.	1,199,600	91,997
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc. (a)	292,500	$ 25,570
Schlumberger Ltd.	1,553,400	139,418
Transocean Ltd. (United States)(a)	1,183,200	86,078
Weatherford International Ltd. (a)	1,896,500	40,926
		733,558
Oil, Gas & Consumable Fuels - 6.9%
Alpha Natural Resources, Inc. (a)(d)	885,200	51,492
Amyris, Inc.	142,400	3,764
Chesapeake Energy Corp.	1,765,800	59,454
Chevron Corp.	602,900	65,981
ConocoPhillips	233,500	18,430
Continental Resources, Inc. (a)	271,700	18,660
EV Energy Partners LP	78,003	4,594
Exxon Mobil Corp.	5,358,500	471,548
Hess Corp.	547,800	47,089
Marathon Oil Corp.	249,600	13,488
Massey Energy Co.	1,326,653	90,531
Occidental Petroleum Corp.	1,041,400	119,022
Suncor Energy, Inc.	352,800	16,262
Tesoro Corp. (a)	1,345,300	36,485
Whiting Petroleum Corp. (a)	251,600	17,486
		1,034,286
TOTAL ENERGY		1,767,844
FINANCIALS - 3.7%
Capital Markets - 0.7%
Goldman Sachs Group, Inc.	243,700	36,801
Invesco Ltd.	1,433,200	35,644
Money Matters Financial Services Ltd.	988,498	1,387
Waddell & Reed Financial, Inc. Class A	616,600	25,287
		99,119
Commercial Banks - 0.3%
HDFC Bank Ltd.	252,493	13,098
ICICI Bank Ltd.	666,777	16,835
U.S. Bancorp, Delaware	590,400	15,244
		45,177
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Consumer Finance - 0.4%
Discover Financial Services	1,702,000	$ 42,278
Shriram Transport Finance Co. Ltd.	1,309,840	22,935
		65,213
Diversified Financial Services - 1.8%
Citigroup, Inc. (a)	37,048,200	170,051
CME Group, Inc.	106,600	31,529
JPMorgan Chase & Co.	1,572,500	71,753
		273,333
Insurance - 0.2%
Genworth Financial, Inc. Class A (a)	2,683,300	32,709
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	758,600	20,262
Parsvnath Developers Ltd. (a)(e)	21,771,340	21,425
		41,687
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	335,144	5,353
TOTAL FINANCIALS		562,591
HEALTH CARE - 9.0%
Biotechnology - 2.3%
Alkermes, Inc. (a)	917,100	13,225
Amarin Corp. PLC ADR (a)	1,166,467	18,663
Amylin Pharmaceuticals, Inc. (a)	1,832,100	24,367
ARIAD Pharmaceuticals, Inc. (a)	1,000,000	8,550
Biogen Idec, Inc. (a)	191,100	18,604
Exelixis, Inc. (a)	2,613,200	32,038
Gilead Sciences, Inc. (a)	1,209,900	46,993
Human Genome Sciences, Inc. (a)	1,012,500	29,838
InterMune, Inc. (a)	408,700	18,244
Micromet, Inc. (a)	1,322,420	8,940
SIGA Technologies, Inc. (a)	918,000	12,604
Vertex Pharmaceuticals, Inc. (a)	2,001,500	110,123
		342,189
Health Care Equipment & Supplies - 1.1%
C. R. Bard, Inc.	91,200	9,736
Covidien PLC	1,624,100	90,446
Edwards Lifesciences Corp. (a)	165,100	14,256
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
St. Jude Medical, Inc.	864,900	$ 46,220
William Demant Holding A/S (a)	126,000	11,747
		172,405
Health Care Providers & Services - 3.8%
Accretive Health, Inc.	817,700	23,092
Aetna, Inc.	188,000	7,779
CIGNA Corp.	227,200	10,640
Epocrates, Inc. (a)	315,900	7,392
Express Scripts, Inc. (a)	3,055,880	173,391
HCA Holdings, Inc.	1,099,700	36,070
Humana, Inc.	234,300	17,835
McKesson Corp.	1,509,900	125,337
Medco Health Solutions, Inc. (a)	2,186,400	129,719
UnitedHealth Group, Inc.	373,300	18,378
WellPoint, Inc.	240,100	18,437
		568,070
Health Care Technology - 0.4%
Cerner Corp. (a)	489,100	58,780
SXC Health Solutions Corp. (a)	163,800	9,053
		67,833
Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc. (a)	2,165,255	108,068
Covance, Inc. (a)	119,300	7,468
Illumina, Inc. (a)	391,000	27,753
		143,289
Pharmaceuticals - 0.4%
Allergan, Inc.	161,300	12,833
AVANIR Pharmaceuticals Class A (a)(d)	1,264,000	5,524
Endocyte, Inc.	1,416,100	17,206
Novo Nordisk A/S Series B	76,779	9,720
Valeant Pharmaceuticals International, Inc. (Canada)	325,300	17,157
		62,440
TOTAL HEALTH CARE		1,356,226
INDUSTRIALS - 12.6%
Aerospace & Defense - 4.4%
Bombardier, Inc. Class B (sub. vtg.)	4,461,700	33,247
Goodrich Corp.	170,300	15,049
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	1,194,300	$ 73,127
Precision Castparts Corp.	965,100	149,127
The Boeing Co.	2,107,500	168,136
United Technologies Corp.	2,497,200	223,699
		662,385
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	969,300	72,668
Airlines - 0.4%
Delta Air Lines, Inc. (a)	3,733,200	38,751
United Continental Holdings, Inc. (a)	868,500	19,819
US Airways Group, Inc. (a)	724,000	6,581
		65,151
Building Products - 0.3%
Armstrong World Industries, Inc.	820,900	36,735
Lennox International, Inc.	142,700	6,937
		43,672
Commercial Services & Supplies - 0.1%
Swisher Hygiene, Inc. (a)(g)	1,159,960	9,156
Swisher Hygiene, Inc. (a)(g)	935,531	7,384
		16,540
Construction & Engineering - 0.9%
Chiyoda Corp.	1,718,000	17,100
Fluor Corp.	1,218,400	85,215
Jacobs Engineering Group, Inc. (a)	731,971	36,313
		138,628
Electrical Equipment - 0.9%
Emerson Electric Co.	1,480,100	89,931
Polypore International, Inc. (a)	667,500	41,231
Regal-Beloit Corp.	108,300	8,208
		139,370
Machinery - 3.9%
3D Systems Corp. (a)	433,900	18,102
Caterpillar, Inc.	993,100	114,614
Changsha Zoomlion Heavy Industry Science & Technology Development Co. Ltd. (H Shares)	1,713,600	4,545
CNH Global NV (a)	193,000	9,322
Cummins, Inc.	491,600	59,080
Danaher Corp.	1,833,800	101,299
Deere & Co.	46,700	4,553
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Dover Corp.	446,500	$ 30,380
Fanuc Ltd.	169,500	28,371
Ingersoll-Rand Co. Ltd.	1,712,100	86,461
Manitowoc Co., Inc.	1,958,200	43,452
Pall Corp.	947,700	55,384
Sany Heavy Equipment International Holdings Co. Ltd.	1,771,000	3,142
WABCO Holdings, Inc. (a)	317,500	23,447
		582,152
Road & Rail - 1.1%
CSX Corp.	663,300	52,195
Union Pacific Corp.	1,006,300	104,122
		156,317
Trading Companies & Distributors - 0.1%
Mills Estruturas e Servicos de Engenharia SA	827,400	11,307
TOTAL INDUSTRIALS		1,888,190
INFORMATION TECHNOLOGY - 33.1%
Communications Equipment - 5.4%
Acme Packet, Inc. (a)	486,200	40,165
Alcatel-Lucent SA sponsored ADR (a)(d)	22,741,700	148,731
Aruba Networks, Inc. (a)	380,000	13,653
Cisco Systems, Inc.	377,500	6,629
HTC Corp.	1,654,000	74,959
InterDigital, Inc. (d)	223,700	10,355
Juniper Networks, Inc. (a)	2,670,600	102,364
QUALCOMM, Inc.	7,190,700	408,719
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	502,700	7,641
		813,216
Computers & Peripherals - 7.9%
Apple, Inc. (a)	2,690,900	937,047
EMC Corp. (a)	3,638,000	103,101
NetApp, Inc. (a)	2,642,200	137,342
Stratasys, Inc. (a)	249,600	13,441
		1,190,931
Electronic Equipment & Components - 0.3%
Fabrinet (a)	985,800	22,723
Jabil Circuit, Inc.	966,700	19,179
		41,902
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 6.1%
Baidu.com, Inc. sponsored ADR (a)	600,400	$ 89,171
Bitauto Holdings Ltd. ADR	1,106,400	11,208
eBay, Inc. (a)	4,539,740	156,167
Facebook, Inc. Class B (a)(g)	543,827	13,596
Google, Inc. Class A (a)	861,300	468,633
INFO Edge India Ltd.	293,110	4,701
Mail.ru Group Ltd. GDR (a)(f)	1,193,100	36,628
OpenTable, Inc. (a)	179,551	19,982
Rackspace Hosting, Inc. (a)	2,061,200	95,207
Responsys, Inc.	25,300	404
SINA Corp. (a)	164,300	22,139
		917,836
IT Services - 3.2%
Accenture PLC Class A	818,300	46,749
Cognizant Technology Solutions Corp. Class A (a)	1,123,600	93,146
MasterCard, Inc. Class A	473,500	130,634
ServiceSource International, Inc.	315,400	3,943
VeriFone Systems, Inc. (a)	362,700	19,883
Visa, Inc. Class A	2,329,100	181,949
		476,304
Semiconductors & Semiconductor Equipment - 3.9%
Altera Corp.	2,620,300	127,609
Avago Technologies Ltd.	3,527,000	118,013
Broadcom Corp. Class A	856,400	30,128
Marvell Technology Group Ltd. (a)	1,645,100	25,384
NVIDIA Corp. (a)	9,966,222	199,324
NXP Semiconductors NV	2,638,100	88,113
Silicon Laboratories, Inc. (a)	97,473	4,248
		592,819
Software - 6.3%
Autodesk, Inc. (a)	374,784	16,858
BroadSoft, Inc. (a)	853,700	38,801
Check Point Software Technologies Ltd. (a)	1,947,300	106,965
Informatica Corp. (a)	1,193,700	66,859
Intuit, Inc. (a)	712,600	39,592
Microsoft Corp.	54,500	1,418
Nuance Communications, Inc. (a)	1,337,000	27,676
Oracle Corp.	7,950,600	286,619
QLIK Technologies, Inc.	1,011,763	32,437
RealPage, Inc.	1,106,300	35,291
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Red Hat, Inc. (a)	2,234,000	$ 106,048
Rovi Corp. (a)	291,500	14,155
salesforce.com, Inc. (a)	722,518	100,141
SuccessFactors, Inc. (a)	199,100	6,903
VMware, Inc. Class A (a)	620,000	59,167
		938,930
TOTAL INFORMATION TECHNOLOGY		4,971,938
MATERIALS - 3.0%
Chemicals - 1.6%
Agrium, Inc.	160,700	14,567
Air Products & Chemicals, Inc.	127,700	12,198
Cabot Corp.	439,900	19,730
Celanese Corp. Class A	475,700	23,747
CF Industries Holdings, Inc.	213,400	30,207
Grasim Industries Ltd.	106,695	6,209
LyondellBasell Industries NV Class A	1,557,900	69,327
PPG Industries, Inc.	180,200	17,060
Praxair, Inc.	57,400	6,109
Rockwood Holdings, Inc. (a)	466,100	26,447
Westlake Chemical Corp.	126,800	8,324
		233,925
Containers & Packaging - 0.1%
Ball Corp.	441,000	16,454
Metals & Mining - 1.3%
Carpenter Technology Corp.	733,325	37,590
Freeport-McMoRan Copper & Gold, Inc.	1,560,900	85,896
Newmont Mining Corp.	249,800	14,641
Reliance Steel & Aluminum Co.	213,100	12,064
Royal Gold, Inc.	188,800	11,513
Silver Wheaton Corp.	260,500	10,601
Walter Energy, Inc.	163,100	22,544
		194,849
TOTAL MATERIALS		445,228
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp.	510,900	$ 14,014
TOTAL COMMON STOCKS (Cost $10,630,080)		14,890,056
Preferred Stocks - 0.7%

Convertible Preferred Stocks - 0.1%
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. (a)(g)	2,142,858	15,000
Nonconvertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.6%
Automobiles - 0.6%
Volkswagen AG (d)	469,600	92,511
TOTAL PREFERRED STOCKS (Cost $68,339)		107,511
Money Market Funds - 1.5%

Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c) (Cost $230,332)	230,331,800	230,332
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $10,928,751)		15,227,899
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(195,990)
NET ASSETS - 100%		$ 15,031,909
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,628,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $45,136,000 or 0.3% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 13,596
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 15,000
Swisher Hygiene, Inc.	3/22/11 - 4/15/11	$ 13,004
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 49
Fidelity Securities Lending Cash Central Fund	809
Total	$ 858
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Furniture Brands International, Inc.	$ 16,160	$ -	$ 14,466	$ -	$ -
Parsvnath Developers Ltd.	18,023	14,168	-	-	21,425
Total	$ 34,183	$ 14,168	$ 14,466	$ -	$ 21,425
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,664,673	$ 2,657,127	$ 7,546	$ -
Consumer Staples	1,311,863	1,311,863	-	-
Energy	1,767,844	1,767,844	-	-
Financials	562,591	532,658	29,933	-
Health Care	1,371,226	1,346,506	9,720	15,000
Industrials	1,888,190	1,826,179	62,011	-
Information Technology	4,971,938	4,958,342	-	13,596
Materials	445,228	439,019	6,209	-
Utilities	14,014	14,014	-	-
Money Market Funds	230,332	230,332	-	-
Total Investments in Securities:	$ 15,227,899	$ 15,083,884	$ 115,419	$ 28,596
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 6,774
Total Realized Gain (Loss)	(1,136)
Total Unrealized Gain (Loss)	174
Cost of Purchases	28,596
Proceeds of Sales	(5,812)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 28,596
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $10,970,735,000. Net unrealized appreciation aggregated $4,257,164,000, of which $4,349,341,000 related to appreciated investment securities and $92,177,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Blue Chip Value Fund

April 30, 2011

1.800334.107

BCV-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
CONSUMER DISCRETIONARY - 8.9%
Automobiles - 0.9%
Ford Motor Co. (a)	196,561	$ 3,040,799
Honda Motor Co. Ltd.	38,200	1,468,384
		4,509,183
Household Durables - 3.4%
D.R. Horton, Inc.	14,700	182,868
Garmin Ltd. (d)	487,622	16,691,301
		16,874,169
Media - 3.9%
Comcast Corp. Class A (special) (non-vtg.)	198,297	4,868,191
Time Warner, Inc.	118,800	4,497,768
Washington Post Co. Class B (d)	22,570	9,838,263
		19,204,222
Specialty Retail - 0.7%
American Eagle Outfitters, Inc.	213,680	3,324,861
TOTAL CONSUMER DISCRETIONARY		43,912,435
CONSUMER STAPLES - 9.4%
Beverages - 3.8%
Grupo Modelo SAB de CV Series C	2,998,400	18,749,931
Food & Staples Retailing - 2.4%
CVS Caremark Corp.	170,274	6,170,730
Kroger Co.	103,660	2,519,975
Safeway, Inc.	129,061	3,137,473
		11,828,178
Food Products - 1.8%
Dean Foods Co. (a)	243,157	2,720,927
Kraft Foods, Inc. Class A	191,560	6,432,585
		9,153,512
Household Products - 0.4%
Procter & Gamble Co.	29,680	1,926,232
Tobacco - 1.0%
Lorillard, Inc.	45,458	4,841,277
TOTAL CONSUMER STAPLES		46,499,130
ENERGY - 12.1%
Energy Equipment & Services - 0.6%
Transocean Ltd. (United States) (a)	37,866	2,754,752
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 11.5%
Anadarko Petroleum Corp.	72,700	$ 5,738,938
Apache Corp.	21,500	2,867,455
BP PLC sponsored ADR	227,862	10,513,553
Chevron Corp.	141,200	15,452,928
ConocoPhillips	66,400	5,240,952
Marathon Oil Corp.	111,485	6,024,649
Occidental Petroleum Corp.	48,816	5,579,181
Suncor Energy, Inc.	117,800	5,429,931
		56,847,587
TOTAL ENERGY		59,602,339
FINANCIALS - 24.1%
Capital Markets - 6.3%
Bank of New York Mellon Corp.	165,100	4,781,296
Goldman Sachs Group, Inc.	102,041	15,409,211
Invesco Ltd.	53,706	1,335,668
Morgan Stanley	114,300	2,988,945
Northern Trust Corp.	67,200	3,359,328
State Street Corp.	67,670	3,150,039
		31,024,487
Commercial Banks - 4.2%
Aozora Bank Ltd.	1,477,000	3,198,980
PNC Financial Services Group, Inc.	12,722	793,089
Sumitomo Mitsui Financial Group, Inc.	169,500	5,264,338
Wells Fargo & Co.	394,098	11,472,193
		20,728,600
Consumer Finance - 0.7%
Discover Financial Services	136,900	3,400,596
Diversified Financial Services - 7.2%
Bank of America Corp.	556,302	6,831,389
Citigroup, Inc. (a)	3,452,194	15,845,570
JPMorgan Chase & Co.	289,452	13,207,695
		35,884,654
Insurance - 5.4%
Berkshire Hathaway, Inc. Class B (a)	49,052	4,086,032
First American Financial Corp.	255,868	3,991,541
Lincoln National Corp.	113,500	3,544,605
MetLife, Inc.	194,500	9,100,655
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
RenaissanceRe Holdings Ltd.	27,200	$ 1,911,616
XL Group PLC Class A	158,712	3,875,747
		26,510,196
Thrifts & Mortgage Finance - 0.3%
Radian Group, Inc.	235,679	1,397,576
TOTAL FINANCIALS		118,946,109
HEALTH CARE - 15.5%
Biotechnology - 1.3%
Gilead Sciences, Inc. (a)	166,100	6,451,324
Health Care Equipment & Supplies - 1.1%
Boston Scientific Corp. (a)	232,500	1,741,425
CareFusion Corp. (a)	127,300	3,738,801
		5,480,226
Health Care Providers & Services - 1.0%
Omnicare, Inc.	153,179	4,812,884
Pharmaceuticals - 12.1%
Eli Lilly & Co.	310,527	11,492,604
Johnson & Johnson	156,881	10,310,219
Merck & Co., Inc.	369,715	13,291,254
Pfizer, Inc.	1,134,884	23,787,169
Teva Pharmaceutical Industries Ltd. sponsored ADR	24,300	1,111,239
		59,992,485
TOTAL HEALTH CARE		76,736,919
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.5%
Textron, Inc.	107,131	2,796,119
United Technologies Corp.	51,200	4,586,496
		7,382,615
Building Products - 0.5%
Armstrong World Industries, Inc.	53,500	2,394,125
Construction & Engineering - 0.8%
Jacobs Engineering Group, Inc. (a)	83,950	4,164,760
Electrical Equipment - 1.0%
Alstom SA	71,734	4,770,202
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - 3.5%
General Electric Co.	850,741	$ 17,397,653
Machinery - 0.8%
Navistar International Corp. (a)	58,200	4,046,064
TOTAL INDUSTRIALS		40,155,419
INFORMATION TECHNOLOGY - 11.3%
Communications Equipment - 4.8%
Alcatel-Lucent SA sponsored ADR (a)(d)	2,297,262	15,024,093
Comverse Technology, Inc. (a)	1,144,450	8,720,709
		23,744,802
Computers & Peripherals - 3.0%
Hewlett-Packard Co.	97,426	3,933,088
Seagate Technology	614,794	10,832,670
		14,765,758
Electronic Equipment & Components - 0.5%
Corning, Inc.	122,929	2,574,133
Office Electronics - 1.2%
Xerox Corp.	565,600	5,706,904
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. (a)	78,670	715,897
Software - 1.7%
Microsoft Corp.	313,428	8,155,397
TOTAL INFORMATION TECHNOLOGY		55,662,891
MATERIALS - 3.4%
Chemicals - 2.4%
Clariant AG (Reg.) (a)	488,917	10,143,975
Dow Chemical Co.	41,722	1,710,185
		11,854,160
Metals & Mining - 1.0%
Goldcorp, Inc.	89,900	5,025,696
TOTAL MATERIALS		16,879,856
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	33,190	$ 1,032,873
Verizon Communications, Inc.	45,230	1,708,789
		2,741,662
Wireless Telecommunication Services - 3.7%
Sprint Nextel Corp. (a)	2,722,597	14,103,052
Vodafone Group PLC sponsored ADR	144,404	4,205,044
		18,308,096
TOTAL TELECOMMUNICATION SERVICES		21,049,758
UTILITIES - 1.7%
Electric Utilities - 1.7%
NextEra Energy, Inc.	84,775	4,795,722
PPL Corp.	126,161	3,460,596
		8,256,318
TOTAL COMMON STOCKS (Cost $461,780,199)		487,701,174
Money Market Funds - 9.5%

Fidelity Cash Central Fund, 0.13% (b)	6,459,368	6,459,368
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	40,268,292	40,268,292
TOTAL MONEY MARKET FUNDS (Cost $46,727,660)		46,727,660
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $508,507,859)		534,428,834
NET OTHER ASSETS (LIABILITIES) - (8.3)%		(40,816,122)
NET ASSETS - 100%		$ 493,612,712
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,826
Fidelity Securities Lending Cash Central Fund	173,071
Total	$ 181,897
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 43,912,435	$ 42,444,051	$ 1,468,384	$ -
Consumer Staples	46,499,130	46,499,130	-	-
Energy	59,602,339	59,602,339	-	-
Financials	118,946,109	110,482,791	8,463,318	-
Health Care	76,736,919	76,736,919	-	-
Industrials	40,155,419	40,155,419	-	-
Information Technology	55,662,891	55,662,891	-	-
Materials	16,879,856	16,879,856	-	-
Telecommunication Services	21,049,758	21,049,758	-	-
Utilities	8,256,318	8,256,318	-	-
Money Market Funds	46,727,660	46,727,660	-	-
Total Investments in Securities:	$ 534,428,834	$ 524,497,132	$ 9,931,702	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $516,075,668. Net unrealized appreciation aggregated $18,353,166, of which $45,362,302 related to appreciated investment securities and $27,009,136 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Dividend Growth Fund -
Dividend Growth
Class K

April 30, 2011

1.800335.107

DGF-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.4%
Auto Components - 0.4%
Minth Group Ltd.	4,824,000	$ 7,416
Modine Manufacturing Co. (a)	650,945	11,593
SAF-Holland SA (a)	90,000	1,089
Tenneco, Inc. (a)	286,107	13,221
TRW Automotive Holdings Corp. (a)	146,787	8,376
		41,695
Automobiles - 0.5%
Bayerische Motoren Werke AG (BMW)	161,188	15,201
General Motors Co.	73,500	2,359
Harley-Davidson, Inc.	284,662	10,607
Mazda Motor Corp.	3,026,000	6,948
Winnebago Industries, Inc. (a)(d)(e)	1,829,836	22,653
		57,768
Distributors - 0.1%
Silver Base Group Holdings Ltd.	11,002,000	9,052
Diversified Consumer Services - 0.7%
Coinstar, Inc. (a)(d)	231,497	12,496
DeVry, Inc.	219,722	11,623
Grand Canyon Education, Inc. (a)	555,923	8,039
ITT Educational Services, Inc. (a)	98,129	7,039
Service Corp. International	1,072,000	12,617
Stewart Enterprises, Inc. Class A	2,119,793	17,192
Weight Watchers International, Inc.	77,700	6,041
		75,047
Hotels, Restaurants & Leisure - 1.9%
Accor SA	327,561	14,556
Ajisen (China) Holdings Ltd.	2,044,000	4,079
Bravo Brio Restaurant Group, Inc.	581,449	12,001
Brinker International, Inc.	893,506	21,525
Club Mediterranee SA (a)	548,247	12,778
Cracker Barrel Old Country Store, Inc.	49,000	2,510
Denny's Corp. (a)	1,230,603	5,033
DineEquity, Inc. (a)(d)	467,465	23,359
McDonald's Corp.	264,728	20,731
NH Hoteles SA (a)	2,058,973	17,368
O'Charleys, Inc. (a)(e)	1,496,225	9,785
Sol Melia SA (d)	861,267	11,226
Spur Corp. Ltd.	1,999,675	4,110
Starbucks Corp.	183,930	6,656
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
WMS Industries, Inc. (a)	999,242	$ 32,775
Wyndham Worldwide Corp.	418,609	14,488
		212,980
Household Durables - 0.6%
Dorel Industries, Inc. Class B (sub. vtg.)	183,900	6,115
Garmin Ltd. (d)	343,400	11,755
Lennar Corp. Class A	70,000	1,329
Newell Rubbermaid, Inc.	605,922	11,549
Stanley Black & Decker, Inc.	287,339	20,875
Techtronic Industries Co. Ltd.	8,747,000	11,939
Tempur-Pedic International, Inc. (a)	92,639	5,816
		69,378
Leisure Equipment & Products - 0.1%
Giant Manufacturing Co. Ltd.	490,000	1,956
Hasbro, Inc.	261,601	12,253
		14,209
Media - 2.5%
CBS Corp. Class B	163,500	4,123
CC Media Holdings, Inc. Class A (a)	1,200,000	9,180
Cinemark Holdings, Inc.	351,388	7,144
Comcast Corp.:
Class A	51,870	1,361
Class A (special) (non-vtg.)	2,579,415	63,325
Dentsu, Inc.	185,000	4,919
DreamWorks Animation SKG, Inc. Class A (a)	384,133	10,176
Havas SA (d)	1,640,751	9,357
MDC Partners, Inc. Class A (sub. vtg.)	1,398,539	23,258
Mood Media Corp. (a)	1,083,500	3,733
Mood Media Corp. (a)(g)	2,002,900	6,211
News Corp. Class A	654,181	11,658
Proto Corp.	12,300	460
Saraiva SA Livreiros Editores	163,500	4,063
The Walt Disney Co.	1,246,025	53,704
Time Warner Cable, Inc.	266,656	20,834
Time Warner, Inc.	1,009,976	38,238
		271,744
Multiline Retail - 0.7%
Macy's, Inc.	179,900	4,301
Maoye International Holdings Ltd.	9,689,000	4,903
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Marisa Lojas SA	208,500	$ 3,949
PPR SA	76,800	13,736
Target Corp.	1,043,421	51,232
		78,121
Specialty Retail - 2.4%
Advance Auto Parts, Inc.	466,900	30,563
Asbury Automotive Group, Inc. (a)	479,969	8,303
AutoZone, Inc. (a)	7,352	2,076
Best Buy Co., Inc.	364,842	11,390
Big 5 Sporting Goods Corp.	455,600	5,444
Carphone Warehouse Group PLC (a)	1,419,949	9,434
Casual Male Retail Group, Inc. (a)	1,975,699	8,337
China ZhengTong Auto Services Holdings Ltd.	204,500	231
DSW, Inc. Class A (a)	114,479	5,435
Fast Retailing Co. Ltd.	29,400	4,635
Foot Locker, Inc.	712,327	15,329
Foschini Ltd.	1,061,804	14,645
Guess?, Inc.	159,409	6,853
Hengdeli Holdings Ltd.	29,404,000	17,605
Home Depot, Inc.	338,968	12,589
I.T Ltd.	3,688,000	2,968
Lowe's Companies, Inc.	2,042,012	53,603
Lumber Liquidators Holdings, Inc. (a)(d)	265,919	6,901
MarineMax, Inc. (a)	711,336	6,800
OfficeMax, Inc. (a)	1,123,922	11,194
SuperGroup PLC (a)	245,326	6,499
Urban Outfitters, Inc. (a)	544,268	17,123
		257,957
Textiles, Apparel & Luxury Goods - 0.5%
Bosideng International Holdings Ltd.	21,544,000	6,824
Christian Dior SA	9,004	1,445
G-III Apparel Group Ltd. (a)	384,929	17,268
Maidenform Brands, Inc. (a)	81,722	2,587
Peak Sport Products Co. Ltd.	6,664,000	5,080
Phillips-Van Heusen Corp.	296,663	20,888
		54,092
TOTAL CONSUMER DISCRETIONARY		1,142,043
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 8.8%
Beverages - 2.1%
Anheuser-Busch InBev SA NV (d)	302,047	$ 19,277
Britvic PLC	1,431,764	9,794
Carlsberg A/S Series B	136,900	16,260
Dr Pepper Snapple Group, Inc.	441,360	17,301
Grupo Modelo SAB de CV Series C	1,800,600	11,260
PepsiCo, Inc.	282,085	19,433
Radico Khaitan Ltd.	102,163	332
The Coca-Cola Co.	2,068,541	139,544
		233,201
Food & Staples Retailing - 1.9%
Casey's General Stores, Inc.	204,401	7,978
CVS Caremark Corp.	1,349,647	48,911
Droga Raia SA	345,600	5,316
Drogasil SA	707,700	5,083
Eurocash SA	68,400	837
Kroger Co.	1,027,591	24,981
Susser Holdings Corp. (a)	830,800	11,457
Sysco Corp.	24,500	708
Wal-Mart Stores, Inc.	1,004,563	55,231
Walgreen Co.	1,004,818	42,926
Winn-Dixie Stores, Inc. (a)	409,235	2,901
		206,329
Food Products - 2.0%
Archer Daniels Midland Co.	850,200	31,474
Calavo Growers, Inc.	581,770	12,217
Chiquita Brands International, Inc. (a)	452,692	7,207
Danone	171,700	12,577
Diamond Foods, Inc. (d)	335,030	21,978
Flowers Foods, Inc. (d)	306,612	9,370
Global Dairy Holdings Ltd.	11,484,000	4,968
Green Mountain Coffee Roasters, Inc. (a)	294,400	19,713
Kraft Foods, Inc. Class A	1,321,541	44,377
Marine Harvest ASA	748,603	989
Nestle SA	497,616	30,887
Sara Lee Corp.	673,096	12,923
Seneca Foods Corp. Class A (a)	16,342	457
Shenguan Holdings Group Ltd.	1,876,000	2,493
Smithfield Foods, Inc. (a)	9,509	224
The J.M. Smucker Co.	110,347	8,284
		220,138
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 1.2%
Procter & Gamble Co.	1,540,504	$ 99,979
Reckitt Benckiser Group PLC	65,400	3,631
Spectrum Brands Holdings, Inc. (a)	122,613	3,985
Uni-Charm Corp.	314,800	12,468
Youyuan International Holdings Ltd.	8,394,000	4,864
		124,927
Personal Products - 0.5%
Avon Products, Inc.	692,228	20,338
BaWang International (Group) Holding Ltd. (d)	19,470,000	5,440
Estee Lauder Companies, Inc. Class A	125,035	12,128
Hengan International Group Co. Ltd.	907,000	7,077
USANA Health Sciences, Inc. (a)	340,334	12,694
		57,677
Tobacco - 1.1%
British American Tobacco PLC (United Kingdom)	122,600	5,357
Imperial Tobacco Group PLC	369,268	12,997
Japan Tobacco, Inc.	122	474
Philip Morris International, Inc.	1,508,619	104,759
		123,587
TOTAL CONSUMER STAPLES		965,859
ENERGY - 13.7%
Energy Equipment & Services - 4.2%
Aker Drilling ASA (a)	1,227,500	4,211
Aker Solutions ASA	1,413,171	34,101
Baker Hughes, Inc.	454,110	35,153
Cal Dive International, Inc. (a)	878,492	6,905
Cathedral Energy Services Ltd.	980,700	9,640
Halliburton Co.	1,161,975	58,656
Hornbeck Offshore Services, Inc. (a)	28,600	836
ION Geophysical Corp. (a)	1,969,678	24,897
National Oilwell Varco, Inc.	1,056,270	81,005
Noble Corp.	355,108	15,273
Oceaneering International, Inc. (a)	53,500	4,677
Oil States International, Inc. (a)	8,200	681
Saipem SpA	279,990	15,896
Schlumberger Ltd.	950,054	85,267
Superior Energy Services, Inc. (a)	122,634	4,712
Transocean Ltd. (United States) (a)	329,526	23,973
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Trinidad Drilling Ltd.	208,400	$ 2,388
Unit Corp. (a)	194,078	12,231
Vantage Drilling Co. (a)	5,557,916	9,893
Weatherford International Ltd. (a)	1,347,761	29,085
		459,480
Oil, Gas & Consumable Fuels - 9.5%
Americas Petrogas, Inc. (a)	1,881,400	4,534
Americas Petrogas, Inc. (a)(f)	2,250,000	5,422
Anadarko Petroleum Corp.	343,835	27,142
Apache Corp.	335,028	44,683
Berry Petroleum Co. Class A	377,753	20,070
BP PLC sponsored ADR	661,259	30,510
BPZ Energy, Inc. (a)(d)	755,932	3,598
C&C Energia Ltd.	613,800	8,693
Chesapeake Energy Corp.	969,027	32,627
Chevron Corp.	695,721	76,140
Concho Resources, Inc. (g)	203,320	21,725
Crestwood Midstream Partners LP	72,700	2,177
Crown Point Ventures Ltd. (a)	654,400	1,404
Crown Point Ventures Ltd. (a)(f)	1,487,700	3,192
CVR Energy, Inc. (a)	1,418,412	31,531
Denbury Resources, Inc. (a)	813,434	18,359
Double Eagle Petroleum Co. (a)(d)(e)	699,403	7,120
EOG Resources, Inc.	230,845	26,065
EV Energy Partners LP	111,590	6,572
Exxon Mobil Corp.	1,056,247	92,950
Gran Tierra Energy, Inc. (a)	674,500	5,019
Gulfport Energy Corp. (a)	349,757	11,906
Heritage Oil PLC	653,800	2,737
Holly Corp.	574,428	33,259
HRT Participacoes em Petroleo SA (a)	100	102
HRT Participacoes em Petroleo SA rights 5/20/11 (a)	28	0
InterOil Corp. (a)(d)	252,419	16,054
Kodiak Oil & Gas Corp. (a)(d)	1,915,407	13,446
Madalena Ventures, Inc. (a)	2,780,000	2,116
Marathon Oil Corp.	675,356	36,496
Massey Energy Co.	317,717	21,681
Niko Resources Ltd.	129,900	10,977
Noble Energy, Inc.	227,924	21,942
Northern Oil & Gas, Inc. (a)(d)	2,075,371	49,311
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
OAO Gazprom sponsored ADR	989,400	$ 16,879
Occidental Petroleum Corp.	481,922	55,079
OGX Petroleo e Gas Participacoes SA (a)	20,400	219
Painted Pony Petroleum Ltd. (a)(f)	116,500	1,226
Painted Pony Petroleum Ltd. Class A (a)	61,300	645
Paladin Energy Ltd. (Australia) (a)	3,201,376	11,584
Pan Orient Energy Corp. (a)	938,500	6,051
PetroBakken Energy Ltd. Class A (d)	281,726	5,348
Petrofrontier Corp.	224,900	875
Petrohawk Energy Corp. (a)	1,071,149	28,932
Petroleum Development Corp. (a)	208,509	8,303
Progress Energy Resources Corp.	368,900	5,046
Progress Energy Resources Corp. (f)	290,300	3,970
Resolute Energy Corp. (a)(d)	880,874	15,583
Rodinia Oil Corp.	531,300	1,000
Southwestern Energy Co. (a)	248,003	10,877
Suncor Energy, Inc.	283,700	13,077
TAG Oil Ltd. (a)	899,300	5,532
Talisman Energy, Inc.	627,900	15,165
Targa Resources Corp.	148,200	5,190
Tesoro Corp. (a)	932,116	25,279
Tesoro Logistics LP	43,300	1,027
Tourmaline Oil Corp. (a)	92,700	2,647
Tourmaline Oil Corp. (a)(f)	192,600	5,501
Valero Energy Corp.	1,163,516	32,928
Voyager Oil & Gas, Inc.	2,396,776	10,210
Voyager Oil & Gas, Inc. warrants 2/4/16	1,198,388	1,758
Western Refining, Inc. (a)(d)	400,405	6,791
Whiting Petroleum Corp. (a)	387,582	26,937
Williams Companies, Inc.	910,930	30,216
		1,043,435
TOTAL ENERGY		1,502,915
FINANCIALS - 14.1%
Capital Markets - 2.2%
American Capital Ltd. (a)	529,425	5,437
Artio Global Investors, Inc. Class A	81,762	1,343
Ashmore Group PLC	1,186,300	7,393
Bank of New York Mellon Corp.	856,352	24,800
Bank Sarasin & Co. Ltd. Series B (Reg.)	19,847	872
BlackRock, Inc. Class A	82,478	16,161
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Capital Markets - continued
FXCM, Inc. Class A (d)	327,100	$ 4,354
Goldman Sachs Group, Inc.	393,400	59,407
GP Investments Ltd. (depositary receipt) (a)	1,585,744	6,632
ICAP PLC	927,600	8,034
Internet Capital Group, Inc. (a)	449,436	6,243
Invesco Ltd.	648,687	16,133
Medley Capital Corp.	234,600	2,745
Morgan Stanley	2,004,924	52,429
State Street Corp.	506,341	23,570
TD Ameritrade Holding Corp.	408,811	8,806
		244,359
Commercial Banks - 3.2%
Associated Banc-Corp.	1,195,843	17,459
Banco Pine SA	776,100	6,704
CapitalSource, Inc.	5,593,045	37,362
CIT Group, Inc. (a)	38,876	1,651
Comerica, Inc.	196,202	7,442
Commercial Bank of Qatar GDR (Reg. S)	1,024,737	4,120
Credicorp Ltd. (NY Shares)	4,100	396
Guaranty Trust Bank PLC GDR (Reg. S)	613,034	3,862
Huntington Bancshares, Inc.	2,555,611	17,353
Intesa Sanpaolo SpA	1,267,405	4,209
Itau Unibanco Banco Multiplo SA ADR (a)(f)	253,800	6,028
KeyCorp	651,300	5,647
Lloyds Banking Group PLC (a)	6,395,900	6,350
Regions Financial Corp.	2,968,759	21,791
SunTrust Banks, Inc.	466,716	13,157
Susquehanna Bancshares, Inc.	860,825	7,937
SVB Financial Group (a)	422,500	25,536
Wells Fargo & Co.	5,628,041	163,832
Wilmington Trust Corp., Delaware	367,758	1,659
Zions Bancorporation	89,873	2,197
		354,692
Consumer Finance - 0.8%
American Express Co.	769,561	37,770
Capital One Financial Corp.	205,592	11,252
Discover Financial Services	875,027	21,736
Imperial Holdings, Inc. (a)	412,500	4,100
SLM Corp.	722,922	11,993
		86,851
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 3.7%
Citigroup, Inc. (a)	35,278,246	$ 161,927
CME Group, Inc.	57,527	17,015
Deutsche Boerse AG	128,642	10,690
Infrastructure Development Finance Co. Ltd.	2,309,980	7,584
JPMorgan Chase & Co.	3,759,919	171,565
PICO Holdings, Inc. (a)(e)	1,219,564	39,172
		407,953
Insurance - 1.9%
ACE Ltd.	28,600	1,923
AEGON NV (a)	1,979,927	15,738
AFLAC, Inc.	522,198	29,342
American Equity Investment Life Holding Co.	474,300	6,099
Assured Guaranty Ltd.	2,289,114	38,915
Berkshire Hathaway, Inc. Class B (a)	186,399	15,527
Delphi Financial Group, Inc. Class A	246,035	7,861
Genworth Financial, Inc. Class A (a)	3,075,402	37,489
Lincoln National Corp.	491,950	15,364
MetLife, Inc.	574,500	26,881
Prudential Financial, Inc.	187,900	11,917
XL Group PLC Class A	118,572	2,896
		209,952
Real Estate Investment Trusts - 1.7%
Beni Stabili SpA SIIQ	4,716,900	5,338
Boston Properties, Inc.	120,591	12,605
Campus Crest Communities, Inc.	340,903	4,029
CBL & Associates Properties, Inc.	1,572,040	29,193
Douglas Emmett, Inc.	81,812	1,703
Education Realty Trust, Inc.	826,300	7,032
Franklin Street Properties Corp.	606,400	8,574
HCP, Inc.	125,400	4,968
ProLogis Trust	1,635,300	26,639
Public Storage	124,919	14,654
SL Green Realty Corp.	281,900	23,265
Ventas, Inc.	110,900	6,203
Weyerhaeuser Co.	1,625,676	37,407
		181,610
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	1,544,926	41,265
Iguatemi Empresa de Shopping Centers SA	432,100	11,123
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Kenedix, Inc. (a)	42,790	$ 7,817
The St. Joe Co. (a)	40,900	1,068
		61,273
Thrifts & Mortgage Finance - 0.0%
Hudson City Bancorp, Inc.	61,300	584
TOTAL FINANCIALS		1,547,274
HEALTH CARE - 10.5%
Biotechnology - 2.9%
Acorda Therapeutics, Inc. (a)	254,700	7,142
Alexion Pharmaceuticals, Inc. (a)	126,500	12,257
Amgen, Inc. (a)	836,859	47,575
Amylin Pharmaceuticals, Inc. (a)	598,370	7,958
Ardea Biosciences, Inc. (a)	753,132	21,351
ARIAD Pharmaceuticals, Inc. (a)	2,189,679	18,722
ArQule, Inc. (a)	429,200	3,030
AVEO Pharmaceuticals, Inc. (a)	773,000	12,028
AVEO Pharmaceuticals, Inc. (a)(g)	290,609	4,522
Biogen Idec, Inc. (a)	303,322	29,528
Dynavax Technologies Corp. (a)	2,621,070	7,287
Gilead Sciences, Inc. (a)	288,125	11,191
Human Genome Sciences, Inc. (a)	370,500	10,919
ImmunoGen, Inc. (a)	376,900	5,035
InterMune, Inc. (a)	200,311	8,942
Micromet, Inc. (a)	1,097,200	7,417
NPS Pharmaceuticals, Inc. (a)	553,635	5,741
PDL BioPharma, Inc.	1,012,800	6,502
SIGA Technologies, Inc. (a)(d)	1,484,674	20,385
Theravance, Inc. (a)	1,321,161	36,662
Thrombogenics NV (a)(d)	402,397	12,523
United Therapeutics Corp. (a)	225,400	15,093
ZIOPHARM Oncology, Inc. (a)	1,318,852	9,971
		321,781
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	564,170	32,101
Boston Scientific Corp. (a)	1,809,200	13,551
C. R. Bard, Inc.	253,674	27,080
Covidien PLC	567,527	31,606
GN Store Nordic AS	842,174	8,355
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Kinetic Concepts, Inc. (a)	353,927	$ 20,892
Mani, Inc.	4,600	161
Orthofix International NV (a)	432,888	14,748
Orthovita, Inc. (a)	1,626,500	3,920
Sirona Dental Systems, Inc. (a)	171,700	9,799
Symmetry Medical, Inc. (a)	910,951	9,064
William Demant Holding A/S (a)	115,354	10,754
Zimmer Holdings, Inc. (a)	187,942	12,263
		194,294
Health Care Providers & Services - 2.6%
AmerisourceBergen Corp.	130,878	5,319
Brookdale Senior Living, Inc. (a)	1,388,400	37,820
Catalyst Health Solutions, Inc. (a)	323,190	19,249
CIGNA Corp.	900,755	42,182
Community Health Systems, Inc. (a)	204,400	6,281
DaVita, Inc. (a)	165,898	14,614
Diagnosticos da America SA	1,205,000	16,122
Emeritus Corp. (a)	433,433	10,623
Express Scripts, Inc. (a)	820,200	46,538
Fresenius Medical Care AG & Co. KGaA	227,623	17,889
McKesson Corp.	338,092	28,065
Medco Health Solutions, Inc. (a)	568,108	33,706
Sun Healthcare Group, Inc. (a)	789,262	9,305
Sunrise Senior Living, Inc. (a)	97,528	1,012
		288,725
Health Care Technology - 0.1%
Allscripts-Misys Healthcare Solutions, Inc. (a)	417,178	8,986
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc. (a)	1,077,975	53,802
Lonza Group AG	105,252	9,039
QIAGEN NV (a)	163,100	3,485
Thermo Fisher Scientific, Inc. (a)	352,390	21,140
		87,466
Pharmaceuticals - 2.3%
Auxilium Pharmaceuticals, Inc. (a)(d)	237,000	5,773
Cadence Pharmaceuticals, Inc. (a)(d)	2,618,495	22,205
Cardiome Pharma Corp. (a)	719,200	3,915
Columbia Laboratories, Inc. (a)	797,400	2,783
GlaxoSmithKline PLC	1,163,300	25,413
GlaxoSmithKline PLC sponsored ADR	524,029	22,879
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	2,580,424	$ 92,766
Novo Nordisk A/S Series B	200,837	25,426
Teva Pharmaceutical Industries Ltd. sponsored ADR	387,119	17,703
Valeant Pharmaceuticals International, Inc. (Canada)	489,400	25,812
Watson Pharmaceuticals, Inc. (a)	179,792	11,151
		255,826
TOTAL HEALTH CARE		1,157,078
INDUSTRIALS - 14.4%
Aerospace & Defense - 3.0%
Bombardier, Inc. Class B (sub. vtg.)	3,290,800	24,522
DigitalGlobe, Inc. (a)	348,521	10,107
Esterline Technologies Corp. (a)	157,621	11,317
GeoEye, Inc. (a)	581,150	21,555
Goodrich Corp.	246,154	21,753
Honeywell International, Inc.	593,730	36,354
Meggitt PLC	4,061,741	24,357
Precision Castparts Corp.	245,771	37,977
Raytheon Co.	493,126	23,941
Safran SA (d)	155,300	6,027
Textron, Inc.	1,550,078	40,457
United Technologies Corp.	852,696	76,385
		334,752
Airlines - 0.1%
Copa Holdings SA Class A	118,497	6,891
Southwest Airlines Co.	148,664	1,747
		8,638
Building Products - 0.6%
Armstrong World Industries, Inc.	231,540	10,361
Masco Corp.	1,611,882	21,631
Owens Corning (a)	603,907	22,852
Quanex Building Products Corp.	285,987	5,994
		60,838
Commercial Services & Supplies - 0.8%
KAR Auction Services, Inc. (a)	59,835	1,167
Knoll, Inc.	709,799	13,933
Pitney Bowes, Inc.	218,912	5,376
Quad/Graphics, Inc. (a)	22,468	900
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
R.R. Donnelley & Sons Co.	186,251	$ 3,513
Republic Services, Inc.	510,865	16,154
Schawk, Inc. Class A	179,918	3,393
Steelcase, Inc. Class A	1,496,147	17,280
Swisher Hygiene, Inc. (a)(g)	903,330	7,130
Swisher Hygiene, Inc. (a)(g)	1,177,734	9,296
The Geo Group, Inc. (a)	446,948	11,925
		90,067
Construction & Engineering - 1.5%
Chiyoda Corp.	1,738,000	17,299
Dycom Industries, Inc. (a)	573,133	8,517
Fluor Corp.	492,007	34,411
Foster Wheeler AG (a)	1,169,395	41,595
Great Lakes Dredge & Dock Corp.	622,073	4,634
Jacobs Engineering Group, Inc. (a)	122,616	6,083
MasTec, Inc. (a)	361,600	8,201
MYR Group, Inc. (a)	478,142	11,920
Shaw Group, Inc. (a)	797,231	31,012
SNC-Lavalin Group, Inc.	40,900	2,474
		166,146
Electrical Equipment - 1.4%
Alstom SA	372,483	24,770
AMETEK, Inc.	276,332	12,722
Cooper Industries PLC Class A	305,728	20,163
Emerson Electric Co.	235,985	14,338
Fushi Copperweld, Inc. (a)	490,354	3,947
GrafTech International Ltd. (a)	597,247	13,856
Prysmian SpA (d)	565,000	13,331
Regal-Beloit Corp.	214,474	16,255
Schneider Electric SA	95,607	16,894
Zumtobel AG	450,805	16,359
		152,635
Industrial Conglomerates - 1.8%
Carlisle Companies, Inc.	8,200	406
Cookson Group PLC	1,046,653	12,509
General Electric Co.	6,874,839	140,590
Koninklijke Philips Electronics NV	518,400	15,355
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - continued
Rheinmetall AG	228,900	$ 20,533
Siemens AG sponsored ADR	66,560	9,714
		199,107
Machinery - 2.3%
Actuant Corp. Class A	589,902	16,376
Altra Holdings, Inc. (a)	16,300	414
Caterpillar, Inc.	107,533	12,410
Charter International PLC	388,500	5,328
Commercial Vehicle Group, Inc. (a)	207,125	3,575
Cummins, Inc.	220,828	26,539
Danaher Corp.	36,764	2,031
Dover Corp.	177,471	12,075
Fiat Industrial SpA (a)	1,267,300	18,828
Hardinge, Inc.	149,385	1,935
Ingersoll-Rand Co. Ltd.	611,224	30,867
Jain Irrigation Systems Ltd.	204,305	844
Manitowoc Co., Inc.	257,540	5,715
Navistar International Corp. (a)	904,300	62,867
NORMA Group AG	10,500	316
NSK Ltd.	680,000	6,034
Pall Corp.	271,128	15,845
Schindler Holding AG (participation certificate)	79,502	10,283
SmartHeat, Inc. (a)(d)	1,503,760	4,421
Timken Co.	157,947	8,907
Trinity Industries, Inc.	171,947	6,224
		251,834
Professional Services - 0.6%
CBIZ, Inc. (a)	715,013	5,241
FTI Consulting, Inc. (a)	302,394	12,066
IHS, Inc. Class A (a)	26,509	2,339
Kforce, Inc. (a)	164,005	2,567
Robert Half International, Inc.	497,800	15,098
SFN Group, Inc. (a)	261,506	2,754
SR Teleperformance SA	412,788	15,753
Towers Watson & Co.	278,036	15,948
		71,766
Road & Rail - 1.9%
Arkansas Best Corp.	265,197	6,102
Con-way, Inc.	423,386	16,478
CSX Corp.	823,500	64,801
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	294,649	$ 22,004
Saia, Inc. (a)(e)	865,075	14,360
Tegma Gestao Logistica	76,100	1,305
Union Pacific Corp.	717,700	74,260
Universal Truckload Services, Inc. (a)	514,446	8,149
		207,459
Trading Companies & Distributors - 0.4%
Barloworld Ltd.	584,400	6,628
DXP Enterprises, Inc. (a)	175,800	4,615
Finning International, Inc.	186,000	5,456
Kaman Corp.	352,687	13,120
Mills Estruturas e Servicos de Engenharia SA	147,000	2,009
Rush Enterprises, Inc. Class A (a)	466,027	9,819
		41,647
TOTAL INDUSTRIALS		1,584,889
INFORMATION TECHNOLOGY - 16.5%
Communications Equipment - 1.9%
Alcatel-Lucent SA sponsored ADR (a)	980,670	6,414
Calix Networks, Inc. (a)	1,225,615	26,792
Cisco Systems, Inc.	4,409,657	77,434
Comverse Technology, Inc. (a)	2,424,200	18,472
Juniper Networks, Inc. (a)	1,115,397	42,753
QUALCOMM, Inc.	515,835	29,320
Tekelec (a)	204,300	1,706
ViaSat, Inc. (a)	85,172	3,400
		206,291
Computers & Peripherals - 3.4%
Apple, Inc. (a)	824,476	287,114
Hewlett-Packard Co.	2,226,753	89,894
		377,008
Electronic Equipment & Components - 1.3%
Arrow Electronics, Inc. (a)	134,953	6,153
Avnet, Inc. (a)	960,688	34,892
Corning, Inc.	1,568,497	32,844
Funtalk China Holdings Ltd. (a)	2,067,961	13,235
HLS Systems International Ltd. (a)	486,535	5,843
Itron, Inc. (a)	44,985	2,449
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Keyence Corp.	52,300	$ 13,819
Molex, Inc. (d)	629,880	17,007
TE Connectivity Ltd.	582,256	20,874
		147,116
Internet Software & Services - 1.0%
DealerTrack Holdings, Inc. (a)	224,800	5,049
eAccess Ltd. (d)	20,253	9,562
eBay, Inc. (a)	1,078,226	37,091
Facebook, Inc. Class B (a)(g)	418,635	10,466
Google, Inc. Class A (a)	37,649	20,485
Yahoo!, Inc. (a)	1,250,929	22,204
		104,857
IT Services - 1.6%
Acxiom Corp. (a)	864,628	12,589
Alliance Data Systems Corp. (a)(d)	264,094	25,089
Atos Origin SA (a)	205,101	12,639
Fidelity National Information Services, Inc.	642,635	21,271
Fiserv, Inc. (a)	147,181	9,024
Heartland Payment Systems, Inc.	643,700	12,848
MasterCard, Inc. Class A	83,316	22,986
Unisys Corp. (a)	506,985	15,047
Virtusa Corp. (a)	221,384	4,131
Visa, Inc. Class A	468,300	36,584
		172,208
Office Electronics - 0.3%
Xerox Corp.	3,241,081	32,703
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Micro Devices, Inc. (a)(d)	516,826	4,703
Analog Devices, Inc.	555,800	22,404
Applied Materials, Inc.	1,416,447	22,224
ASML Holding NV	628,949	26,265
Atmel Corp. (a)	299,270	4,579
Avago Technologies Ltd.	955,582	31,974
Cymer, Inc. (a)	748,289	36,000
Entropic Communications, Inc. (a)(d)	486,484	4,262
Fairchild Semiconductor International, Inc. (a)	1,488,363	31,211
Himax Technologies, Inc. sponsored ADR	2,128,823	5,386
Intersil Corp. Class A	920,495	13,596
Kulicke & Soffa Industries, Inc. (a)	644,015	5,835
Lam Research Corp. (a)	864,236	41,751
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
LTX-Credence Corp. (a)(e)	3,354,337	$ 29,082
Marvell Technology Group Ltd. (a)	2,535,125	39,117
Maxim Integrated Products, Inc.	789,957	21,597
Microchip Technology, Inc. (d)	174,779	7,173
Micron Technology, Inc. (a)	3,541,222	39,980
NVIDIA Corp. (a)	649,696	12,994
NXP Semiconductors NV	506,881	16,930
ON Semiconductor Corp. (a)	3,189,702	33,524
RF Micro Devices, Inc. (a)	367,906	2,450
Spansion, Inc. Class A (a)	142,996	2,817
Standard Microsystems Corp. (a)	40,900	1,110
TriQuint Semiconductor, Inc. (a)	815,957	11,236
Varian Semiconductor Equipment Associates, Inc. (a)	322,534	13,524
		481,724
Software - 2.6%
Aspen Technology, Inc. (a)	790,000	11,842
Autodesk, Inc. (a)	143,039	6,434
BMC Software, Inc. (a)	531,270	26,686
CA, Inc.	828,717	20,378
Check Point Software Technologies Ltd. (a)	265,718	14,596
Citrix Systems, Inc. (a)	221,040	18,643
DemandTec, Inc. (a)	831,862	9,209
Informatica Corp. (a)	515,836	28,892
JDA Software Group, Inc. (a)	390,123	12,784
Micro Focus International PLC	2,382,919	14,787
Oracle Corp.	3,024,779	109,043
Parametric Technology Corp. (a)	134,975	3,276
Sourcefire, Inc. (a)	237,100	6,312
TIBCO Software, Inc. (a)	151,198	4,534
		287,416
TOTAL INFORMATION TECHNOLOGY		1,809,323
MATERIALS - 6.2%
Chemicals - 2.7%
Air Products & Chemicals, Inc.	188,066	17,964
Airgas, Inc.	65,444	4,545
Ashland, Inc.	204,360	12,687
Celanese Corp. Class A	383,840	19,161
Clariant AG (Reg.) (a)	1,379,180	28,615
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
CVR Partners LP	385,700	$ 7,382
Dow Chemical Co.	1,091,200	44,728
Ecolab, Inc.	147,119	7,762
Huabao International Holdings Ltd.	8,481,461	12,581
Israel Chemicals Ltd.	347,300	6,104
Kraton Performance Polymers, Inc. (a)	276,900	12,782
Lanxess AG	69,451	6,371
LyondellBasell Industries NV Class A	342,300	15,232
PolyOne Corp.	603,304	8,736
Spartech Corp. (a)(e)	1,622,853	11,587
Valspar Corp.	55,549	2,184
W.R. Grace & Co. (a)	1,353,025	61,373
Yara International ASA	345,300	20,226
		300,020
Construction Materials - 0.2%
HeidelbergCement AG (d)	270,544	20,690
Containers & Packaging - 0.3%
Ball Corp.	134,916	5,034
FP Corp.	40,900	2,360
Rock-Tenn Co. Class A (d)	371,870	25,685
		33,079
Metals & Mining - 3.0%
Anglo American PLC (United Kingdom)	225,500	11,754
Argonaut Gold, Inc. (a)	400,774	2,287
Centamin Egypt Ltd. (Canada) (a)	694,600	1,512
Commercial Metals Co.	1,062,750	17,812
Eldorado Gold Corp.	1,021,878	19,020
First Quantum Minerals Ltd.	12,300	1,753
Freeport-McMoRan Copper & Gold, Inc.	576,874	31,745
Goldcorp, Inc.	818,600	45,762
Grande Cache Coal Corp. (a)	738,500	6,299
Gulf Resources, Inc. (a)(d)(e)	779,537	2,440
Gulf Resources, Inc. (a)(e)(g)	1,894,460	5,930
Ivanhoe Mines Ltd. (a)	1,850,265	48,520
Kinross Gold Corp.	817,445	12,960
Mirabela Nickel Ltd. (a)	1,860,361	4,019
Newcrest Mining Ltd.	907,007	41,223
Pan American Silver Corp.	297,400	10,730
Randgold Resources Ltd. sponsored ADR	368,823	31,929
Reliance Steel & Aluminum Co.	81,850	4,634
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ternium SA sponsored ADR	266,800	$ 8,970
United States Steel Corp.	336,119	16,036
		325,335
TOTAL MATERIALS		679,124
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.5%
China Unicom (Hong Kong) Ltd.	6,326,000	12,938
Iliad Group SA	139,099	17,882
Koninklijke KPN NV	957,328	15,194
Telefonica SA sponsored ADR	184,560	4,976
		50,990
Wireless Telecommunication Services - 0.8%
NII Holdings, Inc. (a)	251,000	10,437
SOFTBANK CORP.	310,300	13,092
Sprint Nextel Corp. (a)	9,029,643	46,774
TIM Participacoes SA	1,921,600	8,818
TIM Participacoes SA rights 5/12/11 (a)	1,606	0
Turkcell Iletisim Hizmet AS	1,697,000	10,038
		89,159
TOTAL TELECOMMUNICATION SERVICES		140,149
UTILITIES - 2.5%
Electric Utilities - 0.9%
American Electric Power Co., Inc.	520,895	19,002
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B) sponsored ADR (d)	502,200	9,411
E.ON AG (d)	174,030	5,949
Edison International	179,891	7,064
FirstEnergy Corp.	200,753	8,022
NextEra Energy, Inc.	380,956	21,551
NV Energy, Inc.	486,328	7,387
PPL Corp.	791,353	21,707
		100,093
Gas Utilities - 0.2%
Aygaz AS	101,860	757
China Gas Holdings Ltd.	9,942,000	3,892
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Gas Utilities - continued
Enn Energy Holdings Ltd.	3,084,000	$ 10,563
ONEOK, Inc.	44,971	3,145
		18,357
Independent Power Producers & Energy Traders - 0.7%
AES Corp. (a)	6,036,156	79,919
Multi-Utilities - 0.7%
Alliant Energy Corp.	97,705	3,863
CenterPoint Energy, Inc.	531,458	9,885
CMS Energy Corp.	602,490	11,929
National Grid PLC	1,228,400	12,604
PG&E Corp.	300,057	13,827
Public Service Enterprise Group, Inc.	423,114	13,612
Sempra Energy	207,722	11,445
		77,165
TOTAL UTILITIES		275,534
TOTAL COMMON STOCKS (Cost $8,597,682)		10,804,189
Preferred Stocks - 0.6%

Convertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	401,100	19,979
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
Citigroup, Inc. 7.50%	157,200	20,442
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 9.50%	187,100	10,605
TOTAL CONVERTIBLE PREFERRED STOCKS		51,026
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen AG (d)	89,700	$ 17,671
TOTAL PREFERRED STOCKS (Cost $55,283)		68,697
Investment Companies - 0.2%

Ares Capital Corp. (Cost $13,105)	1,035,380	18,337
Convertible Bonds - 0.4%
	Principal Amount (000s)
FINANCIALS - 0.3%
Real Estate Management & Development - 0.1%
Forest City Enterprises, Inc. 5% 10/15/16	$ 6,170	9,973
Thrifts & Mortgage Finance - 0.2%
MGIC Investment Corp. 9% 4/1/63 (f)	18,163	18,572
TOTAL FINANCIALS		28,545
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Incyte Corp. 4.75% 10/1/15	5,630	12,847
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Clearwire Communications LLC/Clearwire Finance, Inc. 8.25% 12/1/40 (f)	4,080	4,238
TOTAL CONVERTIBLE BONDS (Cost $27,421)		45,630
Money Market Funds - 2.7%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	35,131,048	$ 35,131
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	259,656,197	259,656
TOTAL MONEY MARKET FUNDS (Cost $294,787)		294,787
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $8,988,278)		11,231,639
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(251,711)
NET ASSETS - 100%		$ 10,979,928
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,149,000 or 0.4% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $65,279,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
AVEO Pharmaceuticals	10/28/10	$ 3,923
Concho Resources, Inc.	7/20/10	$ 9,210
Facebook, Inc. Class B	3/31/11	$ 10,466
Gulf Resources, Inc.	12/11/09	$ 16,103
Mood Media Corp.	2/2/11	$ 4,054
Swisher Hygiene, Inc.	3/22/11 - 4/15/11	$ 13,586
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 95
Fidelity Securities Lending Cash Central Fund	1,472
Total	$ 1,567
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate $ (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Double Eagle Petroleum Co.	$ -	$ 6,143	$ -	$ -	$ 7,120
Gulf Resources, Inc	5,042	946	107	-	2,440
Gulf Resources, Inc	16,406	-	-	-	5,930
LTX-Credence Corp.	24,000	4,614	1,147	-	29,082
O'Charleys, Inc.	9,141	1,240	-	-	9,785
PICO Holdings, Inc.	38,871	687	1,228	-	39,172
Saia, Inc.	11,583	1,315	-	-	14,360
Spartech Corp.	15,775	2,635	1,873	-	11,587
Winnebago Industries, Inc.	16,261	3,683	-	-	22,653
Total	$ 137,079	$ 21,263	$ 4,355	$ -	$ 142,129
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,179,693	$ 1,156,520	$ 23,173	$ -
Consumer Staples	965,859	928,283	37,576	-
Energy	1,502,915	1,501,157	11,758	-
Financials	1,567,716	1,537,811	29,905	-
Health Care	1,157,078	1,106,078	51,000	-
Industrials	1,584,889	1,529,775	55,114	-
Information Technology	1,809,323	1,775,476	23,381	10,466
Materials	679,124	676,764	2,360	-
Telecommunication Services	140,149	104,081	36,068	-
Utilities	286,139	273,535	12,604	-
Investment Companies	18,337	18,337	-	-
Corporate Bonds	45,630	-	45,630	-
Money Market Funds	294,787	294,787	-	-
Total Investments in Securities:	$ 11,231,639	$ 10,902,604	$ 318,569	$ 10,466
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	10,466
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 10,466
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $9,030,616,000. Net unrealized appreciation aggregated $2,201,023,000, of which $2,463,369,000 related to appreciated investment securities and $262,346,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Growth & Income Portfolio -
Growth & Income
Class K

April 30, 2011

1.800339.107

GAI-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.4%
Distributors - 0.3%
Li & Fung Ltd.	2,271,000	$ 11,609
Pool Corp.	315,979	9,562
		21,171
Hotels, Restaurants & Leisure - 2.1%
McDonald's Corp.	1,117,581	87,518
Yum! Brands, Inc.	872,899	46,822
		134,340
Household Durables - 1.2%
D.R. Horton, Inc.	1,414,482	17,596
KB Home (d)	793,500	9,371
Ryland Group, Inc.	1,480,000	25,619
Toll Brothers, Inc. (a)	979,552	20,580
		73,166
Leisure Equipment & Products - 0.2%
Hasbro, Inc.	204,279	9,568
Media - 2.7%
Comcast Corp. Class A	2,621,300	68,783
Regal Entertainment Group Class A (d)	291,849	4,022
Time Warner, Inc.	1,999,317	75,694
Viacom, Inc. Class B (non-vtg.)	494,491	25,298
		173,797
Multiline Retail - 2.0%
PPR SA	110,188	19,708
Target Corp.	2,180,627	107,069
		126,777
Specialty Retail - 2.9%
Esprit Holdings Ltd.	710,000	2,953
H&M Hennes & Mauritz AB (B Shares) (d)	527,130	18,622
Lowe's Companies, Inc.	3,914,992	102,769
Staples, Inc.	2,168,430	45,841
TJX Companies, Inc.	237,331	12,726
		182,911
Textiles, Apparel & Luxury Goods - 0.0%
VF Corp.	17,600	1,770
TOTAL CONSUMER DISCRETIONARY		723,500
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 13.4%
Beverages - 5.3%
Diageo PLC	2,363,618	$ 48,085
Dr Pepper Snapple Group, Inc.	903,384	35,413
PepsiCo, Inc.	2,166,471	149,248
The Coca-Cola Co.	1,534,500	103,517
		336,263
Food & Staples Retailing - 1.3%
CVS Caremark Corp.	614,391	22,266
Sysco Corp.	713,832	20,637
Walgreen Co.	917,300	39,187
		82,090
Food Products - 1.3%
Danone	640,586	46,925
Mead Johnson Nutrition Co. Class A	97,843	6,544
Unilever NV unit (d)	854,400	28,195
		81,664
Household Products - 3.7%
Colgate-Palmolive Co.	387,744	32,706
Energizer Holdings, Inc. (a)	43,100	3,255
Kimberly-Clark Corp.	560,272	37,012
Procter & Gamble Co.	1,848,667	119,978
Reckitt Benckiser Group PLC	725,000	40,255
		233,206
Tobacco - 1.8%
British American Tobacco PLC sponsored ADR (d)	898,832	79,277
Lorillard, Inc.	360,230	38,364
		117,641
TOTAL CONSUMER STAPLES		850,864
ENERGY - 11.0%
Energy Equipment & Services - 0.8%
Exterran Partners LP	747,960	21,489
Weatherford International Ltd. (a)	1,320,583	28,498
		49,987
Oil, Gas & Consumable Fuels - 10.2%
Chevron Corp.	2,259,400	247,269
Daylight Energy Ltd. (d)	2,070,600	23,768
Exxon Mobil Corp.	2,910,576	256,130
QEP Resources, Inc.	162,400	6,939
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC Class A (United Kingdom)	2,045,536	$ 79,357
Suncor Energy, Inc.	688,300	31,727
Williams Companies, Inc.	230,889	7,659
		652,849
TOTAL ENERGY		702,836
FINANCIALS - 17.6%
Capital Markets - 1.8%
AllianceBernstein Holding LP	256,360	5,691
Apollo Global Management LLC Class A	111,400	2,014
Ashmore Group PLC	6,945,800	43,288
Bank of New York Mellon Corp.	723,753	20,960
Northern Trust Corp.	557,444	27,867
The Blackstone Group LP	729,931	13,825
		113,645
Commercial Banks - 8.1%
Banco Daycoval SA (PN)	482,600	3,742
Banco Santander SA	411,454	5,255
BB&T Corp.	2,245,081	60,438
DBS Group Holdings Ltd.	401,000	4,907
HSBC Holdings PLC sponsored ADR	1,096,077	59,703
Regions Financial Corp.	3,321,224	24,378
Standard Chartered PLC (United Kingdom)	956,160	26,497
SunTrust Banks, Inc.	894,009	25,202
U.S. Bancorp, Delaware	2,762,800	71,335
Wells Fargo & Co.	7,389,901	215,120
Zions Bancorporation	776,877	18,995
		515,572
Diversified Financial Services - 5.5%
Bank of America Corp.	7,642,740	93,853
JPMorgan Chase & Co.	4,542,956	207,295
KKR Financial Holdings LLC	4,975,087	50,248
		351,396
Insurance - 0.6%
Amlin PLC	186,308	1,301
Everest Re Group Ltd.	159,111	14,498
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Genworth Financial, Inc. Class A (a)	1,321,757	$ 16,112
MetLife, Inc. unit (a)	107,200	9,404
		41,315
Real Estate Investment Trusts - 1.5%
CBL & Associates Properties, Inc.	693,400	12,876
Digital Realty Trust, Inc.	100,900	6,088
Public Storage	268,600	31,509
Ventas, Inc.	390,200	21,824
Weyerhaeuser Co.	987,000	22,711
		95,008
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	16,316	141
Radian Group, Inc.	599,930	3,558
		3,699
TOTAL FINANCIALS		1,120,635
HEALTH CARE - 11.8%
Biotechnology - 1.8%
Amgen, Inc. (a)	1,300,004	73,905
ARIAD Pharmaceuticals, Inc. (a)	749,981	6,412
BioMarin Pharmaceutical, Inc. (a)	246,557	6,630
Gilead Sciences, Inc. (a)	162,201	6,300
SIGA Technologies, Inc. (a)(d)	1,043,658	14,329
Theravance, Inc. (a)	234,366	6,504
		114,080
Health Care Equipment & Supplies - 0.2%
Alere, Inc. (a)	148,400	5,512
Meridian Bioscience, Inc.	412,322	10,188
Steris Corp.	18,200	656
		16,356
Health Care Providers & Services - 2.2%
Brookdale Senior Living, Inc. (a)	442,100	12,043
McKesson Corp.	765,854	63,574
Medco Health Solutions, Inc. (a)	1,061,275	62,965
		138,582
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Lonza Group AG	226,792	$ 19,477
QIAGEN NV (a)	1,053,200	22,507
		41,984
Pharmaceuticals - 7.0%
Abbott Laboratories	750,727	39,068
Cardiome Pharma Corp. (a)	593,100	3,228
GlaxoSmithKline PLC sponsored ADR	1,869,369	81,617
Johnson & Johnson	1,323,408	86,974
Merck & Co., Inc.	3,478,746	125,061
Pfizer, Inc.	4,739,100	99,332
Roche Holding AG (participation certificate)	53,928	8,745
		444,025
TOTAL HEALTH CARE		755,027
INDUSTRIALS - 13.6%
Aerospace & Defense - 4.9%
AerCap Holdings NV (a)	308,740	4,421
Embraer SA sponsored ADR	539,800	17,533
Goodrich Corp.	134,100	11,850
Honeywell International, Inc.	1,246,280	76,310
MTU Aero Engines Holdings AG (d)	106,307	8,149
Rockwell Collins, Inc.	729,500	46,031
The Boeing Co.	834,300	66,560
United Technologies Corp.	941,200	84,313
		315,167
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	72,226	5,791
Building Products - 1.1%
Lennox International, Inc.	364,500	17,718
Owens Corning (a)	869,700	32,909
Quanex Building Products Corp.	909,378	19,061
		69,688
Commercial Services & Supplies - 0.6%
Aggreko PLC	117,300	3,501
Cintas Corp.	411,300	12,771
Covanta Holding Corp.	184,900	3,175
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Healthcare Services Group, Inc.	356,500	$ 6,331
Republic Services, Inc.	454,339	14,366
		40,144
Electrical Equipment - 1.4%
Alstom SA	440,793	29,312
Emerson Electric Co.	757,043	45,998
Prysmian SpA	546,100	12,886
		88,196
Industrial Conglomerates - 1.2%
General Electric Co.	1,677,181	34,298
Koninklijke Philips Electronics NV unit	1,423,912	41,991
		76,289
Machinery - 2.9%
Atlas Copco AB (A Shares)	168,300	4,940
Charter International PLC	2,689,500	36,884
Danaher Corp.	962,600	53,174
Ingersoll-Rand Co. Ltd.	1,554,345	78,494
WABCO Holdings, Inc. (a)	165,474	12,220
		185,712
Marine - 0.1%
Kuehne & Nagel International AG	43,080	6,882
Stolt-Nielsen SA	25,700	622
		7,504
Professional Services - 0.9%
Bureau Veritas SA	423,227	36,516
IHS, Inc. Class A (a)	102,223	9,020
Michael Page International PLC	1,307,957	12,060
		57,596
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	204,900	5,655
Aircastle Ltd.	336,700	4,195
Beacon Roofing Supply, Inc. (a)	114,500	2,556
Watsco, Inc.	152,869	10,837
		23,243
TOTAL INDUSTRIALS		869,330
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 3.1%
Cisco Systems, Inc.	5,397,420	$ 94,779
HTC Corp.	396,000	17,947
Juniper Networks, Inc. (a)	681,015	26,103
QUALCOMM, Inc.	988,100	56,164
		194,993
Computers & Peripherals - 4.9%
Apple, Inc. (a)	524,800	182,751
EMC Corp. (a)	2,013,700	57,068
Hewlett-Packard Co.	1,752,900	70,765
		310,584
Electronic Equipment & Components - 0.9%
Coretronic Corp.	7,621,000	11,637
Corning, Inc.	1,619,200	33,906
Everlight Electronics Co. Ltd.	3,401,000	9,699
		55,242
Internet Software & Services - 1.4%
eBay, Inc. (a)	434,040	14,931
Google, Inc. Class A (a)	138,350	75,276
		90,207
IT Services - 4.2%
Fidelity National Information Services, Inc.	642,255	21,259
International Business Machines Corp.	357,200	60,931
MasterCard, Inc. Class A	236,242	65,177
Paychex, Inc.	1,615,278	52,836
Visa, Inc. Class A	880,613	68,793
		268,996
Semiconductors & Semiconductor Equipment - 1.1%
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	4,164,501	28,235
Taiwan Semiconductor Manufacturing Co. Ltd.	4,683,000	12,093
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,273,900	30,698
		71,026
Software - 1.5%
ANSYS, Inc. (a)	225,500	12,468
Autonomy Corp. PLC (a)	1,681,697	45,227
Microsoft Corp.	1,554,200	40,440
		98,135
TOTAL INFORMATION TECHNOLOGY		1,089,183
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 1.3%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	146,337	$ 13,978
Ecolab, Inc.	524,495	27,672
PPG Industries, Inc.	68,000	6,438
Praxair, Inc.	335,649	35,720
		83,808
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.1%
Koninklijke KPN NV	282,282	4,480
Wireless Telecommunication Services - 0.2%
American Tower Corp. Class A (a)	294,700	15,416
TOTAL TELECOMMUNICATION SERVICES		19,896
UTILITIES - 1.3%
Electric Utilities - 0.4%
FirstEnergy Corp.	268,084	10,713
PPL Corp.	602,153	16,517
		27,230
Gas Utilities - 0.2%
National Fuel Gas Co.	170,565	12,502
Multi-Utilities - 0.7%
National Grid PLC	3,679,500	37,753
Veolia Environnement	191,800	6,406
		44,159
TOTAL UTILITIES		83,891
TOTAL COMMON STOCKS (Cost $5,749,718)		6,298,970
Preferred Stocks - 0.9%

Convertible Preferred Stocks - 0.4%
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.2%
Alere, Inc. 3.00%	56,505	15,341
Preferred Stocks - continued
	Shares	Value (000s)
Convertible Preferred Stocks - continued
HEALTH CARE - continued
Health Care Providers & Services - 0.1%
Omnicare Capital Trust II Series B, 4.00%	79,200	$ 3,817
TOTAL HEALTH CARE		19,158
UTILITIES - 0.1%
Electric Utilities - 0.1%
PPL Corp. 8.75%	99,800	5,327
TOTAL CONVERTIBLE PREFERRED STOCKS		24,485
Nonconvertible Preferred Stocks - 0.5%
CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche Automobil Holding SE (United States)	147,900	10,719
Volkswagen AG	100,000	19,700
		30,419
TOTAL PREFERRED STOCKS (Cost $49,414)		54,904
Convertible Bonds - 0.2%
	Principal Amount (000s)
CONSUMER DISCRETIONARY - 0.1%
Leisure Equipment & Products - 0.1%
Eastman Kodak Co. 7% 4/1/17	$ 6,950	5,905
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.5% 5/15/37	130	145
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Omnicare, Inc. 3.75% 12/15/25	5,450	7,268
TOTAL CONVERTIBLE BONDS (Cost $12,865)		13,318
Money Market Funds - 1.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	7,777,689	$ 7,778
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	90,720,515	90,721
TOTAL MONEY MARKET FUNDS (Cost $98,499)		98,499
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $5,910,496)		6,465,691
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(89,624)
NET ASSETS - 100%		$ 6,376,067
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 89
Fidelity Securities Lending Cash Central Fund	70
Total	$ 159
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 753,919	$ 753,919	$ -	$ -
Consumer Staples	850,864	802,779	48,085	-
Energy	702,836	702,836	-	-
Financials	1,120,635	1,111,231	9,404	-
Health Care	774,185	774,185	-	-
Industrials	869,330	869,330	-	-
Information Technology	1,089,183	1,077,090	12,093	-
Materials	83,808	83,808	-	-
Telecommunication Services	19,896	19,896	-	-
Utilities	89,218	39,732	49,486	-
Corporate Bonds	13,318	-	13,318	-
Money Market Funds	98,499	98,499	-	-
Total Investments in Securities:	$ 6,465,691	$ 6,333,305	$ 132,386	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 3,241
Total Realized Gain (Loss)	(544)
Total Unrealized Gain (Loss)	83
Cost of Purchases	-
Proceeds of Sales	(2,780)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $5,948,538,000. Net unrealized appreciation aggregated $517,153,000, of which $686,260,000 related to appreciated investment securities and $169,107,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® International Real Estate Fund

April 30, 2011

1.815812.106

IRE-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 14.1%
Abacus Property Group unit	1,605,123	$ 3,960,039
Charter Hall Group unit	1,185,740	3,211,405
Goodman Group unit	9,820,666	7,645,536
Mirvac Group unit	4,336,427	6,038,713
The GPT Group unit	2,263,259	7,842,057
Westfield Group unit	2,276,841	22,518,936
TOTAL AUSTRALIA		51,216,686
Bailiwick of Jersey - 0.7%
Atrium European Real Estate Ltd.	390,231	2,670,407
Belgium - 0.0%
Warehouses de Pauw	500	30,513
Bermuda - 1.4%
C C Land Holdings Ltd.	906,000	348,807
Great Eagle Holdings Ltd.	1,296,000	4,605,745
TOTAL BERMUDA		4,954,552
Brazil - 2.7%
Aliansce Shopping Centers SA	188,000	1,672,917
BR Malls Participacoes SA	186,000	1,957,770
Brascan Residential Properties SA	89,600	498,316
Companhia Brasileira de Desenvolvimento Imobiliario Turistico (a)	64,100	926,482
Even Construtora e Incorporadora SA	92,600	509,115
Iguatemi Empresa de Shopping Centers SA	119,000	3,063,306
Rossi Residencial SA	53,600	502,511
Tecnisa SA	70,600	553,743
TOTAL BRAZIL		9,684,160
Cayman Islands - 4.1%
Central China Real Estate Ltd.	5,437,000	1,505,163
Country Garden Holdings Co. Ltd.	12,209,000	4,951,953
Evergrande Real Estate Group Ltd.	2,475,000	1,762,326
Glorious Property Holdings Ltd.	1,387,000	396,475
KWG Property Holding Ltd.	2,079,000	1,501,769
SOHO China Ltd.	5,212,500	4,503,544
SPG Land (Holdings) Ltd.	773,000	344,383
TOTAL CAYMAN ISLANDS		14,965,613
Chile - 0.2%
Parque Arauco SA	380,485	875,913
Common Stocks - continued
	Shares	Value
France - 8.6%
Altarea	24,656	$ 5,331,258
Fonciere Lyonnaise SA	276	16,966
Gecina SA	19,700	2,840,638
Societe de la Tour Eiffel	40,964	4,108,970
Unibail-Rodamco (d)	81,207	18,998,828
TOTAL FRANCE		31,296,660
Germany - 2.9%
alstria office REIT-AG	291,265	4,616,212
DIC Asset AG (d)	174,883	2,357,234
GSW Immobilien AG	63,950	2,060,220
Hamborner (REIT) AG	133,000	1,475,527
TOTAL GERMANY		10,509,193
Hong Kong - 18.1%
China State Construction International Holdings Ltd.	712,000	695,837
China State Construction International Holdings Ltd. rights 5/5/11 (a)	16,000	3,234
Hang Lung Properties Ltd.	2,809,000	12,514,505
Hongkong Land Holdings Ltd.	1,070,000	8,014,300
Hysan Development Co. Ltd.	853,000	3,981,465
Kerry Properties Ltd.	1,550,000	8,262,622
New World Development Co. Ltd.	3,397,725	5,958,695
Sun Hung Kai Properties Ltd.	1,300,000	20,304,392
Wharf Holdings Ltd.	817,000	5,975,252
TOTAL HONG KONG		65,710,302
Italy - 3.3%
Beni Stabili SpA SIIQ	4,465,700	5,053,551
Immobiliare Grande Distribuzione SpA	2,526,039	6,098,757
Pirelli & C. Real Estate SpA (a)	1,262,200	989,938
TOTAL ITALY		12,142,246
Japan - 17.0%
Goldcrest Co. Ltd.	74,970	1,249,158
Hulic Co. Ltd.	524,300	4,383,041
Japan Retail Fund Investment Corp.	1,447	2,339,091
Kenedix Realty Investment Corp.	763	3,242,376
Kenedix, Inc. (a)(d)	44,315	8,096,067
Mitsubishi Estate Co. Ltd.	214,000	3,744,493
Mitsui Fudosan Co. Ltd.	1,097,000	19,036,326
Nomura Real Estate Holdings, Inc.	260,800	4,028,058
NTT Urban Development Co.	3,683	3,055,585
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Realty & Development Co. Ltd.	424,000	$ 8,775,364
Tokyo Tatemono Co. Ltd.	919,000	3,322,739
Tosei Corp. (d)	1,779	547,210
TOTAL JAPAN		61,819,508
Poland - 0.7%
Globe Trade Centre SA (a)	347,700	2,711,341
Russia - 0.6%
LSR Group OJSC GDR (Reg. S) (a)	229,100	2,142,086
Singapore - 8.1%
CapitaLand Ltd.	3,466,900	9,629,884
City Developments Ltd.	278,000	2,689,040
Fraser & Neave Ltd.	357,000	1,828,675
Overseas Union Enterprises Ltd.	444,000	1,113,582
Parkway Life REIT	1,611,000	2,276,892
Wing Tai Holdings Ltd.	8,433,000	10,885,291
Yanlord Land Group Ltd.	755,000	894,367
TOTAL SINGAPORE		29,317,731
Sweden - 2.4%
Castellum AB (d)	274,700	4,259,020
Wihlborgs Fastigheter AB (d)	149,900	4,514,238
TOTAL SWEDEN		8,773,258
United Kingdom - 11.3%
Big Yellow Group PLC	823,100	4,570,188
British Land Co. PLC	858,089	8,607,278
Capital & Counties Properties PLC	877,300	2,464,874
Great Portland Estates PLC	482,554	3,394,311
Hammerson PLC	788,499	6,191,728
Helical Bar PLC	857,800	3,739,788
Land Securities Group PLC	637,999	8,365,851
St. Modwen Properties PLC	1,408,000	3,988,862
TOTAL UNITED KINGDOM		41,322,880
TOTAL COMMON STOCKS (Cost $357,207,963)		350,143,049
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	3,618,058	$ 3,618,058
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,137,334	25,137,334
TOTAL MONEY MARKET FUNDS (Cost $28,755,392)		28,755,392
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $385,963,355)		378,898,441
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(14,912,139)
NET ASSETS - 100%		$ 363,986,302
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,744
Fidelity Securities Lending Cash Central Fund	41,158
Total	$ 44,902
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 65,710,302	$ 65,710,302	$ -	$ -
Japan	61,819,508	-	61,819,508	-
Australia	51,216,686	51,216,686	-	-
United Kingdom	41,322,880	41,322,880	-	-
France	31,296,660	31,296,660	-	-
Singapore	29,317,731	29,317,731	-	-
Cayman Islands	14,965,613	14,965,613	-	-
Italy	12,142,246	12,142,246	-	-
Germany	10,509,193	10,509,193	-	-
Other	31,842,230	31,842,230	-	-
Money Market Funds	28,755,392	28,755,392	-	-
Total Investments in Securities:	$ 378,898,441	$ 317,078,933	$ 61,819,508	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $387,452,246. Net unrealized depreciation aggregated $8,553,805, of which $23,927,787 related to appreciated investment securities and $32,481,592 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor International
Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity International Real Estate Fund

1.847932.104

AIRE-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value
Australia - 14.1%
Abacus Property Group unit	1,605,123	$ 3,960,039
Charter Hall Group unit	1,185,740	3,211,405
Goodman Group unit	9,820,666	7,645,536
Mirvac Group unit	4,336,427	6,038,713
The GPT Group unit	2,263,259	7,842,057
Westfield Group unit	2,276,841	22,518,936
TOTAL AUSTRALIA		51,216,686
Bailiwick of Jersey - 0.7%
Atrium European Real Estate Ltd.	390,231	2,670,407
Belgium - 0.0%
Warehouses de Pauw	500	30,513
Bermuda - 1.4%
C C Land Holdings Ltd.	906,000	348,807
Great Eagle Holdings Ltd.	1,296,000	4,605,745
TOTAL BERMUDA		4,954,552
Brazil - 2.7%
Aliansce Shopping Centers SA	188,000	1,672,917
BR Malls Participacoes SA	186,000	1,957,770
Brascan Residential Properties SA	89,600	498,316
Companhia Brasileira de Desenvolvimento Imobiliario Turistico (a)	64,100	926,482
Even Construtora e Incorporadora SA	92,600	509,115
Iguatemi Empresa de Shopping Centers SA	119,000	3,063,306
Rossi Residencial SA	53,600	502,511
Tecnisa SA	70,600	553,743
TOTAL BRAZIL		9,684,160
Cayman Islands - 4.1%
Central China Real Estate Ltd.	5,437,000	1,505,163
Country Garden Holdings Co. Ltd.	12,209,000	4,951,953
Evergrande Real Estate Group Ltd.	2,475,000	1,762,326
Glorious Property Holdings Ltd.	1,387,000	396,475
KWG Property Holding Ltd.	2,079,000	1,501,769
SOHO China Ltd.	5,212,500	4,503,544
SPG Land (Holdings) Ltd.	773,000	344,383
TOTAL CAYMAN ISLANDS		14,965,613
Chile - 0.2%
Parque Arauco SA	380,485	875,913
Common Stocks - continued
	Shares	Value
France - 8.6%
Altarea	24,656	$ 5,331,258
Fonciere Lyonnaise SA	276	16,966
Gecina SA	19,700	2,840,638
Societe de la Tour Eiffel	40,964	4,108,970
Unibail-Rodamco (d)	81,207	18,998,828
TOTAL FRANCE		31,296,660
Germany - 2.9%
alstria office REIT-AG	291,265	4,616,212
DIC Asset AG (d)	174,883	2,357,234
GSW Immobilien AG	63,950	2,060,220
Hamborner (REIT) AG	133,000	1,475,527
TOTAL GERMANY		10,509,193
Hong Kong - 18.1%
China State Construction International Holdings Ltd.	712,000	695,837
China State Construction International Holdings Ltd. rights 5/5/11 (a)	16,000	3,234
Hang Lung Properties Ltd.	2,809,000	12,514,505
Hongkong Land Holdings Ltd.	1,070,000	8,014,300
Hysan Development Co. Ltd.	853,000	3,981,465
Kerry Properties Ltd.	1,550,000	8,262,622
New World Development Co. Ltd.	3,397,725	5,958,695
Sun Hung Kai Properties Ltd.	1,300,000	20,304,392
Wharf Holdings Ltd.	817,000	5,975,252
TOTAL HONG KONG		65,710,302
Italy - 3.3%
Beni Stabili SpA SIIQ	4,465,700	5,053,551
Immobiliare Grande Distribuzione SpA	2,526,039	6,098,757
Pirelli & C. Real Estate SpA (a)	1,262,200	989,938
TOTAL ITALY		12,142,246
Japan - 17.0%
Goldcrest Co. Ltd.	74,970	1,249,158
Hulic Co. Ltd.	524,300	4,383,041
Japan Retail Fund Investment Corp.	1,447	2,339,091
Kenedix Realty Investment Corp.	763	3,242,376
Kenedix, Inc. (a)(d)	44,315	8,096,067
Mitsubishi Estate Co. Ltd.	214,000	3,744,493
Mitsui Fudosan Co. Ltd.	1,097,000	19,036,326
Nomura Real Estate Holdings, Inc.	260,800	4,028,058
NTT Urban Development Co.	3,683	3,055,585
Common Stocks - continued
	Shares	Value
Japan - continued
Sumitomo Realty & Development Co. Ltd.	424,000	$ 8,775,364
Tokyo Tatemono Co. Ltd.	919,000	3,322,739
Tosei Corp. (d)	1,779	547,210
TOTAL JAPAN		61,819,508
Poland - 0.7%
Globe Trade Centre SA (a)	347,700	2,711,341
Russia - 0.6%
LSR Group OJSC GDR (Reg. S) (a)	229,100	2,142,086
Singapore - 8.1%
CapitaLand Ltd.	3,466,900	9,629,884
City Developments Ltd.	278,000	2,689,040
Fraser & Neave Ltd.	357,000	1,828,675
Overseas Union Enterprises Ltd.	444,000	1,113,582
Parkway Life REIT	1,611,000	2,276,892
Wing Tai Holdings Ltd.	8,433,000	10,885,291
Yanlord Land Group Ltd.	755,000	894,367
TOTAL SINGAPORE		29,317,731
Sweden - 2.4%
Castellum AB (d)	274,700	4,259,020
Wihlborgs Fastigheter AB (d)	149,900	4,514,238
TOTAL SWEDEN		8,773,258
United Kingdom - 11.3%
Big Yellow Group PLC	823,100	4,570,188
British Land Co. PLC	858,089	8,607,278
Capital & Counties Properties PLC	877,300	2,464,874
Great Portland Estates PLC	482,554	3,394,311
Hammerson PLC	788,499	6,191,728
Helical Bar PLC	857,800	3,739,788
Land Securities Group PLC	637,999	8,365,851
St. Modwen Properties PLC	1,408,000	3,988,862
TOTAL UNITED KINGDOM		41,322,880
TOTAL COMMON STOCKS (Cost $357,207,963)		350,143,049
Money Market Funds - 7.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	3,618,058	$ 3,618,058
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	25,137,334	25,137,334
TOTAL MONEY MARKET FUNDS (Cost $28,755,392)		28,755,392
TOTAL INVESTMENT PORTFOLIO - 104.1% (Cost $385,963,355)		378,898,441
NET OTHER ASSETS (LIABILITIES) - (4.1)%		(14,912,139)
NET ASSETS - 100%		$ 363,986,302
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,744
Fidelity Securities Lending Cash Central Fund	41,158
Total	$ 44,902
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Hong Kong	$ 65,710,302	$ 65,710,302	$ -	$ -
Japan	61,819,508	-	61,819,508	-
Australia	51,216,686	51,216,686	-	-
United Kingdom	41,322,880	41,322,880	-	-
France	31,296,660	31,296,660	-	-
Singapore	29,317,731	29,317,731	-	-
Cayman Islands	14,965,613	14,965,613	-	-
Italy	12,142,246	12,142,246	-	-
Germany	10,509,193	10,509,193	-	-
Other	31,842,230	31,842,230	-	-
Money Market Funds	28,755,392	28,755,392	-	-
Total Investments in Securities:	$ 378,898,441	$ 317,078,933	$ 61,819,508	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $387,452,246. Net unrealized depreciation aggregated $8,553,805, of which $23,927,787 related to appreciated investment securities and $32,481,592 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in significant transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company
Stock Fund
Leveraged Company Stock
Class K

April 30, 2011

1.800341.107

LSF-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.2%
Auto Components - 1.9%
Exide Technologies (a)	3,643,393	$ 36,580
Johnson Controls, Inc.	548,300	22,480
Tenneco, Inc. (a)	97,700	4,515
The Goodyear Tire & Rubber Co. (a)	564,063	10,238
TRW Automotive Holdings Corp. (a)	399,400	22,790
		96,603
Automobiles - 1.3%
Daimler AG (United States)	209,400	16,092
General Motors Co.	756,503	24,276
General Motors Co.:
warrants 7/10/16 (a)	425,547	9,860
warrants 7/10/19 (a)	425,547	7,575
Toyota Motor Corp. sponsored ADR (e)	89,500	7,131
		64,934
Diversified Consumer Services - 3.7%
Service Corp. International (f)	15,356,618	180,747
Stewart Enterprises, Inc. Class A	1,515,242	12,289
		193,036
Hotels, Restaurants & Leisure - 1.0%
Biglari Holdings, Inc. (a)	32,970	14,416
Domino's Pizza, Inc. (a)	641,095	11,905
O'Charleys, Inc. (a)	207,849	1,359
Penn National Gaming, Inc. (a)	537,836	21,519
Wendy's/Arby's Group, Inc.	546,800	2,636
		51,835
Household Durables - 3.0%
Harman International Industries, Inc.	1,014,541	49,236
Hovnanian Enterprises, Inc. Class A (a)(e)	1,419,000	4,555
Lennar Corp. Class A	983,400	18,675
Newell Rubbermaid, Inc.	3,179,900	60,609
Stanley Black & Decker, Inc.	349,717	25,407
		158,482
Leisure Equipment & Products - 0.2%
Callaway Golf Co.	1,630,035	11,541
Media - 3.5%
Belo Corp. Series A (a)	163,800	1,384
Cablevision Systems Corp. - NY Group Class A	541,324	19,071
Cinemark Holdings, Inc.	1,554,497	31,603
Comcast Corp. Class A	3,962,898	103,986
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Gray Television, Inc. (a)(f)	3,766,164	$ 10,508
LIN TV Corp. Class A (a)	818,437	4,379
Nexstar Broadcasting Group, Inc. Class A (a)	1,130,500	9,428
		180,359
Specialty Retail - 1.3%
Asbury Automotive Group, Inc. (a)	385,122	6,663
Charming Shoppes, Inc. (a)	3,932,700	17,815
GameStop Corp. Class A (a)	1,547,075	39,729
Sally Beauty Holdings, Inc. (a)	300,000	4,437
		68,644
Textiles, Apparel & Luxury Goods - 2.3%
Coach, Inc.	314,020	18,782
Deckers Outdoor Corp. (a)	602,545	51,132
Hanesbrands, Inc. (a)	404,100	13,137
Phillips-Van Heusen Corp.	548,718	38,635
		121,686
TOTAL CONSUMER DISCRETIONARY		947,120
CONSUMER STAPLES - 2.1%
Food & Staples Retailing - 0.7%
Safeway, Inc.	464,300	11,287
Whole Foods Market, Inc.	467,769	29,357
		40,644
Food Products - 1.2%
Darling International, Inc. (a)	2,997,330	48,467
Smithfield Foods, Inc. (a)	559,606	13,184
		61,651
Personal Products - 0.2%
Revlon, Inc. (a)	553,261	9,527
TOTAL CONSUMER STAPLES		111,822
ENERGY - 15.3%
Energy Equipment & Services - 3.2%
Baker Hughes, Inc.	218,000	16,875
Ensco International Ltd. ADR	110,000	6,558
Exterran Holdings, Inc. (a)	1,019,808	22,140
Halliburton Co.	699,200	35,296
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	524,700	$ 22,567
Oil States International, Inc. (a)	270,700	22,471
Parker Drilling Co. (a)	1,200,000	8,556
Rowan Companies, Inc. (a)	321,100	13,390
Schlumberger Ltd.	109,400	9,819
Transocean Ltd. (a)	110,000	8,003
		165,675
Oil, Gas & Consumable Fuels - 12.1%
Alpha Natural Resources, Inc. (a)(e)	414,438	24,108
Arch Coal, Inc.	327,055	11,218
Carrizo Oil & Gas, Inc. (a)	438,502	17,470
Chesapeake Energy Corp.	1,860,286	62,636
ConocoPhillips	231,500	18,272
CONSOL Energy, Inc.	270,700	14,642
El Paso Corp.	8,894,546	172,643
Forest Oil Corp. (a)	1,314,652	47,209
Frontier Oil Corp.	1,972,600	55,114
International Coal Group, Inc. (a)	1,194,000	13,170
Nexen, Inc.	188,000	4,974
Overseas Shipholding Group, Inc. (e)	943,292	26,280
Paladin Energy Ltd. (Australia) (a)	2,042,400	7,390
Peabody Energy Corp.	2,135,714	142,708
Range Resources Corp.	272,200	15,366
		633,200
TOTAL ENERGY		798,875
FINANCIALS - 7.6%
Commercial Banks - 5.6%
Huntington Bancshares, Inc.	11,032,080	74,908
KeyCorp	4,412,379	38,255
PNC Financial Services Group, Inc.	396,608	24,725
Regions Financial Corp.	2,011,695	14,766
SunTrust Banks, Inc.	2,425,100	68,364
Wells Fargo & Co.	2,440,088	71,031
		292,049
Consumer Finance - 0.1%
American Express Co.	108,649	5,332
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 0.4%
Bank of America Corp.	1,015,081	$ 12,465
Citigroup, Inc. (a)	1,638,400	7,520
		19,985
Insurance - 0.7%
Assured Guaranty Ltd.	1,249,684	21,245
Lincoln National Corp.	435,700	13,607
		34,852
Real Estate Investment Trusts - 0.6%
FelCor Lodging Trust, Inc. (a)	1,085,852	6,906
Host Hotels & Resorts, Inc.	1,016,122	18,077
Sabra Health Care REIT, Inc.	547,507	9,209
		34,192
Thrifts & Mortgage Finance - 0.2%
First Niagara Financial Group, Inc.	851,444	12,261
TOTAL FINANCIALS		398,671
HEALTH CARE - 5.6%
Health Care Equipment & Supplies - 0.3%
Alere, Inc. (a)	419,708	15,588
Health Care Providers & Services - 4.1%
Community Health Systems, Inc. (a)	554,676	17,045
DaVita, Inc. (a)	503,747	44,375
HCA Holdings, Inc.	305,500	10,020
RehabCare Group, Inc. (a)	230,000	8,641
Sun Healthcare Group, Inc. (a)	547,507	6,455
Tenet Healthcare Corp. (a)	18,689,259	129,517
		216,053
Health Care Technology - 0.5%
Cerner Corp. (a)	220,709	26,525
Pharmaceuticals - 0.7%
Hospira, Inc. (a)	630,858	35,789
TOTAL HEALTH CARE		293,955
INDUSTRIALS - 16.4%
Aerospace & Defense - 0.8%
American Science & Engineering, Inc.	85,370	7,521
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Teledyne Technologies, Inc. (a)	340,694	$ 17,202
Textron, Inc.	602,700	15,730
		40,453
Airlines - 2.0%
AirTran Holdings, Inc. (a)	1,779,700	13,366
AMR Corp. (a)(e)	1,140,630	6,695
Delta Air Lines, Inc. (a)	5,499,749	57,087
United Continental Holdings, Inc. (a)	370,700	8,459
US Airways Group, Inc. (a)	2,034,580	18,494
		104,101
Building Products - 3.1%
Armstrong World Industries, Inc.	1,217,530	54,484
Masco Corp.	976,841	13,109
Owens Corning (a)	2,510,301	94,990
Owens Corning warrants 10/31/13 (a)	406,600	2,000
		164,583
Commercial Services & Supplies - 2.9%
Cenveo, Inc. (a)(f)	3,658,300	23,706
Deluxe Corp.	1,786,873	48,389
R.R. Donnelley & Sons Co.	450,900	8,504
Republic Services, Inc.	1,317,784	41,668
The Brink's Co.	464,740	15,341
Waste Management, Inc.	340,992	13,456
		151,064
Electrical Equipment - 2.4%
Belden, Inc.	1,170,366	44,509
Emerson Electric Co.	163,500	9,934
General Cable Corp. (a)	549,400	26,646
Harbin Electric, Inc. (a)(e)	548,369	10,265
Polypore International, Inc. (a)	548,400	33,875
		125,229
Industrial Conglomerates - 0.8%
Carlisle Companies, Inc.	109,910	5,445
General Electric Co.	1,103,883	22,574
Tyco International Ltd.	328,233	15,998
		44,017
Machinery - 2.7%
Accuride Corp. (a)	5,737	79
Accuride Corp. warrants 2/26/12 (a)	778,347	70
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Fiat Industrial SpA (a)	1,634,423	$ 24,282
Ingersoll-Rand Co. Ltd.	1,226,900	61,958
Navistar International Corp. (a)	169,800	11,804
Timken Co.	464,948	26,218
WABCO Holdings, Inc. (a)	211,533	15,622
		140,033
Marine - 0.2%
Navios Maritime Holdings, Inc.	2,162,794	11,441
Road & Rail - 1.3%
Avis Budget Group, Inc. (a)	719,914	13,650
CSX Corp.	109,400	8,609
Hertz Global Holdings, Inc. (a)	2,518,600	43,345
		65,604
Trading Companies & Distributors - 0.2%
Houston Wire & Cable Co. (e)	656,176	11,017
TOTAL INDUSTRIALS		857,542
INFORMATION TECHNOLOGY - 10.3%
Communications Equipment - 0.1%
JDS Uniphase Corp. (a)	163,300	3,403
Electronic Equipment & Components - 2.0%
Avnet, Inc. (a)	328,000	11,913
DDi Corp.	295,899	2,844
Flextronics International Ltd. (a)	9,134,646	63,668
TTM Technologies, Inc. (a)	724,200	13,847
Viasystems Group, Inc. (a)	540,460	14,111
		106,383
Internet Software & Services - 0.3%
NetEase.com, Inc. sponsored ADR (a)	191,500	9,437
VeriSign, Inc.	194,300	7,181
		16,618
IT Services - 0.9%
Alliance Data Systems Corp. (a)(e)	306,909	29,156
CACI International, Inc. Class A (a)	248,000	15,155
Cognizant Technology Solutions Corp. Class A (a)	56,200	4,659
		48,970
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 6.9%
Amkor Technology, Inc. (a)(e)	5,242,218	$ 35,123
Cypress Semiconductor Corp. (a)	651,200	14,170
Fairchild Semiconductor International, Inc. (a)	548,500	11,502
Intel Corp.	454,981	10,551
Micron Technology, Inc. (a)	1,737,600	19,618
National Semiconductor Corp.	1,714,276	41,348
ON Semiconductor Corp. (a)	21,379,802	224,702
		357,014
Software - 0.1%
Microsoft Corp.	108,800	2,831
Nuance Communications, Inc. (a)	163,600	3,387
		6,218
TOTAL INFORMATION TECHNOLOGY		538,606
MATERIALS - 15.3%
Chemicals - 12.6%
Albemarle Corp.	298,079	21,029
Arch Chemicals, Inc.	344,342	13,316
Celanese Corp. Class A	2,153,053	107,480
Dow Chemical Co.	1,651,894	67,711
Ferro Corp. (a)	722,400	10,836
FMC Corp.	178,600	15,767
H.B. Fuller Co.	1,203,861	26,304
LyondellBasell Industries NV Class A	5,865,282	261,006
Nalco Holding Co.	632,219	18,467
OMNOVA Solutions, Inc. (a)(f)	2,749,107	23,367
Phosphate Holdings, Inc. (a)	307,500	3,844
Solutia, Inc. (a)	657,600	17,328
W.R. Grace & Co. (a)	1,601,519	72,645
		659,100
Containers & Packaging - 0.8%
Owens-Illinois, Inc. (a)	421,000	12,491
Rock-Tenn Co. Class A (e)	429,702	29,680
		42,171
Metals & Mining - 1.6%
AngloGold Ashanti Ltd. sponsored ADR	526,100	26,821
Compass Minerals International, Inc.	258,500	25,232
Ormet Corp. (a)(f)	330,000	2,426
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Ormet Corp. (a)(f)(h)	1,075,000	$ 7,901
Teck Resources Ltd. Class B (sub. vtg.)	417,300	22,684
		85,064
Paper & Forest Products - 0.3%
Neenah Paper, Inc.	518,300	12,092
TOTAL MATERIALS		798,427
TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 0.8%
CenturyLink, Inc.	771,680	31,469
PAETEC Holding Corp. (a)	2,980,233	10,729
		42,198
Wireless Telecommunication Services - 1.3%
Crown Castle International Corp. (a)	871,891	37,369
Sprint Nextel Corp. (a)	5,692,987	29,490
		66,859
TOTAL TELECOMMUNICATION SERVICES		109,057
UTILITIES - 3.6%
Independent Power Producers & Energy Traders - 3.6%
AES Corp. (a)	10,901,923	144,341
Calpine Corp. (a)	2,479,900	41,538
		185,879
TOTAL COMMON STOCKS (Cost $3,856,097)		5,039,954
Nonconvertible Preferred Stocks - 0.3%

CONSUMER STAPLES - 0.1%
Personal Products - 0.1%
Revlon, Inc. Series A 12.75%	639,576	3,652
FINANCIALS - 0.2%
Diversified Financial Services - 0.2%
GMAC Capital Trust I 8.125%	439,013	11,397
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,207)		15,049
Nonconvertible Bonds - 0.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (d)	$ 3,075	$ 53
7.125% 7/15/13 (d)	8,320	132
7.2% 1/15/11 (d)	22,980	1,154
8.25% 7/15/23 (d)	25,035	391
8.375% 7/15/33 (d)	50,210	969
8.8% 3/1/21 (d)	10,765	391
		3,090
Hotels, Restaurants & Leisure - 0.0%
Station Casinos, Inc.:
6% 4/1/12 (d)	8,360	1
7.75% 8/15/16 (d)	9,380	1
		2
TOTAL CONSUMER DISCRETIONARY		3,092
FINANCIALS - 0.1%
Commercial Banks - 0.1%
Regions Bank 6.45% 6/26/37	5,430	5,050
INDUSTRIALS - 0.0%
Airlines - 0.0%
Northwest Airlines, Inc. 9.875% 3/15/07 (a)	7,000	0
TOTAL NONCONVERTIBLE BONDS (Cost $12,273)		8,142
Floating Rate Loans - 0.1%

UTILITIES - 0.1%
Electric Utilities - 0.1%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc. Tranche B, term loan 4.7318% 10/10/17 (g)	5,458	4,373
TOTAL FLOATING RATE LOANS (Cost $4,628)		4,373
Money Market Funds - 5.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	158,365,305	$ 158,365
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	114,245,960	114,246
TOTAL MONEY MARKET FUNDS (Cost $272,611)		272,611
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $4,164,816)		5,340,129
NET OTHER ASSETS (LIABILITIES) - (2.3)%		(119,953)
NET ASSETS - 100%		$ 5,220,176
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,901,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ormet Corp.	2/27/07 - 4/4/07	$ 20,556
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 189
Fidelity Securities Lending Cash Central Fund	399
Total	$ 588
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Cenveo, Inc.	$ 23,767	$ -	$ 1,146	$ -	$ 23,706
Gray Television, Inc.	7,399	1,624	-	-	10,508
OMNOVA Solutions, Inc.	-	22,300	-	-	23,367
ON Semiconductor Corp.	155,780	-	19,161	-	-
Ormet Corp.	957	-	-	-	2,426
Ormet Corp. (Restricted security)	3,118	-	-	-	7,901
Service Corp. International	150,430	-	18,657	2,091	180,747
Total	$ 341,451	$ 23,924	$ 38,964	$ 2,091	$ 248,655
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 947,120	$ 947,120	$ -	$ -
Consumer Staples	115,474	111,822	-	3,652
Energy	798,875	798,875	-	-
Financials	410,068	410,068	-	-
Health Care	293,955	293,955	-	-
Industrials	857,542	857,542	-	-
Information Technology	538,606	538,606	-	-
Materials	798,427	798,427	-	-
Telecommunication Services	109,057	109,057	-	-
Utilities	185,879	185,879	-	-
Corporate Bonds	8,142	-	5,050	3,092
Floating Rate Loans	4,373	-	4,373	-
Money Market Funds	272,611	272,611	-	-
Total Investments in Securities:	$ 5,340,129	$ 5,323,962	$ 9,423	$ 6,744
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,950
Total Realized Gain (Loss)	(1)
Total Unrealized Gain (Loss)	(20,777)
Cost of Purchases	-
Proceeds of Sales	(19,059)
Amortization/Accretion	264
Transfers in to Level 3	41,367
Transfers out of Level 3	-
Ending Balance	$ 6,744
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (20,777)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $4,181,897,000. Net unrealized appreciation aggregated $1,158,232,000, of which $1,607,875,000 related to appreciated investment securities and $449,643,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and floating rate loans, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® OTC Portfolio -
OTC
Class K

April 30, 2011

1.800345.107

OTC-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 13.8%
Auto Components - 0.6%
Gentex Corp.	1,498,400	$ 46,975
Automobiles - 2.2%
Tesla Motors, Inc. (a)(d)(e)	5,079,350	140,190
Volkswagen AG ADR sponsored (d)	955,700	33,564
		173,754
Diversified Consumer Services - 0.1%
Coinstar, Inc. (a)	65,700	3,546
Global Education & Technology Group Ltd. ADR (a)	600,436	3,765
		7,311
Hotels, Restaurants & Leisure - 2.2%
BJ's Restaurants, Inc. (a)	544,900	25,583
Bravo Brio Restaurant Group, Inc.	661,025	13,644
China Lodging Group Ltd. ADR (a)(d)	1,014,300	22,203
Ctrip.com International Ltd. sponsored ADR (a)	61,900	3,016
Las Vegas Sands Corp. (a)	358,900	16,872
Starbucks Corp.	2,536,800	91,807
Wyndham Worldwide Corp.	95,200	3,295
Wynn Resorts Ltd.	26,500	3,899
		180,319
Household Durables - 1.0%
iRobot Corp. (a)(e)	1,557,886	55,180
Lennar Corp. Class A	221,900	4,214
PulteGroup, Inc. (a)	316,200	2,571
SodaStream International Ltd. (d)	281,958	12,897
Techtronic Industries Co. Ltd.	4,297,000	5,865
		80,727
Internet & Catalog Retail - 1.5%
Amazon.com, Inc. (a)	475,630	93,461
E-Commerce China Dangdang, Inc. ADR (d)	364,900	8,396
Netflix, Inc. (a)	18,100	4,211
Ocado Group PLC (a)	1,598,322	6,045
Priceline.com, Inc. (a)	20,800	11,378
		123,491
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	875,700	41,018
Media - 4.3%
Comcast Corp. Class A	8,802,700	230,983
Discovery Communications, Inc. (a)	1,516,700	67,129
DISH Network Corp. Class A (a)	1,226,500	30,712
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Media - continued
Focus Media Holding Ltd. ADR (a)	211,700	$ 7,441
Liberty Global, Inc. Class A (a)(d)	74,500	3,464
WPP PLC sponsored ADR (d)	87,200	5,693
		345,422
Specialty Retail - 0.2%
Bed Bath & Beyond, Inc. (a)	130,300	7,312
I.T Ltd.	3,544,000	2,852
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	74,700	3,973
		14,137
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	83,900	7,120
lululemon athletica, Inc. (a)	826,473	82,672
Polo Ralph Lauren Corp. Class A	26,200	3,426
Steven Madden Ltd. (a)	86,200	4,582
Trinity Ltd.	2,770,000	2,996
		100,796
TOTAL CONSUMER DISCRETIONARY		1,113,950
CONSUMER STAPLES - 0.9%
Beverages - 0.1%
Hansen Natural Corp. (a)	70,900	4,690
Food & Staples Retailing - 0.1%
Droga Raia SA	37,000	569
Whole Foods Market, Inc.	66,600	4,180
		4,749
Food Products - 0.7%
Green Mountain Coffee Roasters, Inc. (a)	705,800	47,260
Tingyi (Cayman Islands) Holding Corp. ADR	48,200	2,538
Want Want China Holdings Ltd. ADR	217,500	9,760
		59,558
Personal Products - 0.0%
USANA Health Sciences, Inc. (a)	44,800	1,671
TOTAL CONSUMER STAPLES		70,668
ENERGY - 3.0%
Energy Equipment & Services - 1.0%
ION Geophysical Corp. (a)	3,015,000	38,110
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Petroleum Geo-Services ASA sponsored ADR (a)	658,300	$ 10,414
Saipem SpA ADR	1,035,700	29,569
		78,093
Oil, Gas & Consumable Fuels - 2.0%
Amyris, Inc. (d)	862,900	22,806
Brigham Exploration Co. (a)	198,700	6,662
Carrizo Oil & Gas, Inc. (a)	1,180,300	47,023
Georesources, Inc. (a)(d)	900,200	26,124
Petroleum Development Corp. (a)(e)	1,219,551	48,563
Targa Resources Corp.	350,074	12,260
		163,438
TOTAL ENERGY		241,531
FINANCIALS - 3.8%
Commercial Banks - 2.3%
Associated Banc-Corp.	656,100	9,579
FirstMerit Corp.	186,600	3,260
Fulton Financial Corp.	268,100	3,131
HDFC Bank Ltd. sponsored ADR (d)	250,200	43,059
Huntington Bancshares, Inc.	1,014,500	6,888
National Penn Bancshares, Inc.	377,000	3,095
Popular, Inc. (a)	978,800	3,083
Standard Chartered PLC	141,000	3,885
Susquehanna Bancshares, Inc.	144,100	1,329
SVB Financial Group (a)	283,200	17,117
Wells Fargo & Co.	2,517,600	73,287
Zions Bancorporation	701,000	17,139
		184,852
Consumer Finance - 0.4%
Green Dot Corp. Class A (d)	699,400	30,186
Diversified Financial Services - 1.1%
Citigroup, Inc. (a)	1,915,100	8,790
CME Group, Inc.	230,400	68,145
Hong Kong Exchanges and Clearing Ltd.	150,400	3,432
JPMorgan Chase & Co.	64,200	2,929
NBH Holdings Corp. Class A (a)(f)	110,800	1,972
		85,268
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.0%
Protective Life Corp.	105,800	$ 2,847
Thrifts & Mortgage Finance - 0.0%
The PMI Group, Inc. (a)	716,900	1,549
Washington Federal, Inc.	185,270	2,981
		4,530
TOTAL FINANCIALS		307,683
HEALTH CARE - 14.1%
Biotechnology - 9.1%
3SBio, Inc. sponsored ADR (a)	120,047	2,160
Achillion Pharmaceuticals, Inc. (a)	1,269,000	7,081
Alexion Pharmaceuticals, Inc. (a)	164,060	15,896
Allos Therapeutics, Inc. (a)(d)	812,200	2,364
Alnylam Pharmaceuticals, Inc. (a)	263,800	2,707
Amarin Corp. PLC ADR (a)	4,973,239	79,572
Amgen, Inc. (a)	2,093,800	119,033
Amylin Pharmaceuticals, Inc. (a)	1,301,639	17,312
Anthera Pharmaceuticals, Inc. (a)(d)	1,318,500	9,599
ARIAD Pharmaceuticals, Inc. (a)	1,330,100	11,372
Biogen Idec, Inc. (a)	209,500	20,395
BioMarin Pharmaceutical, Inc. (a)	156,000	4,195
Celgene Corp. (a)	980,516	57,733
Cephalon, Inc. (a)	44,200	3,395
Cepheid, Inc. (a)	615,600	19,890
Dendreon Corp. (a)	216,936	9,422
Genomic Health, Inc. (a)	131,020	3,577
Human Genome Sciences, Inc. (a)	2,414,512	71,156
ImmunoGen, Inc. (a)	297,309	3,972
Inhibitex, Inc. (a)	828,400	3,479
InterMune, Inc. (a)	309,220	13,804
Ironwood Pharmaceuticals, Inc. Class A (a)	2,084,400	30,474
Isis Pharmaceuticals, Inc. (a)(d)	374,849	3,516
NPS Pharmaceuticals, Inc. (a)	373,800	3,876
Pharmasset, Inc. (a)	171,300	17,382
Seattle Genetics, Inc. (a)(d)	1,460,603	24,261
Targacept, Inc. (a)	216,749	5,241
Theravance, Inc. (a)	180,900	5,020
Vertex Pharmaceuticals, Inc. (a)	3,056,588	168,173
		736,057
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.6%
Endologix, Inc. (a)	896,300	$ 7,126
Mako Surgical Corp. (a)(d)	1,312,863	36,064
Masimo Corp.	150,300	5,229
		48,419
Health Care Providers & Services - 2.9%
Accretive Health, Inc. (d)(e)	7,221,945	203,948
Express Scripts, Inc. (a)	450,700	25,573
		229,521
Health Care Technology - 0.1%
athenahealth, Inc. (a)	114,800	5,307
SXC Health Solutions Corp. (a)	68,300	3,775
		9,082
Life Sciences Tools & Services - 0.9%
Fluidigm Corp. (a)(d)	205,000	3,393
Illumina, Inc. (a)(d)	1,009,582	71,660
		75,053
Pharmaceuticals - 0.5%
Endocyte, Inc.	673,600	8,184
Shire PLC sponsored ADR	316,100	29,464
		37,648
TOTAL HEALTH CARE		1,135,780
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.2%
AeroVironment, Inc. (a)	114,151	3,270
BE Aerospace, Inc. (a)	99,600	3,844
Bombardier, Inc.	704,500	5,249
Rolls-Royce Group PLC sponsored ADR	73,400	3,961
		16,324
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	38,900	3,119
Airlines - 1.8%
Delta Air Lines, Inc. (a)	4,773,200	49,546
United Continental Holdings, Inc. (a)	4,103,700	93,646
		143,192
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - 0.3%
Fluor Corp.	79,000	$ 5,525
Foster Wheeler AG (a)	487,500	17,340
		22,865
Electrical Equipment - 0.2%
Fushi Copperweld, Inc. (a)	316,800	2,550
Polypore International, Inc. (a)	182,200	11,254
		13,804
Machinery - 0.3%
3D Systems Corp. (a)	82,100	3,425
Chart Industries, Inc. (a)	148,200	7,204
Joy Global, Inc.	35,300	3,564
Manitowoc Co., Inc.	206,400	4,580
Sandvik AB sponsored ADR	229,200	4,871
		23,644
Road & Rail - 0.0%
Saia, Inc. (a)	161,200	2,676
Trading Companies & Distributors - 0.1%
DXP Enterprises, Inc. (a)	127,815	3,355
Kaman Corp.	132,700	4,936
Rush Enterprises, Inc. Class A (a)	124,600	2,625
		10,916
TOTAL INDUSTRIALS		236,540
INFORMATION TECHNOLOGY - 55.6%
Communications Equipment - 9.2%
Acme Packet, Inc. (a)	77,374	6,392
Alcatel-Lucent SA sponsored ADR (a)	6,434,600	42,082
Aruba Networks, Inc. (a)(d)	2,389,900	85,869
Cisco Systems, Inc.	3,739,400	65,664
F5 Networks, Inc. (a)	504,300	51,116
HTC Corp.	155,850	7,063
Meru Networks, Inc. (a)(d)	596,905	10,392
Polycom, Inc. (a)	71,300	4,266
QUALCOMM, Inc.	3,435,900	195,297
Research In Motion Ltd. (a)	4,632,900	225,391
Riverbed Technology, Inc. (a)	897,302	31,531
Sandvine Corp. (a)	6,118,866	15,637
		740,700
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 11.2%
Apple, Inc. (a)	2,217,200	$ 772,092
SanDisk Corp. (a)	757,650	37,231
Silicon Graphics International Corp. (a)	1,024,832	18,836
Stratasys, Inc. (a)	445,300	23,979
Synaptics, Inc. (a)(d)(e)	1,798,400	51,111
		903,249
Electronic Equipment & Components - 0.4%
E Ink Holdings, Inc. GDR (a)(f)	44,300	900
FLIR Systems, Inc.	90,900	3,201
HLS Systems International Ltd. (a)	826,100	9,921
IPG Photonics Corp. (a)	206,558	14,348
		28,370
Internet Software & Services - 14.0%
eBay, Inc. (a)	6,598,694	226,995
Facebook, Inc. Class B (a)(g)	285,967	7,149
Google, Inc. Class A (a)	964,222	524,633
LogMeIn, Inc. (a)(d)	881,040	37,946
Mail.ru Group Ltd. GDR (a)(f)	11,300	347
OpenTable, Inc. (a)(d)	356,479	39,673
QuinStreet, Inc. (a)(d)	569,100	10,289
Rackspace Hosting, Inc. (a)(d)	5,559,334	256,786
SINA Corp. (a)	123,500	16,642
Travelzoo, Inc. (a)(d)	59,000	4,832
Velti PLC (a)	13,400	247
YouKu.com, Inc. ADR (a)	9,000	532
		1,126,071
IT Services - 2.3%
Cognizant Technology Solutions Corp. Class A (a)	1,424,245	118,070
Echo Global Logistics, Inc. (a)(d)(e)	1,439,847	20,028
ServiceSource International, Inc.	27,300	341
Visa, Inc. Class A	640,800	50,059
		188,498
Semiconductors & Semiconductor Equipment - 6.7%
ASML Holding NV	102,200	4,268
Avago Technologies Ltd.	1,662,000	55,611
Broadcom Corp. Class A	690,900	24,306
Cypress Semiconductor Corp. (a)	196,550	4,277
First Solar, Inc. (a)(d)	22,736	3,173
GT Solar International, Inc. (a)	501,100	5,597
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Inphi Corp.	31,700	$ 684
Lam Research Corp. (a)	340,700	16,459
Mellanox Technologies Ltd. (a)	1,242,951	36,717
Micron Technology, Inc. (a)	769,400	8,687
NVIDIA Corp. (a)	17,221,381	344,428
Spreadtrum Communications, Inc. ADR (a)(d)	168,000	3,595
Standard Microsystems Corp. (a)	131,000	3,557
Volterra Semiconductor Corp. (a)	1,206,500	31,719
		543,078
Software - 11.8%
Ariba, Inc. (a)	2,814,314	97,854
BMC Software, Inc. (a)	56,200	2,823
BroadSoft, Inc. (a)	326,180	14,825
Check Point Software Technologies Ltd. (a)	1,471,800	80,846
Concur Technologies, Inc. (a)	544,500	31,510
DemandTec, Inc. (a)	290,233	3,213
Fortinet, Inc. (a)	108,500	5,284
Gameloft (a)(e)	7,479,787	54,509
Informatica Corp. (a)	136,900	7,668
Kingdee International Software Group Co. Ltd.	4,456,800	2,858
Microsoft Corp.	7,668,265	199,528
Oracle Corp.	6,029,700	217,371
Pegasystems, Inc. (d)	1,776,713	65,969
QLIK Technologies, Inc.	555,200	17,800
Rovi Corp. (a)	760,100	36,910
salesforce.com, Inc. (a)	20,900	2,897
SuccessFactors, Inc. (a)	999,600	34,656
Synchronoss Technologies, Inc. (a)(e)	1,959,727	63,221
Taleo Corp. Class A (a)	261,322	9,478
		949,220
TOTAL INFORMATION TECHNOLOGY		4,479,186
MATERIALS - 0.7%
Chemicals - 0.1%
Celanese Corp. Class A	66,400	3,315
Innophos Holdings, Inc.	89,656	4,155
		7,470
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 0.6%
Randgold Resources Ltd. sponsored ADR	419,600	$ 36,325
Royal Gold, Inc.	230,300	14,044
		50,369
TOTAL MATERIALS		57,839
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 0.3%
Cbeyond, Inc. (a)	210,590	2,687
Global Crossing Ltd. (a)	869,996	20,341
		23,028
Wireless Telecommunication Services - 3.6%
Clearwire Corp. Class A (a)(d)	6,818,153	33,136
Sprint Nextel Corp. (a)	50,282,306	260,462
		293,598
TOTAL TELECOMMUNICATION SERVICES		316,626
TOTAL COMMON STOCKS (Cost $6,572,105)		7,959,803
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.5%
Porsche Automobil Holding SE (Germany)	258,075	18,704
Porsche Automobil Holding SE (United States)	265,000	19,083
		37,787
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $34,592)		37,787
Money Market Funds - 6.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	6,280,946	$ 6,281
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	519,280,200	519,280
TOTAL MONEY MARKET FUNDS (Cost $525,561)		525,561
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $7,132,258)		8,523,151
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(468,331)
NET ASSETS - 100%		$ 8,054,820
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,219,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,149,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Facebook, Inc. Class B	3/31/11	$ 7,149
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 18
Fidelity Securities Lending Cash Central Fund	3,650
Total	$ 3,668
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Accretive Health, Inc.	$ 919	$ 119,860	$ 3,893	$ -	$ 203,948
Alphatec Holdings, Inc.	21,863	1,075	11,983	-	-
BroadSoft, Inc.	-	37,738	46,283	-	-
Echo Global Logistics, Inc.	2,905	23,108	5,631	-	20,028
Gameloft	36,748	267	-	-	54,509
iRobot Corp.	34,374	-	3,199	-	55,180
Petroleum Development Corp.	-	55,914	2,927	-	48,563
Rackspace Hosting, Inc.	142,387	41,571	123,501	-	-
Synaptics, Inc.	-	54,115	-	-	51,111
Synchronoss Technologies, Inc.	-	48,156	-	-	63,221
Tesla Motors, Inc.	-	129,903	-	-	140,190
Total	$ 239,196	$ 511,707	$ 197,417	$ -	$ 636,750
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,151,737	$ 1,151,737	$ -	$ -
Consumer Staples	70,668	70,668	-	-
Energy	241,531	241,531	-	-
Financials	307,683	305,711	1,972	-
Health Care	1,135,780	1,135,780	-	-
Industrials	236,540	236,540	-	-
Information Technology	4,479,186	4,472,037	-	7,149
Materials	57,839	57,839	-	-
Telecommunication Services	316,626	316,626	-	-
Money Market Funds	525,561	525,561	-	-
Total Investments in Securities:	$ 8,523,151	$ 8,514,030	$ 1,972	$ 7,149
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 2,161
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	7,149
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(2,161)
Ending Balance	$ 7,149
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $7,216,696,000. Net unrealized appreciation aggregated $1,306,455,000, of which $1,660,098,000 related to appreciated investment securities and $353,643,000 related to depreciated investment securities.

At July 31, 2010, the Fund had a capital loss carryforward of approximately $1,651,048,000 of which $1,249,895,000 and $401,153,000 will expire in fiscal 2011 and 2017, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Real Estate Income Fund

April 30, 2011

1.800347.107

REI-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 25.2%
	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	84,100	$ 5,009,837
Summit Hotel Properties, Inc.	579,400	6,564,602
		11,574,439
Household Durables - 0.7%
Standard Pacific Corp. (a)(f)	2,070,000	7,990,200
Stanley Martin Communities LLC Class B (a)	4,620	3,696,000
		11,686,200
TOTAL CONSUMER DISCRETIONARY		23,260,639
FINANCIALS - 22.3%
Capital Markets - 0.5%
HFF, Inc. (a)	546,564	8,182,063
Real Estate Investment Trusts - 21.8%
Acadia Realty Trust (SBI)	1,238,149	25,815,407
Alexandria Real Estate Equities, Inc.	28,200	2,316,630
AMB Property Corp. (REIT)	235,900	8,586,760
American Assets Trust, Inc.	146,000	3,223,680
American Campus Communities, Inc.	295,700	10,393,855
Annaly Capital Management, Inc.	217,250	3,875,740
Anworth Mortgage Asset Corp.	1,223,010	8,781,212
Apartment Investment & Management Co. Class A	75,041	2,023,105
Apollo Commercial Real Estate Finance, Inc.	57,500	939,550
Associated Estates Realty Corp.	324,780	5,404,339
AvalonBay Communities, Inc.	44,425	5,624,649
Brandywine Realty Trust (SBI)	295,700	3,755,390
Canadian (REIT)	87,700	3,105,327
CapLease, Inc.	528,200	2,957,920
CBL & Associates Properties, Inc.	315,073	5,850,906
Cedar Shopping Centers, Inc.	271,400	1,601,260
Chartwell Seniors Housing (REIT)	325,300	3,053,233
Chesapeake Lodging Trust	203,500	3,658,930
Coresite Realty Corp.	147,500	2,329,025
Cypress Sharpridge Investments, Inc. (f)	1,296,939	16,017,197
DCT Industrial Trust, Inc.	900,000	5,229,000
DiamondRock Hospitality Co.	406,100	4,889,444
Digital Realty Trust, Inc. (f)	93,805	5,660,194
Duke Realty LP	484,083	7,382,266
Dynex Capital, Inc.	1,163,098	11,491,408
Education Realty Trust, Inc.	140,600	1,196,506
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Lifestyle Properties, Inc.	317,530	$ 18,994,645
Equity Residential (SBI)	100,700	6,013,804
Excel Trust, Inc.	316,100	3,761,590
Federal Realty Investment Trust (SBI)	32,700	2,863,212
H&R Real Estate Investment Trust/H&R Finance Trust	170,500	3,946,676
HCP, Inc.	241,900	9,584,078
Healthcare Realty Trust, Inc.	191,300	4,369,292
Highwoods Properties, Inc. (SBI)	64,300	2,372,670
Hospitality Properties Trust (SBI)	106,400	2,569,560
Lexington Corporate Properties Trust (f)	420,000	4,191,600
LTC Properties, Inc.	247,313	7,275,948
MFA Financial, Inc.	3,341,581	26,665,816
Mid-America Apartment Communities, Inc.	64,600	4,318,510
Monmouth Real Estate Investment Corp. Class A	455,073	3,804,410
National Health Investors, Inc.	167,206	8,131,228
National Retail Properties, Inc.	234,500	6,176,730
Nationwide Health Properties, Inc.	132,680	5,811,384
Omega Healthcare Investors, Inc. (f)	214,000	4,913,440
Pebblebrook Hotel Trust	212,000	4,547,400
ProLogis Trust	461,666	7,520,539
Regency Centers Corp.	107,300	5,049,538
RioCan (REIT)	120,900	3,239,420
Senior Housing Properties Trust (SBI)	75,800	1,797,976
Simon Property Group, Inc.	125,801	14,409,247
Stag Industrial, Inc.	382,692	4,860,188
Sunstone Hotel Investors, Inc. (a)	450,000	4,707,000
The Macerich Co.	27,774	1,467,023
Two Harbors Investment Corp.	377,180	3,945,303
Ventas, Inc.	532,780	29,798,385
Vornado Realty Trust	23,590	2,280,681
Washington (REIT) (SBI)	46,700	1,513,080
Weyerhaeuser Co.	354,729	8,162,314
Whitestone REIT Class B	179,067	2,489,031
		376,714,651
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(g)	60,681	607
TOTAL FINANCIALS		384,897,321
Common Stocks - continued
	Shares	Value
HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc. (a)	541,600	$ 14,753,184
Capital Senior Living Corp. (a)	507,750	4,706,843
Emeritus Corp. (a)	333,674	8,178,350
		27,638,377
TOTAL COMMON STOCKS (Cost $345,512,902)		435,796,337
Preferred Stocks - 11.1%

Convertible Preferred Stocks - 1.8%
FINANCIALS - 1.8%
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,481,875
CommonWealth REIT 6.50%	150,000	3,300,000
Excel Trust, Inc. 7.00% (g)	248,200	6,111,925
Health Care REIT, Inc. 6.50% (a)	30,000	1,620,000
Lexington Corporate Properties Trust Series C 6.50%	328,036	14,459,827
Ramco-Gershenson Properties Trust (SBI) (a)	40,000	2,030,000
		30,003,627
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (g)	22,500	1,192,500
12.00% (a)(g)	5,000	265,000
		1,457,500
TOTAL FINANCIALS		31,461,127
Nonconvertible Preferred Stocks - 9.3%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	38,200	665,444
FINANCIALS - 9.3%
Diversified Financial Services - 0.3%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	412,000
Red Lion Hotels Capital Trust 9.50%	163,225	4,145,915
		4,557,915
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 8.9%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	$ 1,718,550
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
Annaly Capital Management, Inc. Series A, 7.875%	164,900	4,239,579
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,799,580
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,446,700
Series U, 7.75%	150,773	3,778,371
Brandywine Realty Trust Series C, 7.50%	37,615	948,274
CapLease, Inc. Series A, 8.125%	43,400	1,072,414
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	47,962	1,206,724
7.375%	140,688	3,420,125
Cedar Shopping Centers, Inc. 8.875%	290,352	7,372,037
CenterPoint Properties Trust Series D, 5.377%	3,575	1,658,800
Cogdell Spencer, Inc. 8.50%	114,300	2,855,214
Corporate Office Properties Trust Series H, 7.50%	5,000	125,250
Cousins Properties, Inc. Series A, 7.75%	93,230	2,326,089
Duke Realty LP:
8.375%	128,517	3,419,837
Series L, 6.60%	10,666	256,197
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	90,000
Equity Lifestyle Properties, Inc.	785,378	19,854,356
Essex Property Trust, Inc.	40,000	1,038,000
First Potomac Realty Trust 7.75%	80,000	2,030,400
Glimcher Realty Trust Series G, 8.125%	171,111	4,238,419
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	88,600	2,283,222
Series C, 7.00%	58,500	1,450,215
Hudson Pacific Properties, Inc. 8.375%	256,300	6,563,843
Kimco Realty Corp. Series G, 7.75%	97,300	2,520,070
Kite Realty Group Trust 8.25%	96,100	2,363,099
LaSalle Hotel Properties:
Series E, 8.00%	50,468	1,279,868
Series G, 7.25%	114,485	2,767,102
Series H, 7.50%	100,000	2,454,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	$ 2,863,500
Series B, 7.625% (a)	31,240	734,140
Lexington Corporate Properties Trust Series B, 8.05%	40,300	1,008,709
Lexington Realty Trust 7.55%	23,800	574,770
MFA Financial, Inc. Series A, 8.50%	471,886	11,938,716
Monmouth Real Estate Investment Corp. 7.625%	80,000	2,004,800
Newcastle Investment Corp. Series B, 9.75%	18,095	444,956
Parkway Properties, Inc. Series D, 8.00%	237,900	6,004,596
Pebblebrook Hotel Trust	350,000	8,890,000
ProLogis Trust Series C, 8.54%	94,446	5,147,307
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	332,500
6.875%	50,000	1,243,000
7.20%	83,040	2,085,965
7.375%	100,610	2,543,421
Series P, 6.70%	36,000	888,120
Public Storage:
Series I, 7.25%	10,828	273,732
Series K, 7.25%	147,639	3,758,889
Series N, 7.00%	4,200	107,520
Regency Centers Corp.:
7.25%	10,500	262,290
Series C 7.45%	18,000	452,160
Saul Centers, Inc.:
8.00%	93,700	2,390,287
Series B (depositary shares) 9.00%	118,550	3,153,430
Sunstone Hotel Investors, Inc. Series A, 8.00%	102,200	2,484,482
Vornado Realty Trust 6.75%	20,000	499,600
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,374,261
		154,037,511
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Vornado Realty LP 7.875%	54,682	$ 1,478,601
TOTAL FINANCIALS		160,074,027
TOTAL NONCONVERTIBLE PREFERRED STOCKS		160,739,471
TOTAL PREFERRED STOCKS (Cost $196,725,714)		192,200,598
Corporate Bonds - 26.1%
		Principal Amount (e)
Convertible Bonds - 5.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	1,187,575
FINANCIALS - 5.5%
Real Estate Investment Trusts - 3.3%
Acadia Realty Trust 3.75% 12/15/26		11,505,000	11,620,050
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)		5,895,000	6,001,700
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,166,875
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,231,800
Developers Diversified Realty Corp. 1.75% 11/15/40		1,000,000	1,082,700
Hospitality Properties Trust 3.8% 3/15/27		6,100,000	6,100,000
Inland Real Estate Corp. 4.625% 11/15/26		10,870,000	10,870,000
ProLogis Trust:
1.875% 11/15/37		2,450,000	2,427,031
2.625% 5/15/38		1,500,000	1,490,625
The Macerich Co. 3.25% 3/15/12 (g)		4,800,000	4,806,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		5,500,000	5,558,300
			56,355,081
Real Estate Management & Development - 2.2%
BioMed Realty LP 4.5% 10/1/26 (g)		2,500,000	2,518,750
Corporate Office Properties LP:
3.5% 9/15/26 (g)		3,280,000	3,280,000
4.25% 4/15/30 (g)		2,000,000	2,024,200
Duke Realty LP 3.75% 12/1/11 (g)		2,650,000	2,669,875
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
First Potomac Realty Investment LP 4% 12/15/11 (g)		$ 2,600,000	$ 2,609,750
Grubb & Ellis Co. 7.95% 5/1/15 (g)		5,500,000	4,840,000
Home Properties, Inc. 4.125% 11/1/26 (g)		2,100,000	2,139,375
Kilroy Realty LP 3.25% 4/15/12 (g)		2,185,000	2,195,925
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		14,950,000	15,006,063
MPT Operating Partnership LP 9.25% 4/1/13 (g)		1,000,000	1,151,800
SL Green Realty Corp. 3% 3/30/27 (g)		500,000	496,250
			38,931,988
TOTAL FINANCIALS			95,287,069
TOTAL CONVERTIBLE BONDS			96,474,644
Nonconvertible Bonds - 20.5%
CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 0.9%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (g)		1,945,000	2,027,663
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,827,500
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,000,000	1,075,000
11.625% 12/1/15 (g)		325,000	349,375
Times Square Hotel Trust 8.528% 8/1/26 (g)		9,036,391	10,284,754
			15,564,292
Household Durables - 4.7%
KB Home:
5.75% 2/1/14		510,000	513,825
5.875% 1/15/15		5,000,000	4,937,500
6.25% 6/15/15		8,500,000	8,415,000
9.1% 9/15/17		7,500,000	7,931,250
Lennar Corp.:
5.5% 9/1/14		1,000,000	1,005,000
5.6% 5/31/15		5,000,000	4,912,500
6.5% 4/15/16		4,000,000	3,990,000
6.95% 6/1/18		11,000,000	10,890,000
M/I Homes, Inc.:
6.875% 4/1/12		2,150,000	2,150,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc.: - continued
8.625% 11/15/18 (g)		$ 12,565,000	$ 12,596,413
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,493,750
7.15% 4/15/20		1,500,000	1,485,000
Ryland Group, Inc. 8.4% 5/15/17		745,000	815,775
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,200,000
8.375% 5/15/18		2,913,000	3,000,390
8.375% 5/15/18 (g)		7,755,000	7,948,875
10.75% 9/15/16		3,000,000	3,495,000
			80,780,278
Multiline Retail - 0.2%
Sears Holdings Corp. 6.625% 10/15/18 (g)		4,000,000	3,915,200
Specialty Retail - 0.2%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,829,387
TOTAL CONSUMER DISCRETIONARY			103,089,157
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,195,175	1,326,645
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		4,400,000	4,620,000
			5,946,645
FINANCIALS - 13.6%
Commercial Banks - 0.1%
CapitalSource, Inc. 12.75% 7/15/14 (g)		1,500,000	1,807,500
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		8,820,000	9,084,600
Real Estate Investment Trusts - 8.5%
Camden Property Trust 5% 6/15/15		1,100,000	1,188,286
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,735,004
6.25% 6/15/14		5,005,000	5,436,206
CommonWealth REIT 5.875% 9/15/20		2,000,000	2,065,986
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.375% 10/15/12		$ 500,000	$ 518,696
5.5% 5/1/15		2,000,000	2,122,482
7.5% 4/1/17		6,000,000	6,896,820
7.5% 7/15/18		5,271,000	5,897,669
7.875% 9/1/20		4,637,000	5,391,788
9.625% 3/15/16		3,836,000	4,715,430
Entertainment Properties Trust 7.75% 7/15/20 (g)		2,000,000	2,145,000
Equity One, Inc.:
5.375% 10/15/15		1,500,000	1,578,378
6.25% 12/15/14		4,081,000	4,427,881
6.25% 1/15/17		3,000,000	3,209,559
HCP, Inc. 3.75% 2/1/16		2,000,000	2,039,074
Health Care Property Investors, Inc.:
6% 3/1/15		1,000,000	1,105,278
6.3% 9/15/16		5,250,000	5,883,712
7.072% 6/8/15		1,500,000	1,700,222
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,094,116
6.2% 6/1/16		750,000	830,499
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		3,650,000	3,879,976
6.5% 1/17/17		1,875,000	2,103,713
HMB Capital Trust V 3.9095% 12/15/36 (d)(g)(h)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	963,088
6.75% 2/15/13		610,000	642,779
7.875% 8/15/14		1,000,000	1,124,413
HRPT Properties Trust:
5.75% 11/1/15		3,600,000	3,879,659
6.25% 8/15/16		1,500,000	1,632,822
6.5% 1/15/13		200,000	208,791
iStar Financial, Inc.:
5.875% 3/15/16		3,000,000	2,715,000
5.95% 10/15/13		5,330,000	5,063,500
6.05% 4/15/15		4,725,000	4,394,250
Kimco Realty Corp. 5.783% 3/15/16		450,000	499,887
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (g)		2,000,000	2,027,400
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nationwide Health Properties, Inc.:
6% 5/20/15		$ 3,122,000	$ 3,411,375
6.25% 2/1/13		1,000,000	1,068,967
8.25% 7/1/12		1,300,000	1,372,957
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)		2,115,000	2,141,438
7% 1/15/16		1,295,000	1,333,850
7.5% 2/15/20		1,000,000	1,070,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,912,563
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,062,500
ProLogis Trust:
6.25% 3/15/17		4,000,000	4,386,568
6.625% 5/15/18		6,480,000	7,172,343
6.875% 3/15/20		1,500,000	1,682,679
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,304,000
Security Capital Industrial Trust 7.625% 7/1/17		4,690,000	5,438,923
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,018,730
6.75% 4/15/20		2,000,000	2,128,504
8.625% 1/15/12		5,900,000	6,151,110
UDR, Inc. 5.5% 4/1/14		500,000	532,539
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	527,145
5.25% 1/15/15		1,000,000	1,061,675
5.25% 1/15/16		4,000,000	4,194,464
Weingarten Realty Investors 4.857% 1/15/14		2,500,000	2,568,653
			146,658,347
Real Estate Management & Development - 4.4%
AMB Property LP 5.9% 8/15/13		400,000	423,885
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,019,908
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	7,194,569
5.75% 4/1/12		1,000,000	1,035,683
7.5% 5/15/15		1,000,000	1,141,725
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,259,225
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
CB Richard Ellis Services, Inc.: - continued
11.625% 6/15/17		$ 1,500,000	$ 1,773,750
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,565,618
6.25% 6/15/14		3,094,000	3,301,682
6.875% 8/15/12		1,000,000	1,041,901
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,580,532
Duke Realty LP:
6.25% 5/15/13		750,000	812,431
7.375% 2/15/15		1,500,000	1,713,746
Forest City Enterprises, Inc.:
6.5% 2/1/17		11,560,000	10,982,000
7.625% 6/1/15		1,435,000	1,435,000
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	3,020,024
Host Hotels & Resorts LP:
6.875% 11/1/14		500,000	516,250
9% 5/15/17		750,000	840,000
Liberty Property LP 6.375% 8/15/12		2,679,000	2,834,837
Post Apartment Homes LP:
5.45% 6/1/12		713,000	737,203
6.3% 6/1/13		2,000,000	2,147,236
Realogy Corp. 7.875% 2/15/19 (g)		2,035,000	2,055,350
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,854,448
5.875% 6/15/17		400,000	443,998
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,076,300
Ventas Realty LP:
Series 1, 6.5% 6/1/16		11,370,000	11,767,950
3.125% 11/30/15		1,500,000	1,484,523
6.5% 6/1/16		2,340,000	2,421,900
Wells Operating Partnership II LP 5.875% 4/1/18 (g)		3,000,000	3,017,553
			75,499,227
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 9% 6/1/14 (d)		4,000,000	1,200,000
TOTAL FINANCIALS			234,249,674
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.2%
Aviv Healthcare Properties LP 7.75% 2/15/19 (g)		$ 3,290,000	$ 3,454,500
Health Care Providers & Services - 0.4%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		4,410,000	4,608,450
Skilled Healthcare Group, Inc. 11% 1/15/14		3,080,000	3,164,700
			7,773,150
TOTAL HEALTH CARE			11,227,650
TOTAL NONCONVERTIBLE BONDS			354,513,126
TOTAL CORPORATE BONDS (Cost $419,084,222)			450,987,770
Asset-Backed Securities - 5.3%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,318,260
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5726% 3/23/19 (g)(h)		335,798	300,136
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.713% 3/20/50 (g)(h)		2,250,000	135,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		6,875,000	6,947,875
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.524% 1/20/37 (g)(h)		1,397,997	1,160,337
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		2,207,922	1,876,734
Cbre Realty Finance CDO 2007-1/LLC 0.5438% 4/7/52 (g)(h)		12,698,157	9,015,691
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	389,970
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,193,200
Class B2, 1.6585% 12/28/35 (g)(h)		1,575,000	992,250
Class D, 9% 12/28/35 (g)		504,483	126,121
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		998,516	344,488
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Crest Ltd. Series 2002-IGA:
Class A, 0.7228% 7/28/17 (g)(h)		$ 317,710	$ 313,920
Class B, 1.6228% 7/28/35 (g)(h)		1,500,000	1,467,150
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,212,959
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6755% 11/28/39 (g)(h)		550,000	16,500
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,641,150
Series 1997-3 Class M1, 7.53% 3/15/28		7,881,416	5,981,602
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7126% 6/25/35 (h)(k)		1,259,000	79,112
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7626% 8/26/30 (g)(h)		760,223	119,735
Class E, 2.2126% 8/26/30 (g)(h)		1,481,042	62,944
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,320,659	456,335
Merit Securities Corp. Series 13 Class M1, 7.9322% 12/28/33 (h)		1,923,000	1,779,025
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		883,000	662,338
Newcastle Investment Trust Series 2011, Class A, 2.45% 12/10/33 (g)		5,000,000	4,999,361
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (g)		1,008,701	1,008,701
Class D, 5.194% 7/24/39 (g)		4,590,000	4,455,054
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9605% 2/5/36 (g)(h)		3,448,941	345
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		3,165,000	3,200,765
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		2,000,000	860,000
Series 2006-1A:
Class A1A, 0.568% 9/25/26 (g)(h)		20,558,000	18,502,200
Class A1B, 0.638% 9/25/26 (g)(h)		6,285,000	5,342,250
Class A2A, 0.528% 9/25/26 (g)(h)		9,385,000	8,628,569
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2625% 11/21/40 (g)(h)		250,000	75,000
TOTAL ASSET-BACKED SECURITIES (Cost $96,812,218)			91,665,077
Collateralized Mortgage Obligations - 2.1%
		Principal Amount (e)	Value
Private Sponsor - 2.1%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4288% 3/15/22 (g)(h)		$ 7,715,945	$ 7,595,851
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3988% 6/15/22 (g)(h)		3,250,000	3,023,273
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		93,262	12,395
Series 2002-R2 Class 2B3, 4.3202% 7/25/33 (g)(h)		229,096	88,413
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		137,335	13,102
Series 2003-R2 Class B3, 5.5% 5/25/43 (g)		225,893	10,145
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,527,051	342,234
Class B3, 5.5% 11/25/33 (g)		303,279	24,233
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(h)		208,281	6,485
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.435% 4/25/20 (g)(h)		1,500,000	1,479,600
Series 2010-K6 Class B, 5.3648% 12/26/46 (g)(h)		4,500,000	4,595,264
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.719% 6/15/22 (g)(h)		7,379,869	7,084,675
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,362,080
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,639,536
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1814% 7/10/35 (g)(h)		462,091	397,399
Series 2005-A Class B6, 2.2314% 3/10/37 (g)(h)		1,634,955	547,546
Series 2005-B Class B6, 1.8314% 6/10/37 (g)(h)		883,412	100,444
Series 2005-D Class B6, 2.4688% 12/15/37 (g)(h)		445,525	16,351
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		71,472	60,377
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7314% 12/10/35 (g)(h)		426,141	245,159
Series 2004-A Class B7, 4.4814% 2/10/36 (g)(h)		451,953	258,111
Series 2004-B Class B7, 4.2314% 2/10/36 (g)(h)		546,071	248,189
Series 2005-C Class B7, 3.3314% 9/10/37 (g)(h)		1,820,760	147,846
TOTAL PRIVATE SPONSOR			35,298,708
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		186,335	105,486
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.8436% 2/25/42 (g)(h)		$ 115,533	$ 51,781
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (k)		263,242	81,222
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.9282% 6/25/43 (g)(h)		165,088	67,639
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 4.056% 10/25/42 (g)(h)		71,914	28,725
TOTAL U.S. GOVERNMENT AGENCY			334,853
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,469,802)			35,633,561
Commercial Mortgage Securities - 18.2%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (k)		7,125,867	6,837,493
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		2,000,000	2,211,177
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,631,693
Class B2, 7.525% 4/14/29		560,000	583,837
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,284,177
Series 2005-1 Class CJ, 5.1902% 11/10/42 (h)		3,580,000	3,804,755
Series 2005-6 Class AJ, 5.1958% 9/10/47 (h)		5,000,000	5,162,296
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.969% 11/15/15 (g)(h)		35,719,671	33,733,645
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.2688% 3/15/22 (g)(h)		2,000,000	1,765,000
Class K, 2.2188% 3/15/22 (g)(h)		4,190,000	3,058,700
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4546% 3/11/39 (h)		5,700,000	5,838,089
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2006-BBA7:
Class D, 0.4788% 3/15/19 (g)(h)		2,480,000	2,249,841
Class E, 0.5388% 3/15/19 (g)(h)		1,995,000	1,779,978
Class F, 0.5588% 3/15/19 (g)(h)		1,650,000	1,461,730
Class G, 0.6588% 3/15/19 (g)(h)		2,760,000	2,362,635
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22 Class B, 5.5196% 4/12/38 (g)(h)		$ 2,520,000	$ 2,462,207
Citigroup Commercial Mortgage Trust floater Series 2007-FL3A Classs MLA2, 1.2688% 4/15/22 (g)(h)		637,226	567,736
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (g)(h)		3,500,000	3,400,219
COMM pass-thru certificates:
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		9,962,922	10,087,459
Series 2001-J1A Class F, 6.958% 2/16/34 (g)		2,600,000	2,620,263
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-TF2A Class AX, 0.0103% 11/15/19 (g)(h)(i)		4,411,854	44
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.4788% 5/15/23 (g)(h)		5,800,000	5,757,836
Class D, 0.6888% 5/15/23 (g)(h)		1,250,000	1,231,914
Class F, 0.8188% 5/15/23 (g)(h)		1,825,000	1,788,776
Series 2006-HC1A Class A1, 0.4088% 5/15/23 (g)(h)		3,529,096	3,482,534
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8626% 3/25/17 (g)(h)		2,512,000	2,030,010
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4126% 3/25/17 (g)(h)		3,860,000	3,026,481
Class G, 7.2126% 3/25/17 (g)(h)		3,272,000	2,024,550
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		1,000,000	670,000
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7285% 11/10/46 (g)(h)		2,980,000	2,941,553
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	999,891
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2272% 6/10/31 (g)(h)		2,500,000	2,665,597
Series 2000-CKP1 Class B3, 7.9808% 11/10/33 (h)		2,970,000	2,966,416
Extended Stay America Trust Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (g)		5,000,000	5,192,208
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (g)		2,000,000	2,023,211
Class K, 6% 12/12/33 (g)		2,000,000	1,994,150
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.661% 12/25/48 (h)(i)		$ 12,206,096	$ 1,953,558
Series K012 Class X3, 2.2875% 1/25/41 (h)(i)		21,072,891	3,022,274
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1637% 9/25/45 (g)(h)		4,000,000	4,011,304
Series 2011-K11 Class B, 4.569% 12/25/48 (g)(h)		2,000,000	1,864,580
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		11,222,467	11,228,078
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	834,408
Series 2002-1A Class H, 7.1417% 12/10/35 (g)(h)		991,000	1,002,503
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (g)		1,000,000	1,050,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		1,777,786	1,850,438
Class G, 6.75% 4/15/29 (h)		1,250,000	1,353,649
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		1,104,467	1,109,304
Class J, 6.974% 8/15/36 (g)		1,500,000	1,504,953
Series 2000-C1 Class K, 7% 3/15/33		1,100,000	627,000
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,087,583
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,056,085
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	882,600
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/1/20 (g)(h)		1,400,000	1,390,808
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		2,000,000	2,007,400
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4457% 12/5/27 (g)(h)		5,000,000	5,689,349
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (e)(g)		4,000,000	3,919,672
Series 2010-CNTR:
Class D, 6.1843% 8/5/32 (g)(h)		4,500,000	4,624,458
Class XB, 0.9305% 8/5/32 (g)(i)		32,655,000	1,774,590
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (g)(h)		2,895,000	14,475
Class X, 1.3273% 10/15/32 (g)(h)(i)		7,177,292	6,624
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.3988% 2/15/19 (g)(h)		$ 2,084,240	$ 2,042,560
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,994,053	2,070,177
Series 1999-C8:
Class G, 6% 7/15/31 (g)		1,385,000	1,375,029
Class H, 6% 7/15/31 (g)		2,638,000	18,466
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,920,000	3,082,352
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,022,175
Series 2005-C7 Class AJ, 5.323% 11/15/40		6,000,000	6,160,217
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,127,843
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		8,910,000	9,318,581
Series 2006-C4:
Class AJ, 5.8961% 6/15/38 (h)		6,005,000	6,040,733
Class AM, 5.8961% 6/15/38 (h)		6,700,000	7,130,802
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	472,969
Class G, 4.384% 7/12/37	CAD	355,000	228,554
Class H, 4.384% 7/12/37	CAD	236,000	146,882
Class J, 4.384% 7/12/37	CAD	355,000	213,644
Class K, 4.384% 7/12/37	CAD	355,000	206,636
Class L, 4.384% 7/12/37	CAD	236,000	132,896
Class M, 4.384% 7/12/37	CAD	995,000	437,013
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		3,334,117	879,373
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6691% 5/12/39 (h)		1,200,000	1,273,803
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 1/15/37 (g)		750,000	0
Class E, 7.983% 1/15/37 (g)		1,453,000	0
Class IO, 7.6669% 1/15/37 (h)(i)		5,408,885	299,652
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		1,845,420	1,826,965
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,638,308
Series 1997-RR Class F, 7.4059% 4/30/39 (g)(h)		2,225,604	2,136,580
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,830,092	1,775,883
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,584,825
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		$ 3,249,327	$ 3,485,878
RBSCF Trust Series 2010-MB1 Class D, 4.6686% 4/15/24 (g)(h)		5,820,000	5,857,285
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (g)(h)		3,000,000	3,077,589
Class E5, 6.5% 2/18/34 (g)(h)		3,000,000	3,093,202
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (g)		2,652,818	2,757,604
Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,210,370
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.983% 8/15/39 (h)		2,080,000	2,206,133
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		10,630,000	11,214,650
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7938% 7/15/24 (g)(h)		1,200,000	422,297
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (g)		2,540,000	2,630,521
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8 Class MH1, 1.0188% 6/15/20 (g)(h)		1,437,020	1,291,410
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,999,298
Series 2004-C11:
Class D, 5.3534% 1/15/41 (h)		5,177,000	4,902,105
Class E, 5.4034% 1/15/41 (h)		3,785,000	3,296,576
Series 2004-C12 Class D, 5.3075% 7/15/41 (h)		2,750,000	2,603,800
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,300,478
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $298,155,356)			313,555,908
Floating Rate Loans - 3.9%

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	9,000,000
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 2.31% 10/27/13 (h)		1,985,546	1,980,582
TOTAL CONSUMER DISCRETIONARY			10,980,582
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - 1.9%
Diversified Financial Services - 0.6%
Capital Automotive LP term loan 5% 3/11/17 (h)		$ 6,471,934	$ 6,439,574
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (h)		4,000,000	4,030,000
			10,469,574
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc. Tranche A 1LN, term loan 5% 6/28/13 (h)		1,906,122	1,891,826
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.4814% 11/9/16 (h)		1,713,900	1,716,042
CB Richard Ellis Services, Inc. Tranche D, term loan 1.75% 9/4/19 (h)(j)		3,000,000	2,988,750
Equity Inns Reality LLC:
Tranche A, term loan 9% 11/2/12 (h)		2,000,000	1,797,500
Tranche B 2LN, term loan 6.05% 11/2/12 (h)		5,000,000	4,593,750
Realogy Corp.:
Credit-Linked Deposit 3.2435% 10/10/13 (h)		621,862	596,988
Credit-Linked Deposit 4.4935% 10/10/16 (h)		211,372	198,690
term loan 4.5615% 10/10/16 (h)		1,249,372	1,174,410
Tranche 2LN, term loan 13.5% 10/15/17		2,500,000	2,681,250
Tranche B, term loan 3.3115% 10/10/13 (h)		5,247,484	5,037,584
			20,784,964
TOTAL FINANCIALS			33,146,364
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.:
Tranche B, term loan 2.5605% 7/25/14 (h)		2,849,692	2,785,574
Tranche DD, term loan 2.5605% 7/25/14 (h)		146,401	143,107
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (h)		3,748,403	3,748,403
Universal Health Services, Inc. term loan 4% 11/15/16 (h)		1,913,547	1,923,114
			8,600,198
INDUSTRIALS - 0.7%
Construction & Engineering - 0.7%
Drumm Investors LLC Tranche B, term loan 5% 4/26/18 (h)		12,000,000	11,790,000
Floating Rate Loans - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (h)		$ 3,000,000	$ 3,018,750
TOTAL FLOATING RATE LOANS (Cost $66,968,419)			67,535,894
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	15,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	366,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	810,000	8
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	1,350,000	0
		381,008
TOTAL PREFERRED SECURITIES (Cost $3,376,835)		381,008
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	166,275,985	166,275,985
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,084,884	19,084,884
TOTAL MONEY MARKET FUNDS (Cost $185,360,869)		185,360,869
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,650,466,337)		1,773,117,022
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(45,595,433)
NET ASSETS - 100%		$ 1,727,521,589
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $425,789,577 or 24.6% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,000,000 and $2,988,750, respectively. The coupon rate will be determined at time of settlement.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,103,313 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 6,900,435
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 161,471
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 198,377
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7126% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 166,703
Fidelity Securities Lending Cash Central Fund	22,359
Total	$ 189,062
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,926,083	$ 20,230,083	$ -	$ 3,696,000
Financials	576,432,475	552,236,796	19,672,747	4,522,932
Health Care	27,638,377	27,638,377	-	-
Corporate Bonds	450,987,770	-	449,787,770	1,200,000
Asset-Backed Securities	91,665,077	-	75,518,664	16,146,413
Collateralized Mortgage Obligations	35,633,561	-	34,801,701	831,860
Commercial Mortgage Securities	313,555,908	-	274,460,216	39,095,692
Floating Rate Loans	67,535,894	-	58,535,894	9,000,000
Preferred Securities	381,008	-	-	381,008
Money Market Funds	185,360,869	185,360,869	-	-
Total Investments in Securities:	$ 1,773,117,022	$ 785,466,125	$ 912,776,992	$ 74,873,905
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,696,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,696,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -
Equities - Financials
Beginning Balance	$ 3,922,244
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	600,688
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,522,932
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 600,688
Corporate Bonds
Beginning Balance	$ 1,370,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(170,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,200,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (170,000)
Asset-Backed Securities
Beginning Balance	$ 16,886,956
Total Realized Gain (Loss)	371,369
Total Unrealized Gain (Loss)	2,323,329
Cost of Purchases	1,620,764
Proceeds of Sales	(4,400,655)
Amortization/Accretion	(350,829)
Transfers in to Level 3	5,213,750
Transfers out of Level 3	(5,518,271)
Ending Balance	$ 16,146,413
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 1,346,132
Collateralized Mortgage Obligations
Beginning Balance	$ 994,555
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	142,528
Cost of Purchases	-
Proceeds of Sales	(247,242)
Amortization/Accretion	(73,320)
Transfers in to Level 3	15,339
Transfers out of Level 3	-
Ending Balance	$ 831,860
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 142,528
Commercial Mortgage Securities
Beginning Balance	$ 12,252,746
Total Realized Gain (Loss)	96,597
Total Unrealized Gain (Loss)	2,356,718
Cost of Purchases	27,384,650
Proceeds of Sales	(1,468,770)
Amortization/Accretion	(12,383)
Transfers in to Level 3	5,540,709
Transfers out of Level 3	(7,054,575)
Ending Balance	$ 39,095,692
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 2,356,718
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	65,903
Cost of Purchases	8,928,750
Proceeds of Sales	-
Amortization/Accretion	5,347
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 9,000,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 65,903
Preferred Securities
Beginning Balance	$ 365,608
Total Realized Gain (Loss)	(2,306,146)
Total Unrealized Gain (Loss)	2,420,076
Cost of Purchases	-
Proceeds of Sales	(99,000)
Amortization/Accretion	470
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 381,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 13,537

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,651,658,980. Net unrealized appreciation aggregated $121,458,042, of which $176,130,751 related to appreciated investment securities and $54,672,709 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Real Estate Income Fund
Class A
Class T
Class C
Institutional Class

April 30, 2011

Class A, Class T, Class C
and Institutional Class are classes of
Fidelity Real Estate Income Fund

1.907554.101

REIA-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 25.2%
	Shares	Value
CONSUMER DISCRETIONARY - 1.3%
Hotels, Restaurants & Leisure - 0.6%
Starwood Hotels & Resorts Worldwide, Inc.	84,100	$ 5,009,837
Summit Hotel Properties, Inc.	579,400	6,564,602
		11,574,439
Household Durables - 0.7%
Standard Pacific Corp. (a)(f)	2,070,000	7,990,200
Stanley Martin Communities LLC Class B (a)	4,620	3,696,000
		11,686,200
TOTAL CONSUMER DISCRETIONARY		23,260,639
FINANCIALS - 22.3%
Capital Markets - 0.5%
HFF, Inc. (a)	546,564	8,182,063
Real Estate Investment Trusts - 21.8%
Acadia Realty Trust (SBI)	1,238,149	25,815,407
Alexandria Real Estate Equities, Inc.	28,200	2,316,630
AMB Property Corp. (REIT)	235,900	8,586,760
American Assets Trust, Inc.	146,000	3,223,680
American Campus Communities, Inc.	295,700	10,393,855
Annaly Capital Management, Inc.	217,250	3,875,740
Anworth Mortgage Asset Corp.	1,223,010	8,781,212
Apartment Investment & Management Co. Class A	75,041	2,023,105
Apollo Commercial Real Estate Finance, Inc.	57,500	939,550
Associated Estates Realty Corp.	324,780	5,404,339
AvalonBay Communities, Inc.	44,425	5,624,649
Brandywine Realty Trust (SBI)	295,700	3,755,390
Canadian (REIT)	87,700	3,105,327
CapLease, Inc.	528,200	2,957,920
CBL & Associates Properties, Inc.	315,073	5,850,906
Cedar Shopping Centers, Inc.	271,400	1,601,260
Chartwell Seniors Housing (REIT)	325,300	3,053,233
Chesapeake Lodging Trust	203,500	3,658,930
Coresite Realty Corp.	147,500	2,329,025
Cypress Sharpridge Investments, Inc. (f)	1,296,939	16,017,197
DCT Industrial Trust, Inc.	900,000	5,229,000
DiamondRock Hospitality Co.	406,100	4,889,444
Digital Realty Trust, Inc. (f)	93,805	5,660,194
Duke Realty LP	484,083	7,382,266
Dynex Capital, Inc.	1,163,098	11,491,408
Education Realty Trust, Inc.	140,600	1,196,506
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity Lifestyle Properties, Inc.	317,530	$ 18,994,645
Equity Residential (SBI)	100,700	6,013,804
Excel Trust, Inc.	316,100	3,761,590
Federal Realty Investment Trust (SBI)	32,700	2,863,212
H&R Real Estate Investment Trust/H&R Finance Trust	170,500	3,946,676
HCP, Inc.	241,900	9,584,078
Healthcare Realty Trust, Inc.	191,300	4,369,292
Highwoods Properties, Inc. (SBI)	64,300	2,372,670
Hospitality Properties Trust (SBI)	106,400	2,569,560
Lexington Corporate Properties Trust (f)	420,000	4,191,600
LTC Properties, Inc.	247,313	7,275,948
MFA Financial, Inc.	3,341,581	26,665,816
Mid-America Apartment Communities, Inc.	64,600	4,318,510
Monmouth Real Estate Investment Corp. Class A	455,073	3,804,410
National Health Investors, Inc.	167,206	8,131,228
National Retail Properties, Inc.	234,500	6,176,730
Nationwide Health Properties, Inc.	132,680	5,811,384
Omega Healthcare Investors, Inc. (f)	214,000	4,913,440
Pebblebrook Hotel Trust	212,000	4,547,400
ProLogis Trust	461,666	7,520,539
Regency Centers Corp.	107,300	5,049,538
RioCan (REIT)	120,900	3,239,420
Senior Housing Properties Trust (SBI)	75,800	1,797,976
Simon Property Group, Inc.	125,801	14,409,247
Stag Industrial, Inc.	382,692	4,860,188
Sunstone Hotel Investors, Inc. (a)	450,000	4,707,000
The Macerich Co.	27,774	1,467,023
Two Harbors Investment Corp.	377,180	3,945,303
Ventas, Inc.	532,780	29,798,385
Vornado Realty Trust	23,590	2,280,681
Washington (REIT) (SBI)	46,700	1,513,080
Weyerhaeuser Co.	354,729	8,162,314
Whitestone REIT Class B	179,067	2,489,031
		376,714,651
Thrifts & Mortgage Finance - 0.0%
Wrightwood Capital LLC warrants 7/31/14 (a)(g)	60,681	607
TOTAL FINANCIALS		384,897,321
Common Stocks - continued
	Shares	Value
HEALTH CARE - 1.6%
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc. (a)	541,600	$ 14,753,184
Capital Senior Living Corp. (a)	507,750	4,706,843
Emeritus Corp. (a)	333,674	8,178,350
		27,638,377
TOTAL COMMON STOCKS (Cost $345,512,902)		435,796,337
Preferred Stocks - 11.1%

Convertible Preferred Stocks - 1.8%
FINANCIALS - 1.8%
Real Estate Investment Trusts - 1.7%
Alexandria Real Estate Equities, Inc. Series D 7.00%	95,000	2,481,875
CommonWealth REIT 6.50%	150,000	3,300,000
Excel Trust, Inc. 7.00% (g)	248,200	6,111,925
Health Care REIT, Inc. 6.50% (a)	30,000	1,620,000
Lexington Corporate Properties Trust Series C 6.50%	328,036	14,459,827
Ramco-Gershenson Properties Trust (SBI) (a)	40,000	2,030,000
		30,003,627
Real Estate Management & Development - 0.1%
Grubb & Ellis Co.:
12.00% (g)	22,500	1,192,500
12.00% (a)(g)	5,000	265,000
		1,457,500
TOTAL FINANCIALS		31,461,127
Nonconvertible Preferred Stocks - 9.3%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
M/I Homes, Inc. Series A, 9.75% (a)	38,200	665,444
FINANCIALS - 9.3%
Diversified Financial Services - 0.3%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000	412,000
Red Lion Hotels Capital Trust 9.50%	163,225	4,145,915
		4,557,915
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - 8.9%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	67,000	$ 1,718,550
American Home Mortgage Investment Corp.:
Series A, 9.375% (a)	120,300	12
Series B, 9.25% (a)	124,100	12
Annaly Capital Management, Inc. Series A, 7.875%	164,900	4,239,579
Anworth Mortgage Asset Corp. Series A, 8.625%	309,630	7,799,580
Apartment Investment & Management Co.:
Series T, 8.00%	57,500	1,446,700
Series U, 7.75%	150,773	3,778,371
Brandywine Realty Trust Series C, 7.50%	37,615	948,274
CapLease, Inc. Series A, 8.125%	43,400	1,072,414
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	47,962	1,206,724
7.375%	140,688	3,420,125
Cedar Shopping Centers, Inc. 8.875%	290,352	7,372,037
CenterPoint Properties Trust Series D, 5.377%	3,575	1,658,800
Cogdell Spencer, Inc. 8.50%	114,300	2,855,214
Corporate Office Properties Trust Series H, 7.50%	5,000	125,250
Cousins Properties, Inc. Series A, 7.75%	93,230	2,326,089
Duke Realty LP:
8.375%	128,517	3,419,837
Series L, 6.60%	10,666	256,197
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	24,000	90,000
Equity Lifestyle Properties, Inc.	785,378	19,854,356
Essex Property Trust, Inc.	40,000	1,038,000
First Potomac Realty Trust 7.75%	80,000	2,030,400
Glimcher Realty Trust Series G, 8.125%	171,111	4,238,419
HomeBanc Mortgage Corp. Series A (a)	104,685	1
Hospitality Properties Trust:
Series B, 8.875%	88,600	2,283,222
Series C, 7.00%	58,500	1,450,215
Hudson Pacific Properties, Inc. 8.375%	256,300	6,563,843
Kimco Realty Corp. Series G, 7.75%	97,300	2,520,070
Kite Realty Group Trust 8.25%	96,100	2,363,099
LaSalle Hotel Properties:
Series E, 8.00%	50,468	1,279,868
Series G, 7.25%	114,485	2,767,102
Series H, 7.50%	100,000	2,454,000
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
LBA Realty Fund II:
Series A, 8.75% (a)	69,000	$ 2,863,500
Series B, 7.625% (a)	31,240	734,140
Lexington Corporate Properties Trust Series B, 8.05%	40,300	1,008,709
Lexington Realty Trust 7.55%	23,800	574,770
MFA Financial, Inc. Series A, 8.50%	471,886	11,938,716
Monmouth Real Estate Investment Corp. 7.625%	80,000	2,004,800
Newcastle Investment Corp. Series B, 9.75%	18,095	444,956
Parkway Properties, Inc. Series D, 8.00%	237,900	6,004,596
Pebblebrook Hotel Trust	350,000	8,890,000
ProLogis Trust Series C, 8.54%	94,446	5,147,307
PS Business Parks, Inc.:
(depositary shares) Series H, 7.00%	13,300	332,500
6.875%	50,000	1,243,000
7.20%	83,040	2,085,965
7.375%	100,610	2,543,421
Series P, 6.70%	36,000	888,120
Public Storage:
Series I, 7.25%	10,828	273,732
Series K, 7.25%	147,639	3,758,889
Series N, 7.00%	4,200	107,520
Regency Centers Corp.:
7.25%	10,500	262,290
Series C 7.45%	18,000	452,160
Saul Centers, Inc.:
8.00%	93,700	2,390,287
Series B (depositary shares) 9.00%	118,550	3,153,430
Sunstone Hotel Investors, Inc. Series A, 8.00%	102,200	2,484,482
Vornado Realty Trust 6.75%	20,000	499,600
Weingarten Realty Investors (SBI) Series F, 6.50%	56,230	1,374,261
		154,037,511
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Management & Development - 0.1%
Vornado Realty LP 7.875%	54,682	$ 1,478,601
TOTAL FINANCIALS		160,074,027
TOTAL NONCONVERTIBLE PREFERRED STOCKS		160,739,471
TOTAL PREFERRED STOCKS (Cost $196,725,714)		192,200,598
Corporate Bonds - 26.1%
		Principal Amount (e)
Convertible Bonds - 5.6%
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.1%
Morgans Hotel Group Co. 2.375% 10/15/14		$ 1,340,000	1,187,575
FINANCIALS - 5.5%
Real Estate Investment Trusts - 3.3%
Acadia Realty Trust 3.75% 12/15/26		11,505,000	11,620,050
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (g)		5,895,000	6,001,700
Annaly Capital Management, Inc. 4% 2/15/15		1,000,000	1,166,875
CapLease, Inc. 7.5% 10/1/27 (g)		5,180,000	5,231,800
Developers Diversified Realty Corp. 1.75% 11/15/40		1,000,000	1,082,700
Hospitality Properties Trust 3.8% 3/15/27		6,100,000	6,100,000
Inland Real Estate Corp. 4.625% 11/15/26		10,870,000	10,870,000
ProLogis Trust:
1.875% 11/15/37		2,450,000	2,427,031
2.625% 5/15/38		1,500,000	1,490,625
The Macerich Co. 3.25% 3/15/12 (g)		4,800,000	4,806,000
United Dominion Realty Trust, Inc. 3.625% 9/15/11		5,500,000	5,558,300
			56,355,081
Real Estate Management & Development - 2.2%
BioMed Realty LP 4.5% 10/1/26 (g)		2,500,000	2,518,750
Corporate Office Properties LP:
3.5% 9/15/26 (g)		3,280,000	3,280,000
4.25% 4/15/30 (g)		2,000,000	2,024,200
Duke Realty LP 3.75% 12/1/11 (g)		2,650,000	2,669,875
Corporate Bonds - continued
		Principal Amount (e)	Value
Convertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
First Potomac Realty Investment LP 4% 12/15/11 (g)		$ 2,600,000	$ 2,609,750
Grubb & Ellis Co. 7.95% 5/1/15 (g)		5,500,000	4,840,000
Home Properties, Inc. 4.125% 11/1/26 (g)		2,100,000	2,139,375
Kilroy Realty LP 3.25% 4/15/12 (g)		2,185,000	2,195,925
Lexington Master Ltd. Partnership 5.45% 1/15/27 (g)		14,950,000	15,006,063
MPT Operating Partnership LP 9.25% 4/1/13 (g)		1,000,000	1,151,800
SL Green Realty Corp. 3% 3/30/27 (g)		500,000	496,250
			38,931,988
TOTAL FINANCIALS			95,287,069
TOTAL CONVERTIBLE BONDS			96,474,644
Nonconvertible Bonds - 20.5%
CONSUMER DISCRETIONARY - 6.0%
Hotels, Restaurants & Leisure - 0.9%
CityCenter Holdings LLC/CityCenter Finance Corp. 7.625% 1/15/16 (g)		1,945,000	2,027,663
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		1,700,000	1,827,500
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,000,000	1,075,000
11.625% 12/1/15 (g)		325,000	349,375
Times Square Hotel Trust 8.528% 8/1/26 (g)		9,036,391	10,284,754
			15,564,292
Household Durables - 4.7%
KB Home:
5.75% 2/1/14		510,000	513,825
5.875% 1/15/15		5,000,000	4,937,500
6.25% 6/15/15		8,500,000	8,415,000
9.1% 9/15/17		7,500,000	7,931,250
Lennar Corp.:
5.5% 9/1/14		1,000,000	1,005,000
5.6% 5/31/15		5,000,000	4,912,500
6.5% 4/15/16		4,000,000	3,990,000
6.95% 6/1/18		11,000,000	10,890,000
M/I Homes, Inc.:
6.875% 4/1/12		2,150,000	2,150,000
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
M/I Homes, Inc.: - continued
8.625% 11/15/18 (g)		$ 12,565,000	$ 12,596,413
Meritage Homes Corp.:
6.25% 3/15/15		2,500,000	2,493,750
7.15% 4/15/20		1,500,000	1,485,000
Ryland Group, Inc. 8.4% 5/15/17		745,000	815,775
Standard Pacific Corp.:
7% 8/15/15		4,000,000	4,200,000
8.375% 5/15/18		2,913,000	3,000,390
8.375% 5/15/18 (g)		7,755,000	7,948,875
10.75% 9/15/16		3,000,000	3,495,000
			80,780,278
Multiline Retail - 0.2%
Sears Holdings Corp. 6.625% 10/15/18 (g)		4,000,000	3,915,200
Specialty Retail - 0.2%
Toys 'R' Us Property Co. I LLC 10.75% 7/15/17		2,490,000	2,829,387
TOTAL CONSUMER DISCRETIONARY			103,089,157
CONSUMER STAPLES - 0.3%
Food & Staples Retailing - 0.3%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,195,175	1,326,645
C&S Group Enterprises LLC 8.375% 5/1/17 (g)		4,400,000	4,620,000
			5,946,645
FINANCIALS - 13.6%
Commercial Banks - 0.1%
CapitalSource, Inc. 12.75% 7/15/14 (g)		1,500,000	1,807,500
Diversified Financial Services - 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 7.75% 1/15/16		8,820,000	9,084,600
Real Estate Investment Trusts - 8.5%
Camden Property Trust 5% 6/15/15		1,100,000	1,188,286
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		2,526,000	2,735,004
6.25% 6/15/14		5,005,000	5,436,206
CommonWealth REIT 5.875% 9/15/20		2,000,000	2,065,986
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5.375% 10/15/12		$ 500,000	$ 518,696
5.5% 5/1/15		2,000,000	2,122,482
7.5% 4/1/17		6,000,000	6,896,820
7.5% 7/15/18		5,271,000	5,897,669
7.875% 9/1/20		4,637,000	5,391,788
9.625% 3/15/16		3,836,000	4,715,430
Entertainment Properties Trust 7.75% 7/15/20 (g)		2,000,000	2,145,000
Equity One, Inc.:
5.375% 10/15/15		1,500,000	1,578,378
6.25% 12/15/14		4,081,000	4,427,881
6.25% 1/15/17		3,000,000	3,209,559
HCP, Inc. 3.75% 2/1/16		2,000,000	2,039,074
Health Care Property Investors, Inc.:
6% 3/1/15		1,000,000	1,105,278
6.3% 9/15/16		5,250,000	5,883,712
7.072% 6/8/15		1,500,000	1,700,222
Health Care REIT, Inc.:
6% 11/15/13		1,000,000	1,094,116
6.2% 6/1/16		750,000	830,499
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		3,650,000	3,879,976
6.5% 1/17/17		1,875,000	2,103,713
HMB Capital Trust V 3.9095% 12/15/36 (d)(g)(h)		2,530,000	0
Hospitality Properties Trust:
5.625% 3/15/17		915,000	963,088
6.75% 2/15/13		610,000	642,779
7.875% 8/15/14		1,000,000	1,124,413
HRPT Properties Trust:
5.75% 11/1/15		3,600,000	3,879,659
6.25% 8/15/16		1,500,000	1,632,822
6.5% 1/15/13		200,000	208,791
iStar Financial, Inc.:
5.875% 3/15/16		3,000,000	2,715,000
5.95% 10/15/13		5,330,000	5,063,500
6.05% 4/15/15		4,725,000	4,394,250
Kimco Realty Corp. 5.783% 3/15/16		450,000	499,887
MPT Operating Partnership LP/MPT Finance Corp. 6.875% 5/1/21 (g)		2,000,000	2,027,400
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Nationwide Health Properties, Inc.:
6% 5/20/15		$ 3,122,000	$ 3,411,375
6.25% 2/1/13		1,000,000	1,068,967
8.25% 7/1/12		1,300,000	1,372,957
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (g)		2,115,000	2,141,438
7% 1/15/16		1,295,000	1,333,850
7.5% 2/15/20		1,000,000	1,070,000
Pan Pacific Retail Properties, Inc. 5.95% 6/1/14		1,750,000	1,912,563
Potlatch Corp. 7.5% 11/1/19		1,000,000	1,062,500
ProLogis Trust:
6.25% 3/15/17		4,000,000	4,386,568
6.625% 5/15/18		6,480,000	7,172,343
6.875% 3/15/20		1,500,000	1,682,679
Reckson Operating Partnership LP/SL Green Realty Corp./SL Green Operating Partnership LP 7.75% 3/15/20		2,000,000	2,304,000
Security Capital Industrial Trust 7.625% 7/1/17		4,690,000	5,438,923
Senior Housing Properties Trust:
4.3% 1/15/16		5,000,000	5,018,730
6.75% 4/15/20		2,000,000	2,128,504
8.625% 1/15/12		5,900,000	6,151,110
UDR, Inc. 5.5% 4/1/14		500,000	532,539
United Dominion Realty Trust, Inc.:
5.13% 1/15/14		500,000	527,145
5.25% 1/15/15		1,000,000	1,061,675
5.25% 1/15/16		4,000,000	4,194,464
Weingarten Realty Investors 4.857% 1/15/14		2,500,000	2,568,653
			146,658,347
Real Estate Management & Development - 4.4%
AMB Property LP 5.9% 8/15/13		400,000	423,885
BioMed Realty LP 3.85% 4/15/16		2,000,000	2,019,908
Brandywine Operating Partnership LP:
5.4% 11/1/14		6,750,000	7,194,569
5.75% 4/1/12		1,000,000	1,035,683
7.5% 5/15/15		1,000,000	1,141,725
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		1,205,000	1,259,225
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
CB Richard Ellis Services, Inc.: - continued
11.625% 6/15/17		$ 1,500,000	$ 1,773,750
Colonial Properties Trust:
6.15% 4/15/13		1,500,000	1,565,618
6.25% 6/15/14		3,094,000	3,301,682
6.875% 8/15/12		1,000,000	1,041,901
Colonial Realty LP 6.05% 9/1/16		2,500,000	2,580,532
Duke Realty LP:
6.25% 5/15/13		750,000	812,431
7.375% 2/15/15		1,500,000	1,713,746
Forest City Enterprises, Inc.:
6.5% 2/1/17		11,560,000	10,982,000
7.625% 6/1/15		1,435,000	1,435,000
Highwoods/Forsyth LP 5.85% 3/15/17		2,800,000	3,020,024
Host Hotels & Resorts LP:
6.875% 11/1/14		500,000	516,250
9% 5/15/17		750,000	840,000
Liberty Property LP 6.375% 8/15/12		2,679,000	2,834,837
Post Apartment Homes LP:
5.45% 6/1/12		713,000	737,203
6.3% 6/1/13		2,000,000	2,147,236
Realogy Corp. 7.875% 2/15/19 (g)		2,035,000	2,055,350
Regency Centers LP:
5.25% 8/1/15		4,509,000	4,854,448
5.875% 6/15/17		400,000	443,998
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		1,000,000	1,076,300
Ventas Realty LP:
Series 1, 6.5% 6/1/16		11,370,000	11,767,950
3.125% 11/30/15		1,500,000	1,484,523
6.5% 6/1/16		2,340,000	2,421,900
Wells Operating Partnership II LP 5.875% 4/1/18 (g)		3,000,000	3,017,553
			75,499,227
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 9% 6/1/14 (d)		4,000,000	1,200,000
TOTAL FINANCIALS			234,249,674
Corporate Bonds - continued
		Principal Amount (e)	Value
Nonconvertible Bonds - continued
HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.2%
Aviv Healthcare Properties LP 7.75% 2/15/19 (g)		$ 3,290,000	$ 3,454,500
Health Care Providers & Services - 0.4%
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		4,410,000	4,608,450
Skilled Healthcare Group, Inc. 11% 1/15/14		3,080,000	3,164,700
			7,773,150
TOTAL HEALTH CARE			11,227,650
TOTAL NONCONVERTIBLE BONDS			354,513,126
TOTAL CORPORATE BONDS (Cost $419,084,222)			450,987,770
Asset-Backed Securities - 5.3%

Anthracite CDO I Ltd. Series 2002-CIBA Class B, 6.633% 5/24/37 (g)		1,384,000	1,318,260
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.5726% 3/23/19 (g)(h)		335,798	300,136
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 1.713% 3/20/50 (g)(h)		2,250,000	135,000
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (g)		6,875,000	6,947,875
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.524% 1/20/37 (g)(h)		1,397,997	1,160,337
CapLease CDO Ltd. Series 2005-1A Class A, 4.926% 1/29/40 (g)		2,207,922	1,876,734
Cbre Realty Finance CDO 2007-1/LLC 0.5438% 4/7/52 (g)(h)		12,698,157	9,015,691
Conseco Finance Securitizations Corp. Series 2002-2 Class M2, 9.163% 3/1/33		500,000	389,970
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (g)		1,570,000	1,193,200
Class B2, 1.6585% 12/28/35 (g)(h)		1,575,000	992,250
Class D, 9% 12/28/35 (g)		504,483	126,121
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (g)		998,516	344,488
Asset-Backed Securities - continued
		Principal Amount (e)	Value
Crest Ltd. Series 2002-IGA:
Class A, 0.7228% 7/28/17 (g)(h)		$ 317,710	$ 313,920
Class B, 1.6228% 7/28/35 (g)(h)		1,500,000	1,467,150
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		9,500,000	8,212,959
Fairfield Street Solar Corp. Series 2004-1A Class E1, 3.6755% 11/28/39 (g)(h)		550,000	16,500
Green Tree Financial Corp.:
Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179	1,641,150
Series 1997-3 Class M1, 7.53% 3/15/28		7,881,416	5,981,602
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7126% 6/25/35 (h)(k)		1,259,000	79,112
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 1.7626% 8/26/30 (g)(h)		760,223	119,735
Class E, 2.2126% 8/26/30 (g)(h)		1,481,042	62,944
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		1,320,659	456,335
Merit Securities Corp. Series 13 Class M1, 7.9322% 12/28/33 (h)		1,923,000	1,779,025
N-Star Real Estate CDO Ltd. Series 1A Class C1B, 7.696% 8/28/38 (g)		883,000	662,338
Newcastle Investment Trust Series 2011, Class A, 2.45% 12/10/33 (g)		5,000,000	4,999,361
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A:
Class A2, 4.646% 7/24/39 (g)		1,008,701	1,008,701
Class D, 5.194% 7/24/39 (g)		4,590,000	4,455,054
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 2.9605% 2/5/36 (g)(h)		3,448,941	345
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IIFX, 6.77% 5/22/37 (g)		3,165,000	3,200,765
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 0% 9/25/26 (g)(h)		2,000,000	860,000
Series 2006-1A:
Class A1A, 0.568% 9/25/26 (g)(h)		20,558,000	18,502,200
Class A1B, 0.638% 9/25/26 (g)(h)		6,285,000	5,342,250
Class A2A, 0.528% 9/25/26 (g)(h)		9,385,000	8,628,569
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 2.2625% 11/21/40 (g)(h)		250,000	75,000
TOTAL ASSET-BACKED SECURITIES (Cost $96,812,218)			91,665,077
Collateralized Mortgage Obligations - 2.1%
		Principal Amount (e)	Value
Private Sponsor - 2.1%
Banc of America Large Loan, Inc. Series 2005-MIB1 Class A2, 0.4288% 3/15/22 (g)(h)		$ 7,715,945	$ 7,595,851
COMM pass-thru certificates Series 2007-FL14 Class AJ, 0.3988% 6/15/22 (g)(h)		3,250,000	3,023,273
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (g)		93,262	12,395
Series 2002-R2 Class 2B3, 4.3202% 7/25/33 (g)(h)		229,096	88,413
Series 2003-40 Class B3, 4.5% 10/25/18 (g)		137,335	13,102
Series 2003-R2 Class B3, 5.5% 5/25/43 (g)		225,893	10,145
Series 2003-R3:
Class B2, 5.5% 11/25/33 (g)		1,527,051	342,234
Class B3, 5.5% 11/25/33 (g)		303,279	24,233
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (g)(h)		208,281	6,485
FREMF Mortgage Trust:
Series 2010 K7 Class B, 5.435% 4/25/20 (g)(h)		1,500,000	1,479,600
Series 2010-K6 Class B, 5.3648% 12/26/46 (g)(h)		4,500,000	4,595,264
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 0.719% 6/15/22 (g)(h)		7,379,869	7,084,675
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (g)		7,120,000	7,362,080
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (g)		1,600,000	1,639,536
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B9, 12.1814% 7/10/35 (g)(h)		462,091	397,399
Series 2005-A Class B6, 2.2314% 3/10/37 (g)(h)		1,634,955	547,546
Series 2005-B Class B6, 1.8314% 6/10/37 (g)(h)		883,412	100,444
Series 2005-D Class B6, 2.4688% 12/15/37 (g)(h)		445,525	16,351
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (g)		71,472	60,377
RESIX Finance Ltd. floater:
Series 2003-D Class B8, 6.7314% 12/10/35 (g)(h)		426,141	245,159
Series 2004-A Class B7, 4.4814% 2/10/36 (g)(h)		451,953	258,111
Series 2004-B Class B7, 4.2314% 2/10/36 (g)(h)		546,071	248,189
Series 2005-C Class B7, 3.3314% 9/10/37 (g)(h)		1,820,760	147,846
TOTAL PRIVATE SPONSOR			35,298,708
U.S. Government Agency - 0.0%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (k)		186,335	105,486
Collateralized Mortgage Obligations - continued
		Principal Amount (e)	Value
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2002-W1 subordinate REMIC pass thru certificates, Class 3B3, 3.8436% 2/25/42 (g)(h)		$ 115,533	$ 51,781
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42 (k)		263,242	81,222
Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B3, 3.9282% 6/25/43 (g)(h)		165,088	67,639
Series 2003-W4 subordinate REMIC pass thru certificates, Class 2B3, 4.056% 10/25/42 (g)(h)		71,914	28,725
TOTAL U.S. GOVERNMENT AGENCY			334,853
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $38,469,802)			35,633,561
Commercial Mortgage Securities - 18.2%

ACGS Series 2004-1 Class P, 7.4651% 8/1/19 (k)		7,125,867	6,837,493
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (g)		2,000,000	2,211,177
Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		1,565,000	1,631,693
Class B2, 7.525% 4/14/29		560,000	583,837
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2002-2 Class F, 5.487% 7/11/43		4,185,000	4,284,177
Series 2005-1 Class CJ, 5.1902% 11/10/42 (h)		3,580,000	3,804,755
Series 2005-6 Class AJ, 5.1958% 9/10/47 (h)		5,000,000	5,162,296
Banc of America Large Loan Trust floater Series 2010-HLTN Class HLTN, 1.969% 11/15/15 (g)(h)		35,719,671	33,733,645
Banc of America Large Loan, Inc. floater Series 2005-MIB1:
Class J, 1.2688% 3/15/22 (g)(h)		2,000,000	1,765,000
Class K, 2.2188% 3/15/22 (g)(h)		4,190,000	3,058,700
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.4546% 3/11/39 (h)		5,700,000	5,838,089
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2006-BBA7:
Class D, 0.4788% 3/15/19 (g)(h)		2,480,000	2,249,841
Class E, 0.5388% 3/15/19 (g)(h)		1,995,000	1,779,978
Class F, 0.5588% 3/15/19 (g)(h)		1,650,000	1,461,730
Class G, 0.6588% 3/15/19 (g)(h)		2,760,000	2,362,635
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Bear Stearns Commercial Mortgage Securities Trust: - continued
Series 2006-T22 Class B, 5.5196% 4/12/38 (g)(h)		$ 2,520,000	$ 2,462,207
Citigroup Commercial Mortgage Trust floater Series 2007-FL3A Classs MLA2, 1.2688% 4/15/22 (g)(h)		637,226	567,736
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD2 Class VPM2, 5.6179% 1/15/46 (g)(h)		3,500,000	3,400,219
COMM pass-thru certificates:
sequential payer Series 2004-RS1 Class A, 5.648% 3/3/41 (g)		9,962,922	10,087,459
Series 2001-J1A Class F, 6.958% 2/16/34 (g)		2,600,000	2,620,263
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-TF2A Class AX, 0.0103% 11/15/19 (g)(h)(i)		4,411,854	44
Credit Suisse/Morgan Stanley Commercial Mortgage Trust:
floater Series 2006-HC1A:
Class A2, 0.4788% 5/15/23 (g)(h)		5,800,000	5,757,836
Class D, 0.6888% 5/15/23 (g)(h)		1,250,000	1,231,914
Class F, 0.8188% 5/15/23 (g)(h)		1,825,000	1,788,776
Series 2006-HC1A Class A1, 0.4088% 5/15/23 (g)(h)		3,529,096	3,482,534
CRESI Finance Ltd. Partnership floater Series 2006-A Class E, 1.8626% 3/25/17 (g)(h)		2,512,000	2,030,010
CRESIX Finance Ltd. Series 2006-AA:
Class F, 4.4126% 3/25/17 (g)(h)		3,860,000	3,026,481
Class G, 7.2126% 3/25/17 (g)(h)		3,272,000	2,024,550
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (g)		1,000,000	670,000
DBUBS Mortgage Trust Series 2011-LC1A Class E, 5.7285% 11/10/46 (g)(h)		2,980,000	2,941,553
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		1,200,000	999,891
DLJ Commercial Mortgage Corp.:
Series 1998-CG1 Class B4, 7.2272% 6/10/31 (g)(h)		2,500,000	2,665,597
Series 2000-CKP1 Class B3, 7.9808% 11/10/33 (h)		2,970,000	2,966,416
Extended Stay America Trust Series 2010-ESHA, Class C4, 4.8603% 11/5/27 (g)		5,000,000	5,192,208
First Union National Bank Commercial Mortgage Trust Series 2001-C4:
Class H, 7.036% 12/12/33 (g)		2,000,000	2,023,211
Class K, 6% 12/12/33 (g)		2,000,000	1,994,150
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Freddie Mac Multi-class participation certificates guaranteed:
Series K011 Class X3, 2.661% 12/25/48 (h)(i)		$ 12,206,096	$ 1,953,558
Series K012 Class X3, 2.2875% 1/25/41 (h)(i)		21,072,891	3,022,274
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.1637% 9/25/45 (g)(h)		4,000,000	4,011,304
Series 2011-K11 Class B, 4.569% 12/25/48 (g)(h)		2,000,000	1,864,580
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (g)		11,222,467	11,228,078
GE Capital Commercial Mortgage Corp.:
Series 2001-3 Class C, 6.51% 6/10/38		820,000	834,408
Series 2002-1A Class H, 7.1417% 12/10/35 (g)(h)		991,000	1,002,503
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (g)		1,000,000	1,050,000
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class F, 6.75% 4/15/29 (h)		1,777,786	1,850,438
Class G, 6.75% 4/15/29 (h)		1,250,000	1,353,649
Series 1999-C3:
Class G, 6.974% 8/15/36 (g)		1,104,467	1,109,304
Class J, 6.974% 8/15/36 (g)		1,500,000	1,504,953
Series 2000-C1 Class K, 7% 3/15/33		1,100,000	627,000
Series 2002-C3 Class D, 5.27% 7/10/39		3,000,000	3,087,583
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2003-C1 Class D, 4.29% 7/5/35 (g)		2,000,000	2,056,085
Series 2002-C1 Class H, 5.903% 1/11/35 (g)		880,000	882,600
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 6.4193% 3/1/20 (g)(h)		1,400,000	1,390,808
GS Mortgage Securities Corp. Trust Series 2011-ALF Class E, 4.953% 2/10/21 (g)		2,000,000	2,007,400
JP Morgan Chase Commercial Mortgage Securities Corp.:
Series 2009-IWST Class D, 7.4457% 12/5/27 (g)(h)		5,000,000	5,689,349
Series 2010-CNTM Class MZ, 8.5% 8/4/20 (e)(g)		4,000,000	3,919,672
Series 2010-CNTR:
Class D, 6.1843% 8/5/32 (g)(h)		4,500,000	4,624,458
Class XB, 0.9305% 8/5/32 (g)(i)		32,655,000	1,774,590
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (g)(h)		2,895,000	14,475
Class X, 1.3273% 10/15/32 (g)(h)(i)		7,177,292	6,624
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2005-FL1A Class A2, 0.3988% 2/15/19 (g)(h)		$ 2,084,240	$ 2,042,560
JPMorgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		1,994,053	2,070,177
Series 1999-C8:
Class G, 6% 7/15/31 (g)		1,385,000	1,375,029
Class H, 6% 7/15/31 (g)		2,638,000	18,466
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (g)		2,920,000	3,082,352
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2004-C2 Class E, 4.487% 3/15/36		2,060,000	2,022,175
Series 2005-C7 Class AJ, 5.323% 11/15/40		6,000,000	6,160,217
Series 2006-C7 Class AM, 5.378% 11/15/38		2,040,000	2,127,843
Series 2005-C2 Class AJ, 5.205% 4/15/30 (h)		8,910,000	9,318,581
Series 2006-C4:
Class AJ, 5.8961% 6/15/38 (h)		6,005,000	6,040,733
Class AM, 5.8961% 6/15/38 (h)		6,700,000	7,130,802
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/37	CAD	710,000	472,969
Class G, 4.384% 7/12/37	CAD	355,000	228,554
Class H, 4.384% 7/12/37	CAD	236,000	146,882
Class J, 4.384% 7/12/37	CAD	355,000	213,644
Class K, 4.384% 7/12/37	CAD	355,000	206,636
Class L, 4.384% 7/12/37	CAD	236,000	132,896
Class M, 4.384% 7/12/37	CAD	995,000	437,013
Merrill Lynch Mortgage Investors Trust Series 1999-C1 Class G, 6.71% 11/15/31 (g)		3,334,117	879,373
Merrill Lynch Mortgage Trust Series 2006-C1 Class AM, 5.6691% 5/12/39 (h)		1,200,000	1,273,803
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 1/15/37 (g)		750,000	0
Class E, 7.983% 1/15/37 (g)		1,453,000	0
Class IO, 7.6669% 1/15/37 (h)(i)		5,408,885	299,652
Morgan Stanley Capital I Trust:
sequential payer:
Series 2004-RR2 Class A2, 5.45% 10/28/33 (g)		1,845,420	1,826,965
Series 2006-HQ10 Class AM, 5.36% 11/12/41		8,200,000	8,638,308
Series 1997-RR Class F, 7.4059% 4/30/39 (g)(h)		2,225,604	2,136,580
Series 1998-CF1 Class G, 7.35% 7/15/32 (g)		2,830,092	1,775,883
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		7,500,000	7,584,825
Commercial Mortgage Securities - continued
		Principal Amount (e)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (g)		$ 3,249,327	$ 3,485,878
RBSCF Trust Series 2010-MB1 Class D, 4.6686% 4/15/24 (g)(h)		5,820,000	5,857,285
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E3, 6.5% 2/18/34 (g)(h)		3,000,000	3,077,589
Class E5, 6.5% 2/18/34 (g)(h)		3,000,000	3,093,202
Structured Asset Securities Corp.:
Series 1996-CFL Class I, 7.75% 2/25/28 (g)		2,652,818	2,757,604
Series 1997-LLI Class F, 7.3% 10/12/34 (g)		2,170,000	2,210,370
TIAA Seasoned Commercial Mortgage Trust sequential payer Series 2007-C4 Class AJ, 5.983% 8/15/39 (h)		2,080,000	2,206,133
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (g)		10,630,000	11,214,650
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 0.7938% 7/15/24 (g)(h)		1,200,000	422,297
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/20 (g)		2,540,000	2,630,521
Wachovia Bank Commercial Mortgage Trust:
floater Series 2007-WHL8 Class MH1, 1.0188% 6/15/20 (g)(h)		1,437,020	1,291,410
Series 2004-C10 Class E, 4.931% 2/15/41		2,000,000	1,999,298
Series 2004-C11:
Class D, 5.3534% 1/15/41 (h)		5,177,000	4,902,105
Class E, 5.4034% 1/15/41 (h)		3,785,000	3,296,576
Series 2004-C12 Class D, 5.3075% 7/15/41 (h)		2,750,000	2,603,800
Series 2004-C14 Class B, 5.17% 8/15/41		3,180,000	3,300,478
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $298,155,356)			313,555,908
Floating Rate Loans - 3.9%

CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.5%
Extended Stay America, Inc. term loan 9.75% 11/1/15		9,000,000	9,000,000
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 2.31% 10/27/13 (h)		1,985,546	1,980,582
TOTAL CONSUMER DISCRETIONARY			10,980,582
Floating Rate Loans - continued
		Principal Amount (e)	Value
FINANCIALS - 1.9%
Diversified Financial Services - 0.6%
Capital Automotive LP term loan 5% 3/11/17 (h)		$ 6,471,934	$ 6,439,574
Pilot Travel Centers LLC Tranche B, term loan 4.25% 3/30/18 (h)		4,000,000	4,030,000
			10,469,574
Real Estate Investment Trusts - 0.1%
iStar Financial, Inc. Tranche A 1LN, term loan 5% 6/28/13 (h)		1,906,122	1,891,826
Real Estate Management & Development - 1.2%
CB Richard Ellis Group, Inc. Tranche B, term loan 3.4814% 11/9/16 (h)		1,713,900	1,716,042
CB Richard Ellis Services, Inc. Tranche D, term loan 1.75% 9/4/19 (h)(j)		3,000,000	2,988,750
Equity Inns Reality LLC:
Tranche A, term loan 9% 11/2/12 (h)		2,000,000	1,797,500
Tranche B 2LN, term loan 6.05% 11/2/12 (h)		5,000,000	4,593,750
Realogy Corp.:
Credit-Linked Deposit 3.2435% 10/10/13 (h)		621,862	596,988
Credit-Linked Deposit 4.4935% 10/10/16 (h)		211,372	198,690
term loan 4.5615% 10/10/16 (h)		1,249,372	1,174,410
Tranche 2LN, term loan 13.5% 10/15/17		2,500,000	2,681,250
Tranche B, term loan 3.3115% 10/10/13 (h)		5,247,484	5,037,584
			20,784,964
TOTAL FINANCIALS			33,146,364
HEALTH CARE - 0.5%
Health Care Providers & Services - 0.5%
Community Health Systems, Inc.:
Tranche B, term loan 2.5605% 7/25/14 (h)		2,849,692	2,785,574
Tranche DD, term loan 2.5605% 7/25/14 (h)		146,401	143,107
Skilled Healthcare Group, Inc. term loan 5.25% 4/9/16 (h)		3,748,403	3,748,403
Universal Health Services, Inc. term loan 4% 11/15/16 (h)		1,913,547	1,923,114
			8,600,198
INDUSTRIALS - 0.7%
Construction & Engineering - 0.7%
Drumm Investors LLC Tranche B, term loan 5% 4/26/18 (h)		12,000,000	11,790,000
Floating Rate Loans - continued
		Principal Amount (e)	Value
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
TowerCo Finance LLC Tranche B, term loan 5.25% 2/2/17 (h)		$ 3,000,000	$ 3,018,750
TOTAL FLOATING RATE LOANS (Cost $66,968,419)			67,535,894
Preferred Securities - 0.0%

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (g)	500,000	15,000
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (g)	1,220,000	366,000
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (g)	810,000	8
Ipswich Street CDO Series 2006-1, 6/27/46 (d)(g)	1,350,000	0
		381,008
TOTAL PREFERRED SECURITIES (Cost $3,376,835)		381,008
Money Market Funds - 10.7%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	166,275,985	166,275,985
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	19,084,884	19,084,884
TOTAL MONEY MARKET FUNDS (Cost $185,360,869)		185,360,869
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,650,466,337)		1,773,117,022
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(45,595,433)
NET ASSETS - 100%		$ 1,727,521,589
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Principal amount is stated in United States dollars unless otherwise noted.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $425,789,577 or 24.6% of net assets.

(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,000,000 and $2,988,750, respectively. The coupon rate will be determined at time of settlement.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,103,313 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4651% 8/1/19	2/17/11	$ 6,900,435
Fannie Mae REMIC Trust: Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$ 161,471
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 5.75% 12/25/42	3/25/03	$ 198,377
GSR Mortgage Loan Trust Series 2005-HE3 Class B3, 2.7126% 6/25/35	6/3/05	$ 1,110,697
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 166,703
Fidelity Securities Lending Cash Central Fund	22,359
Total	$ 189,062
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 23,926,083	$ 20,230,083	$ -	$ 3,696,000
Financials	576,432,475	552,236,796	19,672,747	4,522,932
Health Care	27,638,377	27,638,377	-	-
Corporate Bonds	450,987,770	-	449,787,770	1,200,000
Asset-Backed Securities	91,665,077	-	75,518,664	16,146,413
Collateralized Mortgage Obligations	35,633,561	-	34,801,701	831,860
Commercial Mortgage Securities	313,555,908	-	274,460,216	39,095,692
Floating Rate Loans	67,535,894	-	58,535,894	9,000,000
Preferred Securities	381,008	-	-	381,008
Money Market Funds	185,360,869	185,360,869	-	-
Total Investments in Securities:	$ 1,773,117,022	$ 785,466,125	$ 912,776,992	$ 74,873,905
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$ 3,696,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 3,696,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -
Equities - Financials
Beginning Balance	$ 3,922,244
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	600,688
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 4,522,932
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 600,688
Corporate Bonds
Beginning Balance	$ 1,370,000
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(170,000)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,200,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ (170,000)
Asset-Backed Securities
Beginning Balance	$ 16,886,956
Total Realized Gain (Loss)	371,369
Total Unrealized Gain (Loss)	2,323,329
Cost of Purchases	1,620,764
Proceeds of Sales	(4,400,655)
Amortization/Accretion	(350,829)
Transfers in to Level 3	5,213,750
Transfers out of Level 3	(5,518,271)
Ending Balance	$ 16,146,413
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 1,346,132
Collateralized Mortgage Obligations
Beginning Balance	$ 994,555
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	142,528
Cost of Purchases	-
Proceeds of Sales	(247,242)
Amortization/Accretion	(73,320)
Transfers in to Level 3	15,339
Transfers out of Level 3	-
Ending Balance	$ 831,860
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 142,528
Commercial Mortgage Securities
Beginning Balance	$ 12,252,746
Total Realized Gain (Loss)	96,597
Total Unrealized Gain (Loss)	2,356,718
Cost of Purchases	27,384,650
Proceeds of Sales	(1,468,770)
Amortization/Accretion	(12,383)
Transfers in to Level 3	5,540,709
Transfers out of Level 3	(7,054,575)
Ending Balance	$ 39,095,692
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 2,356,718
Floating Rate Loans
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	65,903
Cost of Purchases	8,928,750
Proceeds of Sales	-
Amortization/Accretion	5,347
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 9,000,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 65,903
Preferred Securities
Beginning Balance	$ 365,608
Total Realized Gain (Loss)	(2,306,146)
Total Unrealized Gain (Loss)	2,420,076
Cost of Purchases	-
Proceeds of Sales	(99,000)
Amortization/Accretion	470
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 381,008
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ 13,537

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,651,658,980. Net unrealized appreciation aggregated $121,458,042, of which $176,130,751 related to appreciated investment securities and $54,672,709 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, preferred securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Series Small Cap
Opportunities Fund
Series Small Cap Opportunities
Class F

April 30, 2011

1.847958.104

SMO-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Auto Components - 0.9%
Tenneco, Inc. (a)	394,286	$ 18,219,956
Hotels, Restaurants & Leisure - 1.7%
Cracker Barrel Old Country Store, Inc.	124,141	6,359,743
Vail Resorts, Inc. (a)	205,759	10,080,133
WMS Industries, Inc. (a)	170,200	5,582,560
Wyndham Worldwide Corp.	344,700	11,930,067
		33,952,503
Household Durables - 2.8%
iRobot Corp. (a)	332,383	11,773,006
La-Z-Boy, Inc. (a)	605,290	7,118,210
Meritage Homes Corp. (a)	466,600	11,156,406
Mohawk Industries, Inc. (a)	129,800	7,793,192
Tempur-Pedic International, Inc. (a)	322,906	20,272,039
		58,112,853
Media - 0.8%
Lamar Advertising Co. Class A (a)	276,900	9,004,788
MDC Partners, Inc. Class A (sub. vtg.)	472,600	7,859,342
		16,864,130
Multiline Retail - 1.1%
Dollarama, Inc. (a)	260,666	8,169,059
Retail Ventures, Inc. (a)	717,984	14,740,212
		22,909,271
Specialty Retail - 4.1%
Ascena Retail Group, Inc. (a)	389,180	12,177,442
Cabela's, Inc. Class A (a)	574,538	14,673,701
Fourlis Holdings SA	567,600	4,666,047
GameStop Corp. Class A (a)	325,500	8,358,840
Shoe Carnival, Inc. (a)	511,914	14,983,723
Signet Jewelers Ltd. (a)	325,900	14,258,125
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	263,408	14,010,672
		83,128,550
Textiles, Apparel & Luxury Goods - 2.2%
Deckers Outdoor Corp. (a)	102,133	8,667,006
G-III Apparel Group Ltd. (a)	532,700	23,896,922
Phillips-Van Heusen Corp.	185,000	13,025,850
		45,589,778
TOTAL CONSUMER DISCRETIONARY		278,777,041
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 2.8%
Beverages - 0.4%
Hansen Natural Corp. (a)	110,500	$ 7,309,575
Food & Staples Retailing - 0.7%
BJ's Wholesale Club, Inc. (a)	137,800	7,071,896
United Natural Foods, Inc. (a)	151,455	6,465,614
		13,537,510
Food Products - 1.0%
Chiquita Brands International, Inc. (a)	350,730	5,583,622
Diamond Foods, Inc. (d)	59,000	3,870,400
Green Mountain Coffee Roasters, Inc. (a)	180,400	12,079,584
		21,533,606
Personal Products - 0.7%
Elizabeth Arden, Inc. (a)	369,145	11,096,499
Nutraceutical International Corp. (a)	185,888	2,948,184
		14,044,683
TOTAL CONSUMER STAPLES		56,425,374
ENERGY - 6.3%
Energy Equipment & Services - 1.6%
Newpark Resources, Inc. (a)	999,128	9,022,126
Superior Energy Services, Inc. (a)	312,900	12,021,618
Willbros Group, Inc. (a)	1,114,900	11,985,175
		33,028,919
Oil, Gas & Consumable Fuels - 4.7%
Atlas Pipeline Partners, LP	377,129	13,938,688
Berry Petroleum Co. Class A	293,800	15,609,594
Cloud Peak Energy, Inc. (a)	556,100	11,578,002
Petroleum Development Corp. (a)	402,429	16,024,723
SM Energy Co.	211,007	16,006,991
Targa Resources Corp.	246,900	8,646,438
Whiting Petroleum Corp. (a)	200,370	13,925,715
		95,730,151
TOTAL ENERGY		128,759,070
FINANCIALS - 18.4%
Capital Markets - 2.8%
Affiliated Managers Group, Inc. (a)	166,700	18,183,636
Artio Global Investors, Inc. Class A	140,231	2,303,995
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Duff & Phelps Corp. Class A	548,941	$ 8,448,202
optionsXpress Holdings, Inc.	188,804	3,481,546
Waddell & Reed Financial, Inc. Class A	582,900	23,904,721
		56,322,100
Commercial Banks - 5.0%
Associated Banc-Corp.	957,228	13,975,529
CapitalSource, Inc.	2,926,000	19,545,680
Cathay General Bancorp	607,724	10,361,694
City National Corp.	282,300	16,122,153
National Penn Bancshares, Inc.	2,695,900	22,133,339
PacWest Bancorp	584,100	13,428,459
TCF Financial Corp.	214,080	3,337,507
Western Liberty Bancorp (a)(e)	1,000,000	3,730,000
		102,634,361
Insurance - 3.0%
Alterra Capital Holdings Ltd.	645,011	14,177,342
Amerisafe, Inc. (a)	818,100	18,268,173
Endurance Specialty Holdings Ltd.	319,300	14,157,762
Platinum Underwriters Holdings Ltd.	402,299	15,210,925
		61,814,202
Real Estate Investment Trusts - 4.5%
American Assets Trust, Inc.	596,500	13,170,720
Franklin Street Properties Corp.	1,474,900	20,855,086
Highwoods Properties, Inc. (SBI)	430,000	15,867,000
Home Properties, Inc.	227,900	14,448,860
National Retail Properties, Inc. (d)	466,200	12,279,708
Ramco-Gershenson Properties Trust (SBI)	1,207,000	15,558,230
		92,179,604
Real Estate Management & Development - 1.5%
Forestar Group, Inc. (a)	1,130,700	22,240,869
Jones Lang LaSalle, Inc.	69,100	7,074,458
		29,315,327
Thrifts & Mortgage Finance - 1.6%
Astoria Financial Corp.	909,800	13,164,806
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Federal, Inc.	948,500	$ 15,261,365
WSFS Financial Corp.	108,768	4,891,297
		33,317,468
TOTAL FINANCIALS		375,583,062
HEALTH CARE - 11.9%
Biotechnology - 2.9%
Achillion Pharmaceuticals, Inc. (a)	334,600	1,867,068
Amarin Corp. PLC ADR (a)	228,100	3,649,600
Ardea Biosciences, Inc. (a)	194,301	5,508,433
ARIAD Pharmaceuticals, Inc. (a)	737,782	6,308,036
ArQule, Inc. (a)	492,442	3,476,641
BioMarin Pharmaceutical, Inc. (a)	132,994	3,576,209
Chelsea Therapeutics International Ltd. (a)(d)	648,137	3,052,725
Dynavax Technologies Corp. (a)	1,663,159	4,623,582
Pharmasset, Inc. (a)	70,326	7,135,979
QLT, Inc. (a)	148,000	1,206,201
SIGA Technologies, Inc. (a)(d)	352,724	4,842,901
Targacept, Inc. (a)	154,378	3,732,860
Telik, Inc. (a)	1,104,057	993,651
Theravance, Inc. (a)	194,319	5,392,352
ZIOPHARM Oncology, Inc. (a)	611,219	4,620,816
		59,987,054
Health Care Equipment & Supplies - 1.2%
Analogic Corp.	123,787	7,138,796
Masimo Corp.	178,409	6,206,849
Sirona Dental Systems, Inc. (a)	184,200	10,512,294
		23,857,939
Health Care Providers & Services - 6.3%
Accretive Health, Inc. (d)	367,825	10,387,378
Air Methods Corp. (a)	99,877	6,753,683
Catalyst Health Solutions, Inc. (a)	170,499	10,154,920
Centene Corp. (a)	235,547	8,533,868
Corvel Corp. (a)	112,900	5,848,220
Epocrates, Inc. (a)(d)	308,085	7,209,189
Health Management Associates, Inc. Class A (a)	641,862	7,240,203
Healthspring, Inc. (a)	229,600	9,526,104
HMS Holdings Corp. (a)	85,986	6,767,958
Humana, Inc.	124,972	9,512,869
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
MWI Veterinary Supply, Inc. (a)	68,618	$ 5,706,959
Omnicare, Inc.	181,993	5,718,220
PSS World Medical, Inc. (a)	488,169	14,039,740
The Ensign Group, Inc.	196,112	5,424,458
Universal Health Services, Inc. Class B	152,500	8,353,950
Wellcare Health Plans, Inc. (a)	153,975	6,745,645
		127,923,364
Life Sciences Tools & Services - 0.6%
eResearchTechnology, Inc. (a)	787,939	5,011,292
Illumina, Inc. (a)	94,750	6,725,355
Sequenom, Inc. (a)	18,319	129,149
		11,865,796
Pharmaceuticals - 0.9%
Cardiome Pharma Corp. (a)	424,143	2,308,780
Columbia Laboratories, Inc. (a)	730,232	2,548,510
Endocyte, Inc. (d)	185,600	2,255,040
Questcor Pharmaceuticals, Inc. (a)	388,155	7,957,178
XenoPort, Inc. (a)	486,000	3,975,480
		19,044,988
TOTAL HEALTH CARE		242,679,141
INDUSTRIALS - 15.4%
Aerospace & Defense - 0.9%
Teledyne Technologies, Inc. (a)	350,849	17,714,366
Air Freight & Logistics - 0.6%
UTI Worldwide, Inc.	539,800	12,096,918
Building Products - 1.9%
A.O. Smith Corp.	353,761	15,554,871
AAON, Inc.	334,700	10,994,895
Armstrong World Industries, Inc.	262,174	11,732,287
		38,282,053
Commercial Services & Supplies - 1.7%
Swisher Hygiene, Inc. (a)(g)	961,491	7,589,048
Swisher Hygiene, Inc. (Canada) (a)	7,500	66,114
Sykes Enterprises, Inc. (a)	617,098	12,360,473
United Stationers, Inc.	199,400	14,368,764
		34,384,399
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - 1.1%
Foster Wheeler AG (a)	358,628	$ 12,756,398
Shaw Group, Inc. (a)	230,513	8,966,956
		21,723,354
Electrical Equipment - 2.3%
General Cable Corp. (a)	409,185	19,845,473
GrafTech International Ltd. (a)	661,603	15,349,190
Regal-Beloit Corp.	161,500	12,240,085
		47,434,748
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	231,200	11,453,648
Machinery - 3.5%
Accuride Corp. (a)	874,685	12,114,387
Actuant Corp. Class A	485,131	13,467,237
Altra Holdings, Inc. (a)	430,323	10,925,901
CLARCOR, Inc.	297,886	13,461,468
John Bean Technologies Corp.	507,000	10,246,470
Wabtec Corp.	164,754	11,760,141
		71,975,604
Professional Services - 0.4%
Advisory Board Co. (a)	189,962	8,875,025
Road & Rail - 0.5%
Kansas City Southern (a)	184,800	10,738,728
Trading Companies & Distributors - 1.9%
Interline Brands, Inc. (a)	570,893	12,057,260
Watsco, Inc.	260,877	18,493,571
WESCO International, Inc. (a)	148,892	9,223,859
		39,774,690
TOTAL INDUSTRIALS		314,453,533
INFORMATION TECHNOLOGY - 19.1%
Communications Equipment - 3.0%
Aruba Networks, Inc. (a)	143,710	5,163,500
Comtech Telecommunications Corp.	336,653	9,527,280
DG FastChannel, Inc. (a)	336,615	12,316,743
Ixia (a)	902,308	14,743,713
NETGEAR, Inc. (a)	304,637	12,718,595
Oclaro, Inc. (a)(d)	670,185	7,516,125
		61,985,956
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 3.7%
Lexmark International, Inc. Class A (a)	230,500	$ 7,433,625
NCR Corp. (a)	513,400	10,170,454
OCZ Technology Group, Inc. (a)(d)	433,929	3,562,557
Quantum Corp. (a)	5,636,046	17,922,626
STEC, Inc. (a)(d)	345,646	7,230,914
Super Micro Computer, Inc. (a)	755,180	12,883,371
Synaptics, Inc. (a)(d)	583,877	16,593,784
		75,797,331
Electronic Equipment & Components - 1.0%
Fabrinet (a)	494,546	11,399,285
Plexus Corp. (a)	247,022	9,013,833
		20,413,118
Internet Software & Services - 3.5%
Constant Contact, Inc. (a)	252,972	7,009,854
LoopNet, Inc. (a)	457,262	8,495,928
Rackspace Hosting, Inc. (a)	227,999	10,531,274
SAVVIS, Inc. (a)	400,049	15,745,929
VeriSign, Inc.	492,409	18,199,437
Web.com, Inc. (a)	731,387	11,541,287
		71,523,709
IT Services - 1.2%
Alliance Data Systems Corp. (a)(d)	101,452	9,637,940
hiSoft Technology International Ltd. ADR (a)	300,724	5,611,510
Syntel, Inc.	161,100	8,808,948
		24,058,398
Semiconductors & Semiconductor Equipment - 2.0%
Marvell Technology Group Ltd. (a)	409,500	6,318,585
Micron Technology, Inc. (a)	767,788	8,668,327
Power Integrations, Inc.	147,583	5,953,498
Semtech Corp. (a)	328,484	9,220,546
TriQuint Semiconductor, Inc. (a)	748,206	10,302,797
		40,463,753
Software - 4.7%
AutoNavi Holdings Ltd. ADR	356,500	6,420,565
Blackboard, Inc. (a)(d)	189,262	9,105,395
BroadSoft, Inc. (a)	128,900	5,858,505
JDA Software Group, Inc. (a)	294,710	9,657,647
Kenexa Corp. (a)	309,745	9,112,698
Micro Focus International PLC	1,744,207	10,823,739
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Nuance Communications, Inc. (a)	415,700	$ 8,604,990
Parametric Technology Corp. (a)	631,530	15,327,233
S1 Corp. (a)	287,222	1,973,215
SolarWinds, Inc. (a)	374,700	9,078,981
Synchronoss Technologies, Inc. (a)	340,144	10,973,045
		96,936,013
TOTAL INFORMATION TECHNOLOGY		391,178,278
MATERIALS - 5.6%
Chemicals - 2.6%
Cabot Corp.	326,700	14,652,495
Rockwood Holdings, Inc. (a)	397,600	22,559,824
Solutia, Inc. (a)	635,510	16,745,689
		53,958,008
Construction Materials - 0.3%
Texas Industries, Inc. (d)	155,900	6,574,303
Metals & Mining - 2.7%
Carpenter Technology Corp.	331,400	16,987,564
Coeur d'Alene Mines Corp. (a)	407,500	12,921,825
Compass Minerals International, Inc.	153,500	14,983,135
HudBay Minerals, Inc.	584,500	9,328,771
		54,221,295
TOTAL MATERIALS		114,753,606
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.5%
AboveNet, Inc.	93,814	6,262,085
Global Crossing Ltd. (a)	70,592	1,650,441
PAETEC Holding Corp. (a)	974,927	3,509,737
		11,422,263
Wireless Telecommunication Services - 0.3%
Clearwire Corp. Class A (a)	625,500	3,039,930
NII Holdings, Inc. (a)	71,257	2,962,866
		6,002,796
TOTAL TELECOMMUNICATION SERVICES		17,425,059
Common Stocks - continued
	Shares	Value
UTILITIES - 2.9%
Electric Utilities - 1.6%
Cleco Corp.	275,800	$ 9,680,580
Great Plains Energy, Inc.	353,700	7,279,146
IDACORP, Inc.	209,093	8,198,537
Westar Energy, Inc.	264,000	7,183,440
		32,341,703
Gas Utilities - 0.9%
Northwest Natural Gas Co.	142,170	6,573,941
Southwest Gas Corp.	276,800	11,008,336
		17,582,277
Multi-Utilities - 0.4%
NorthWestern Energy Corp.	266,100	8,661,555
TOTAL UTILITIES		58,585,535
TOTAL COMMON STOCKS (Cost $1,433,034,620)		1,978,619,699
Convertible Preferred Stocks - 0.1%

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Merrimack Pharmaceuticals, Inc. (a)(g) (Cost $2,665,600)	380,800	2,665,600
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.14% 6/2/11 to 6/30/11 (f) (Cost $999,905)	$ 1,000,000	999,977
Money Market Funds - 4.8%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	53,999,471	$ 53,999,471
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	43,629,725	43,629,725
TOTAL MONEY MARKET FUNDS (Cost $97,629,196)		97,629,196
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $1,534,329,321)		2,079,914,472
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(35,665,162)
NET ASSETS - 100%		$ 2,044,249,310
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
319 NYFE Russell Mini Index Contracts	June 2011	$ 27,558,410	$ 1,781,551

The face value of futures purchased as a percentage of net assets is 1.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $999,977.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,254,648 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 2,665,600
Swisher Hygiene, Inc.	4/15/11	$ 7,403,481
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,137
Fidelity Securities Lending Cash Central Fund	364,046
Total	$ 422,183
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Western Liberty Bancorp	$ 6,240,000	$ -	$ -	$ -	$ 3,730,000
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 278,777,041	$ 278,777,041	$ -	$ -
Consumer Staples	56,425,374	56,425,374	-	-
Energy	128,759,070	128,759,070	-	-
Financials	375,583,062	375,583,062	-	-
Health Care	245,344,741	242,679,141	-	2,665,600
Industrials	314,453,533	306,864,485	7,589,048	-
Information Technology	391,178,278	391,178,278	-	-
Materials	114,753,606	114,753,606	-	-
Telecommunication Services	17,425,059	17,425,059	-	-
Utilities	58,585,535	58,585,535	-	-
U.S. Government and Government Agency Obligations	999,977	-	999,977	-
Money Market Funds	97,629,196	97,629,196	-	-
Total Investments in Securities:	$ 2,079,914,472	$ 2,068,659,847	$ 8,589,025	$ 2,665,600
Derivative Instruments:
Assets
Futures Contracts	$ 1,781,551	$ 1,781,551	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,665,600
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,665,600
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2011	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,536,462,018. Net unrealized appreciation aggregated $543,452,454, of which $573,134,920 related to appreciated investment securities and $29,682,466 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Growth Fund

April 30, 2011

1.815773.106

SCP-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 1.6%
Modine Manufacturing Co. (a)	654,000	$ 11,647,740
Tenneco, Inc. (a)	438,000	20,239,980
		31,887,720
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	198,000	9,610,920
Hotels, Restaurants & Leisure - 0.5%
Life Time Fitness, Inc. (a)	238,000	9,310,560
Household Durables - 0.8%
Tempur-Pedic International, Inc. (a)	249,000	15,632,220
Multiline Retail - 1.5%
Dollarama, Inc. (a)	415,000	13,005,760
Marisa Lojas SA	885,000	16,762,855
		29,768,615
Specialty Retail - 6.7%
Delticom AG (d)	136,910	14,884,866
DSW, Inc. Class A (a)(d)	592,000	28,108,160
Jos. A. Bank Clothiers, Inc. (a)(d)	256,500	13,445,730
Sally Beauty Holdings, Inc. (a)	1,117,000	16,520,430
Signet Jewelers Ltd. (a)	406,400	17,780,000
SuperGroup PLC (a)	441,663	11,700,776
Tom Tailor Holding AG (a)	690,000	13,541,871
Tractor Supply Co.	240,000	14,848,800
		130,830,633
Textiles, Apparel & Luxury Goods - 6.7%
Fossil, Inc. (a)	142,000	13,600,760
G-III Apparel Group Ltd. (a)	370,300	16,611,658
Maidenform Brands, Inc. (a)	565,000	17,887,900
Phillips-Van Heusen Corp.	256,559	18,064,319
Steven Madden Ltd. (a)	435,000	23,120,250
Ted Baker PLC	1,358,485	16,451,797
Warnaco Group, Inc. (a)	410,000	26,387,600
		132,124,284
TOTAL CONSUMER DISCRETIONARY		359,164,952
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.4%
United Natural Foods, Inc. (a)	175,000	7,470,750
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.3%
Calavo Growers, Inc. (d)(e)	739,046	$ 15,519,966
Darling International, Inc. (a)	640,000	10,348,800
		25,868,766
Personal Products - 1.0%
Inter Parfums, Inc.	1,007,000	19,163,210
TOTAL CONSUMER STAPLES		52,502,726
ENERGY - 4.8%
Energy Equipment & Services - 2.9%
ION Geophysical Corp. (a)	1,546,400	19,546,496
Newpark Resources, Inc. (a)	1,528,900	13,805,967
Rowan Companies, Inc. (a)	556,000	23,185,200
		56,537,663
Oil, Gas & Consumable Fuels - 1.9%
Petroleum Development Corp. (a)(d)	547,200	21,789,504
Targa Resources Corp. (d)	432,500	15,146,150
		36,935,654
TOTAL ENERGY		93,473,317
FINANCIALS - 1.9%
Commercial Banks - 1.3%
Banco Pine SA	1,432,000	12,369,465
CapitalSource, Inc.	1,995,000	13,326,600
		25,696,065
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc. (d)	612,000	11,364,840
TOTAL FINANCIALS		37,060,905
HEALTH CARE - 18.5%
Biotechnology - 2.4%
Ardea Biosciences, Inc. (a)	249,263	7,066,606
BioMarin Pharmaceutical, Inc. (a)	295,000	7,932,550
Incyte Corp. (a)(d)	355,000	6,560,400
PDL BioPharma, Inc.	1,560,000	10,015,200
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)(d)	299,000	$ 8,297,250
ZIOPHARM Oncology, Inc. (a)(d)	952,000	7,197,120
		47,069,126
Health Care Equipment & Supplies - 2.9%
Cooper Companies, Inc.	256,000	19,174,400
Integra LifeSciences Holdings Corp. (a)	417,400	21,834,194
Wright Medical Group, Inc. (a)	1,020,000	16,860,600
		57,869,194
Health Care Providers & Services - 7.7%
Accretive Health, Inc. (d)	355,000	10,025,200
Air Methods Corp. (a)	300,000	20,286,000
Catalyst Health Solutions, Inc. (a)	345,000	20,548,200
Corvel Corp. (a)	290,000	15,022,000
Hanger Orthopedic Group, Inc. (a)	756,900	20,564,973
IPC The Hospitalist Co., Inc. (a)	310,000	16,076,600
MWI Veterinary Supply, Inc. (a)	180,000	14,970,600
PSS World Medical, Inc. (a)(d)	610,000	17,543,600
Synergy Health PLC	1,145,411	16,186,472
		151,223,645
Life Sciences Tools & Services - 3.1%
Bruker BioSciences Corp. (a)	505,000	9,968,700
PAREXEL International Corp. (a)	600,000	16,656,000
PerkinElmer, Inc.	715,000	20,213,050
QIAGEN NV (a)(d)	636,000	13,591,320
		60,429,070
Pharmaceuticals - 2.4%
Cadence Pharmaceuticals, Inc. (a)(d)	812,693	6,891,637
Cardiome Pharma Corp. (a)	1,025,000	5,579,484
Hikma Pharmaceuticals PLC	1,050,000	13,777,042
Jazz Pharmaceuticals, Inc. (a)	216,000	6,892,560
Questcor Pharmaceuticals, Inc. (a)	635,000	13,017,500
		46,158,223
TOTAL HEALTH CARE		362,749,258
INDUSTRIALS - 18.2%
Aerospace & Defense - 3.1%
Esterline Technologies Corp. (a)	345,200	24,785,360
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Teledyne Technologies, Inc. (a)	442,000	$ 22,316,580
Triumph Group, Inc.	169,000	14,554,280
		61,656,220
Building Products - 1.6%
A.O. Smith Corp.	260,000	11,432,200
Armstrong World Industries, Inc.	449,000	20,092,750
		31,524,950
Commercial Services & Supplies - 1.8%
The Geo Group, Inc. (a)	688,000	18,355,840
Waste Connections, Inc.	556,500	17,123,505
		35,479,345
Construction & Engineering - 2.1%
Foster Wheeler AG (a)	475,000	16,895,750
KBR, Inc.	625,980	24,018,853
		40,914,603
Electrical Equipment - 4.3%
Acuity Brands, Inc.	243,500	14,317,800
GrafTech International Ltd. (a)	895,000	20,764,000
Regal-Beloit Corp.	247,000	18,720,130
Zumtobel AG	855,596	31,049,066
		84,850,996
Machinery - 1.2%
Blount International, Inc. (a)	615,000	10,209,000
Wabtec Corp.	195,000	13,919,100
		24,128,100
Road & Rail - 0.5%
Contrans Group, Inc. Class A	968,600	9,214,037
Trading Companies & Distributors - 3.6%
Interline Brands, Inc. (a)	465,000	9,820,800
Rush Enterprises, Inc. Class A (a)	1,058,254	22,297,412
Watsco, Inc.	175,000	12,405,750
WESCO International, Inc. (a)	416,000	25,771,200
		70,295,162
TOTAL INDUSTRIALS		358,063,413
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 2.5%
DG FastChannel, Inc. (a)	527,329	$ 19,294,968
NETGEAR, Inc. (a)	308,307	12,871,817
Polycom, Inc. (a)	280,000	16,752,400
		48,919,185
Computers & Peripherals - 2.0%
Super Micro Computer, Inc. (a)	1,139,000	19,431,340
Synaptics, Inc. (a)(d)	686,000	19,496,120
		38,927,460
Electronic Equipment & Components - 3.6%
Fabrinet (a)	504,890	11,637,715
Insight Enterprises, Inc. (a)	597,400	10,251,384
Jabil Circuit, Inc.	1,098,000	21,784,320
OSI Systems, Inc. (a)	329,000	12,630,310
SYNNEX Corp. (a)	432,800	14,511,784
		70,815,513
Internet Software & Services - 5.7%
Digital River, Inc. (a)	376,000	12,235,040
j2 Global Communications, Inc. (a)	482,500	14,214,450
LivePerson, Inc. (a)(d)	1,080,000	14,428,800
Perficient, Inc. (a)(e)	1,658,502	20,714,690
Rackspace Hosting, Inc. (a)(d)	615,000	28,406,850
Sohu.com, Inc. (a)(d)	99,000	10,470,240
Travelzoo, Inc. (a)(d)	146,000	11,957,400
		112,427,470
IT Services - 2.5%
Virtusa Corp. (a)	900,000	16,794,000
WNS Holdings Ltd. sponsored ADR (a)	613,457	6,202,050
Wright Express Corp. (a)	460,000	25,911,800
		48,907,850
Semiconductors & Semiconductor Equipment - 5.8%
Ceva, Inc. (a)	366,700	11,213,686
Cymer, Inc. (a)	245,000	11,786,950
Entegris, Inc. (a)	2,170,000	18,727,100
Hittite Microwave Corp. (a)	183,821	11,836,234
International Rectifier Corp. (a)	543,000	18,766,080
Semtech Corp. (a)	400,000	11,228,000
Standard Microsystems Corp. (a)	546,823	14,846,244
TriQuint Semiconductor, Inc. (a)	1,078,000	14,844,060
		113,248,354
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 4.9%
ebix.com, Inc. (a)(d)	857,910	$ 19,603,244
Informatica Corp. (a)	274,000	15,346,740
Kenexa Corp. (a)	375,000	11,032,500
Solera Holdings, Inc.	447,000	24,585,000
TIBCO Software, Inc. (a)	849,000	25,461,510
		96,028,994
TOTAL INFORMATION TECHNOLOGY		529,274,826
MATERIALS - 5.1%
Chemicals - 2.2%
Rockwood Holdings, Inc. (a)	383,000	21,731,420
Solutia, Inc. (a)	797,000	21,000,950
		42,732,370
Metals & Mining - 2.9%
Carpenter Technology Corp.	382,000	19,581,320
MacArthur Coal Ltd.	1,630,000	20,732,622
Royal Gold, Inc.	293,000	17,867,140
		58,181,082
TOTAL MATERIALS		100,913,452
TOTAL COMMON STOCKS (Cost $1,419,901,864)		1,893,202,849
Money Market Funds - 9.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	51,275,627	$ 51,275,627
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	135,823,525	135,823,525
TOTAL MONEY MARKET FUNDS (Cost $187,099,152)		187,099,152
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,607,001,016)		2,080,302,001
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(117,489,065)
NET ASSETS - 100%		$ 1,962,812,936
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,185
Fidelity Securities Lending Cash Central Fund	918,391
Total	$ 987,576
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 12,651,852	$ 3,204,832	$ -	$ 351,475	$ 15,519,966
Online Resources Corp.	7,777,946	567,018	12,586,965	-	-
Perficient, Inc.	13,394,542	1,019,485	-	-	20,714,690
Total	$ 33,824,340	$ 4,791,335	$ 12,586,965	$ 351,475	$ 36,234,656
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,609,061,995. Net unrealized appreciation aggregated $471,240,006, of which $489,088,457 related to appreciated investment securities and $17,848,451 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Small Cap Growth Fund

Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

April 30, 2011

1.817157.106

ASCP-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 18.3%
Auto Components - 1.6%
Modine Manufacturing Co. (a)	654,000	$ 11,647,740
Tenneco, Inc. (a)	438,000	20,239,980
		31,887,720
Diversified Consumer Services - 0.5%
Steiner Leisure Ltd. (a)	198,000	9,610,920
Hotels, Restaurants & Leisure - 0.5%
Life Time Fitness, Inc. (a)	238,000	9,310,560
Household Durables - 0.8%
Tempur-Pedic International, Inc. (a)	249,000	15,632,220
Multiline Retail - 1.5%
Dollarama, Inc. (a)	415,000	13,005,760
Marisa Lojas SA	885,000	16,762,855
		29,768,615
Specialty Retail - 6.7%
Delticom AG (d)	136,910	14,884,866
DSW, Inc. Class A (a)(d)	592,000	28,108,160
Jos. A. Bank Clothiers, Inc. (a)(d)	256,500	13,445,730
Sally Beauty Holdings, Inc. (a)	1,117,000	16,520,430
Signet Jewelers Ltd. (a)	406,400	17,780,000
SuperGroup PLC (a)	441,663	11,700,776
Tom Tailor Holding AG (a)	690,000	13,541,871
Tractor Supply Co.	240,000	14,848,800
		130,830,633
Textiles, Apparel & Luxury Goods - 6.7%
Fossil, Inc. (a)	142,000	13,600,760
G-III Apparel Group Ltd. (a)	370,300	16,611,658
Maidenform Brands, Inc. (a)	565,000	17,887,900
Phillips-Van Heusen Corp.	256,559	18,064,319
Steven Madden Ltd. (a)	435,000	23,120,250
Ted Baker PLC	1,358,485	16,451,797
Warnaco Group, Inc. (a)	410,000	26,387,600
		132,124,284
TOTAL CONSUMER DISCRETIONARY		359,164,952
CONSUMER STAPLES - 2.7%
Food & Staples Retailing - 0.4%
United Natural Foods, Inc. (a)	175,000	7,470,750
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - 1.3%
Calavo Growers, Inc. (d)(e)	739,046	$ 15,519,966
Darling International, Inc. (a)	640,000	10,348,800
		25,868,766
Personal Products - 1.0%
Inter Parfums, Inc.	1,007,000	19,163,210
TOTAL CONSUMER STAPLES		52,502,726
ENERGY - 4.8%
Energy Equipment & Services - 2.9%
ION Geophysical Corp. (a)	1,546,400	19,546,496
Newpark Resources, Inc. (a)	1,528,900	13,805,967
Rowan Companies, Inc. (a)	556,000	23,185,200
		56,537,663
Oil, Gas & Consumable Fuels - 1.9%
Petroleum Development Corp. (a)(d)	547,200	21,789,504
Targa Resources Corp. (d)	432,500	15,146,150
		36,935,654
TOTAL ENERGY		93,473,317
FINANCIALS - 1.9%
Commercial Banks - 1.3%
Banco Pine SA	1,432,000	12,369,465
CapitalSource, Inc.	1,995,000	13,326,600
		25,696,065
Real Estate Investment Trusts - 0.6%
CBL & Associates Properties, Inc. (d)	612,000	11,364,840
TOTAL FINANCIALS		37,060,905
HEALTH CARE - 18.5%
Biotechnology - 2.4%
Ardea Biosciences, Inc. (a)	249,263	7,066,606
BioMarin Pharmaceutical, Inc. (a)	295,000	7,932,550
Incyte Corp. (a)(d)	355,000	6,560,400
PDL BioPharma, Inc.	1,560,000	10,015,200
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Theravance, Inc. (a)(d)	299,000	$ 8,297,250
ZIOPHARM Oncology, Inc. (a)(d)	952,000	7,197,120
		47,069,126
Health Care Equipment & Supplies - 2.9%
Cooper Companies, Inc.	256,000	19,174,400
Integra LifeSciences Holdings Corp. (a)	417,400	21,834,194
Wright Medical Group, Inc. (a)	1,020,000	16,860,600
		57,869,194
Health Care Providers & Services - 7.7%
Accretive Health, Inc. (d)	355,000	10,025,200
Air Methods Corp. (a)	300,000	20,286,000
Catalyst Health Solutions, Inc. (a)	345,000	20,548,200
Corvel Corp. (a)	290,000	15,022,000
Hanger Orthopedic Group, Inc. (a)	756,900	20,564,973
IPC The Hospitalist Co., Inc. (a)	310,000	16,076,600
MWI Veterinary Supply, Inc. (a)	180,000	14,970,600
PSS World Medical, Inc. (a)(d)	610,000	17,543,600
Synergy Health PLC	1,145,411	16,186,472
		151,223,645
Life Sciences Tools & Services - 3.1%
Bruker BioSciences Corp. (a)	505,000	9,968,700
PAREXEL International Corp. (a)	600,000	16,656,000
PerkinElmer, Inc.	715,000	20,213,050
QIAGEN NV (a)(d)	636,000	13,591,320
		60,429,070
Pharmaceuticals - 2.4%
Cadence Pharmaceuticals, Inc. (a)(d)	812,693	6,891,637
Cardiome Pharma Corp. (a)	1,025,000	5,579,484
Hikma Pharmaceuticals PLC	1,050,000	13,777,042
Jazz Pharmaceuticals, Inc. (a)	216,000	6,892,560
Questcor Pharmaceuticals, Inc. (a)	635,000	13,017,500
		46,158,223
TOTAL HEALTH CARE		362,749,258
INDUSTRIALS - 18.2%
Aerospace & Defense - 3.1%
Esterline Technologies Corp. (a)	345,200	24,785,360
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Teledyne Technologies, Inc. (a)	442,000	$ 22,316,580
Triumph Group, Inc.	169,000	14,554,280
		61,656,220
Building Products - 1.6%
A.O. Smith Corp.	260,000	11,432,200
Armstrong World Industries, Inc.	449,000	20,092,750
		31,524,950
Commercial Services & Supplies - 1.8%
The Geo Group, Inc. (a)	688,000	18,355,840
Waste Connections, Inc.	556,500	17,123,505
		35,479,345
Construction & Engineering - 2.1%
Foster Wheeler AG (a)	475,000	16,895,750
KBR, Inc.	625,980	24,018,853
		40,914,603
Electrical Equipment - 4.3%
Acuity Brands, Inc.	243,500	14,317,800
GrafTech International Ltd. (a)	895,000	20,764,000
Regal-Beloit Corp.	247,000	18,720,130
Zumtobel AG	855,596	31,049,066
		84,850,996
Machinery - 1.2%
Blount International, Inc. (a)	615,000	10,209,000
Wabtec Corp.	195,000	13,919,100
		24,128,100
Road & Rail - 0.5%
Contrans Group, Inc. Class A	968,600	9,214,037
Trading Companies & Distributors - 3.6%
Interline Brands, Inc. (a)	465,000	9,820,800
Rush Enterprises, Inc. Class A (a)	1,058,254	22,297,412
Watsco, Inc.	175,000	12,405,750
WESCO International, Inc. (a)	416,000	25,771,200
		70,295,162
TOTAL INDUSTRIALS		358,063,413
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 27.0%
Communications Equipment - 2.5%
DG FastChannel, Inc. (a)	527,329	$ 19,294,968
NETGEAR, Inc. (a)	308,307	12,871,817
Polycom, Inc. (a)	280,000	16,752,400
		48,919,185
Computers & Peripherals - 2.0%
Super Micro Computer, Inc. (a)	1,139,000	19,431,340
Synaptics, Inc. (a)(d)	686,000	19,496,120
		38,927,460
Electronic Equipment & Components - 3.6%
Fabrinet (a)	504,890	11,637,715
Insight Enterprises, Inc. (a)	597,400	10,251,384
Jabil Circuit, Inc.	1,098,000	21,784,320
OSI Systems, Inc. (a)	329,000	12,630,310
SYNNEX Corp. (a)	432,800	14,511,784
		70,815,513
Internet Software & Services - 5.7%
Digital River, Inc. (a)	376,000	12,235,040
j2 Global Communications, Inc. (a)	482,500	14,214,450
LivePerson, Inc. (a)(d)	1,080,000	14,428,800
Perficient, Inc. (a)(e)	1,658,502	20,714,690
Rackspace Hosting, Inc. (a)(d)	615,000	28,406,850
Sohu.com, Inc. (a)(d)	99,000	10,470,240
Travelzoo, Inc. (a)(d)	146,000	11,957,400
		112,427,470
IT Services - 2.5%
Virtusa Corp. (a)	900,000	16,794,000
WNS Holdings Ltd. sponsored ADR (a)	613,457	6,202,050
Wright Express Corp. (a)	460,000	25,911,800
		48,907,850
Semiconductors & Semiconductor Equipment - 5.8%
Ceva, Inc. (a)	366,700	11,213,686
Cymer, Inc. (a)	245,000	11,786,950
Entegris, Inc. (a)	2,170,000	18,727,100
Hittite Microwave Corp. (a)	183,821	11,836,234
International Rectifier Corp. (a)	543,000	18,766,080
Semtech Corp. (a)	400,000	11,228,000
Standard Microsystems Corp. (a)	546,823	14,846,244
TriQuint Semiconductor, Inc. (a)	1,078,000	14,844,060
		113,248,354
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 4.9%
ebix.com, Inc. (a)(d)	857,910	$ 19,603,244
Informatica Corp. (a)	274,000	15,346,740
Kenexa Corp. (a)	375,000	11,032,500
Solera Holdings, Inc.	447,000	24,585,000
TIBCO Software, Inc. (a)	849,000	25,461,510
		96,028,994
TOTAL INFORMATION TECHNOLOGY		529,274,826
MATERIALS - 5.1%
Chemicals - 2.2%
Rockwood Holdings, Inc. (a)	383,000	21,731,420
Solutia, Inc. (a)	797,000	21,000,950
		42,732,370
Metals & Mining - 2.9%
Carpenter Technology Corp.	382,000	19,581,320
MacArthur Coal Ltd.	1,630,000	20,732,622
Royal Gold, Inc.	293,000	17,867,140
		58,181,082
TOTAL MATERIALS		100,913,452
TOTAL COMMON STOCKS (Cost $1,419,901,864)		1,893,202,849
Money Market Funds - 9.5%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	51,275,627	$ 51,275,627
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	135,823,525	135,823,525
TOTAL MONEY MARKET FUNDS (Cost $187,099,152)		187,099,152
TOTAL INVESTMENT PORTFOLIO - 106.0% (Cost $1,607,001,016)		2,080,302,001
NET OTHER ASSETS (LIABILITIES) - (6.0)%		(117,489,065)
NET ASSETS - 100%		$ 1,962,812,936
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 69,185
Fidelity Securities Lending Cash Central Fund	918,391
Total	$ 987,576
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Calavo Growers, Inc.	$ 12,651,852	$ 3,204,832	$ -	$ 351,475	$ 15,519,966
Online Resources Corp.	7,777,946	567,018	12,586,965	-	-
Perficient, Inc.	13,394,542	1,019,485	-	-	20,714,690
Total	$ 33,824,340	$ 4,791,335	$ 12,586,965	$ 351,475	$ 36,234,656
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $1,609,061,995. Net unrealized appreciation aggregated $471,240,006, of which $489,088,457 related to appreciated investment securities and $17,848,451 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Value Fund
Small Cap Value
Class F

April 30, 2011

1.815774.106

SCV-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 3.2%
Matthews International Corp. Class A	740,187	$ 29,711,106
Regis Corp. (d)(e)	3,521,235	59,860,995
		89,572,101
Household Durables - 5.2%
M.D.C. Holdings, Inc. (d)(e)	2,376,481	69,369,480
Meritage Homes Corp. (a)	1,536,160	36,729,585
Ryland Group, Inc. (d)	2,153,837	37,282,918
		143,381,983
Specialty Retail - 2.7%
Asbury Automotive Group, Inc. (a)	1,465,159	25,347,251
Ascena Retail Group, Inc. (a)	960,700	30,060,303
Tsutsumi Jewelry Co. Ltd.	791,400	19,743,995
		75,151,549
TOTAL CONSUMER DISCRETIONARY		308,105,633
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 2.3%
BJ's Wholesale Club, Inc. (a)	1,027,561	52,734,431
Ingles Markets, Inc. Class A	664,024	12,623,096
		65,357,527
Food Products - 1.9%
Chiquita Brands International, Inc. (a)	2,070,900	32,968,728
Dean Foods Co. (a)	1,675,000	18,743,250
		51,711,978
TOTAL CONSUMER STAPLES		117,069,505
ENERGY - 5.5%
Energy Equipment & Services - 2.4%
Superior Energy Services, Inc. (a)	1,741,700	66,916,114
Oil, Gas & Consumable Fuels - 3.1%
Berry Petroleum Co. Class A	1,600,000	85,007,998
TOTAL ENERGY		151,924,112
Common Stocks - continued
	Shares	Value
FINANCIALS - 34.5%
Capital Markets - 2.1%
optionsXpress Holdings, Inc.	430,000	$ 7,929,200
Waddell & Reed Financial, Inc. Class A	1,210,000	49,622,100
		57,551,300
Commercial Banks - 10.9%
Associated Banc-Corp.	3,832,650	55,956,690
CapitalSource, Inc.	6,515,270	43,522,004
City National Corp.	784,900	44,825,639
National Penn Bancshares, Inc.	3,766,604	30,923,819
PacWest Bancorp (e)	1,857,600	42,706,224
TCF Financial Corp. (d)	4,855,800	75,701,922
Western Liberty Bancorp (a)(e)	2,400,000	8,952,000
		302,588,298
Insurance - 6.7%
Alterra Capital Holdings Ltd.	2,357,411	51,815,894
Aspen Insurance Holdings Ltd.	2,120,200	60,574,114
Platinum Underwriters Holdings Ltd.	1,576,975	59,625,425
ProAssurance Corp. (a)	214,129	14,218,166
		186,233,599
Real Estate Investment Trusts - 10.3%
Alexandria Real Estate Equities, Inc. (d)	628,300	51,614,845
American Assets Trust, Inc.	225,200	4,972,416
DCT Industrial Trust, Inc. (e)	13,830,586	80,355,705
Franklin Street Properties Corp.	3,160,000	44,682,400
Highwoods Properties, Inc. (SBI) (d)	1,940,330	71,598,177
National Retail Properties, Inc. (d)	1,240,000	32,661,600
		285,885,143
Thrifts & Mortgage Finance - 4.5%
Astoria Financial Corp.	4,818,152	69,718,659
Washington Federal, Inc.	3,486,175	56,092,556
		125,811,215
TOTAL FINANCIALS		958,069,555
HEALTH CARE - 7.9%
Health Care Providers & Services - 7.9%
Centene Corp. (a)	1,324,832	47,998,663
Chemed Corp.	510,200	35,525,226
MEDNAX, Inc. (a)	981,500	69,607,980
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Providence Service Corp. (a)(e)	1,016,495	$ 14,983,136
Team Health Holdings, Inc. (a)	2,565,700	51,006,116
		219,121,121
INDUSTRIALS - 13.7%
Commercial Services & Supplies - 6.7%
ACCO Brands Corp. (a)	2,420,000	23,498,200
HNI Corp. (d)(e)	2,349,671	64,662,946
Knoll, Inc.	1,412,898	27,735,188
United Stationers, Inc.	990,400	71,368,224
		187,264,558
Machinery - 2.2%
Blount International, Inc. (a)(e)	2,604,723	43,238,402
Columbus McKinnon Corp. (NY Shares) (a)(e)	960,000	19,200,000
		62,438,402
Trading Companies & Distributors - 4.8%
H&E Equipment Services, Inc. (a)(e)	2,449,699	48,749,010
WESCO International, Inc. (a)	1,350,000	83,632,500
		132,381,510
TOTAL INDUSTRIALS		382,084,470
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.2%
ViaSat, Inc. (a)	809,472	32,314,122
Electronic Equipment & Components - 5.6%
Ingram Micro, Inc. Class A (a)	2,453,100	45,946,563
Macnica, Inc.	677,400	16,094,869
Ryoyo Electro Corp. (e)	1,972,700	20,289,720
SYNNEX Corp. (a)	668,098	22,401,326
Tech Data Corp. (a)	989,600	52,577,448
		157,309,926
Internet Software & Services - 1.5%
DealerTrack Holdings, Inc. (a)	1,083,804	24,342,238
j2 Global Communications, Inc. (a)	630,149	18,564,190
		42,906,428
Semiconductors & Semiconductor Equipment - 0.6%
Miraial Co. Ltd. (e)	720,200	16,597,220
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.3%
Monotype Imaging Holdings, Inc. (a)(e)	2,583,700	$ 35,138,320
TOTAL INFORMATION TECHNOLOGY		284,266,016
MATERIALS - 3.7%
Metals & Mining - 3.7%
Carpenter Technology Corp.	834,380	42,770,319
Haynes International, Inc. (e)	621,363	33,578,457
RTI International Metals, Inc. (a)	870,997	27,819,644
		104,168,420
UTILITIES - 6.3%
Electric Utilities - 2.1%
Westar Energy, Inc. (d)	2,160,000	58,773,600
Gas Utilities - 4.2%
Southwest Gas Corp.	1,130,989	44,979,433
UGI Corp.	2,150,000	71,595,000
		116,574,433
TOTAL UTILITIES		175,348,033
TOTAL COMMON STOCKS (Cost $2,095,023,838)		2,700,156,865
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	13,071,968
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp. (depositary shares) Series H, 7.375%	818,790	20,379,683
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		33,451,651
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	29,771,987	$ 29,771,987
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	161,275,375	161,275,375
TOTAL MONEY MARKET FUNDS (Cost $191,047,362)		191,047,362
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $2,306,425,970)		2,924,655,878
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(143,355,527)
NET ASSETS - 100%		$ 2,781,300,351
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,599
Fidelity Securities Lending Cash Central Fund	87,683
Total	$ 106,282
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 22,027,864	$ 1,922,616	$ 12,330,836	$ -	$ -
Blount International, Inc.	27,740,300	-	-	-	43,238,402
Columbus McKinnon Corp. (NY Shares)	-	19,267,200	-	-	19,200,000
DCT Industrial Trust, Inc.	46,900,000	19,790,290	-	1,199,818	80,355,705
H&E Equipment Services, Inc.	30,357,850	-	20,488,691	-	48,749,010
Haynes International, Inc.	-	24,864,038	-	48,846	33,578,457
HNI Corp.	55,547,499	5,138,794	-	1,507,783	64,662,946
M.D.C. Holdings, Inc.	35,651,616	30,726,500	-	918,225	69,369,480
Miraial Co. Ltd.	15,372,473	3,618,630	-	244,180	16,597,220
Monotype Imaging Holdings, Inc.	11,299,816	12,600,234	-	-	35,138,320
PacWest Bancorp	37,552,606	1,164,578	-	54,644	42,706,224
Providence Service Corp.	14,637,528	-	-	-	14,983,136
Regis Corp.	41,819,783	20,573,749	-	344,423	59,860,995
RTI International Metals, Inc.	48,035,903	-	23,272,802	-	-
Ryoyo Electro Corp.	18,932,046	2,120,893	-	334,417	20,289,720
TradeStation Group, Inc.	13,178,039	-	19,917,635	-	-
Western Liberty Bancorp	14,976,000	-	-	-	8,952,000
Total	$ 434,029,323	$ 141,787,522	$ 76,009,964	$ 4,652,336	$ 557,681,615
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 321,177,601	$ 301,433,606	$ 19,743,995	$ -
Consumer Staples	117,069,505	117,069,505	-	-
Energy	151,924,112	151,924,112	-	-
Financials	978,449,238	978,449,238	-	-
Health Care	219,121,121	219,121,121	-	-
Industrials	382,084,470	382,084,470	-	-
Information Technology	284,266,016	231,284,207	52,981,809	-
Materials	104,168,420	104,168,420	-	-
Utilities	175,348,033	175,348,033	-	-
Money Market Funds	191,047,362	191,047,362	-	-
Total Investments in Securities:	$ 2,924,655,878	$ 2,851,930,074	$ 72,725,804	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $2,308,770,231. Net unrealized appreciation aggregated $615,885,647, of which $694,356,215 related to appreciated investment securities and $78,470,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor
Small Cap Value Fund
Class A
Class T
Class B
Class C
Institutional Class

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Small Cap Value Fund

April 30, 2011

1.817158.106

ASCV-QTLY-0611

Investments April 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER DISCRETIONARY - 11.1%
Diversified Consumer Services - 3.2%
Matthews International Corp. Class A	740,187	$ 29,711,106
Regis Corp. (d)(e)	3,521,235	59,860,995
		89,572,101
Household Durables - 5.2%
M.D.C. Holdings, Inc. (d)(e)	2,376,481	69,369,480
Meritage Homes Corp. (a)	1,536,160	36,729,585
Ryland Group, Inc. (d)	2,153,837	37,282,918
		143,381,983
Specialty Retail - 2.7%
Asbury Automotive Group, Inc. (a)	1,465,159	25,347,251
Ascena Retail Group, Inc. (a)	960,700	30,060,303
Tsutsumi Jewelry Co. Ltd.	791,400	19,743,995
		75,151,549
TOTAL CONSUMER DISCRETIONARY		308,105,633
CONSUMER STAPLES - 4.2%
Food & Staples Retailing - 2.3%
BJ's Wholesale Club, Inc. (a)	1,027,561	52,734,431
Ingles Markets, Inc. Class A	664,024	12,623,096
		65,357,527
Food Products - 1.9%
Chiquita Brands International, Inc. (a)	2,070,900	32,968,728
Dean Foods Co. (a)	1,675,000	18,743,250
		51,711,978
TOTAL CONSUMER STAPLES		117,069,505
ENERGY - 5.5%
Energy Equipment & Services - 2.4%
Superior Energy Services, Inc. (a)	1,741,700	66,916,114
Oil, Gas & Consumable Fuels - 3.1%
Berry Petroleum Co. Class A	1,600,000	85,007,998
TOTAL ENERGY		151,924,112
Common Stocks - continued
	Shares	Value
FINANCIALS - 34.5%
Capital Markets - 2.1%
optionsXpress Holdings, Inc.	430,000	$ 7,929,200
Waddell & Reed Financial, Inc. Class A	1,210,000	49,622,100
		57,551,300
Commercial Banks - 10.9%
Associated Banc-Corp.	3,832,650	55,956,690
CapitalSource, Inc.	6,515,270	43,522,004
City National Corp.	784,900	44,825,639
National Penn Bancshares, Inc.	3,766,604	30,923,819
PacWest Bancorp (e)	1,857,600	42,706,224
TCF Financial Corp. (d)	4,855,800	75,701,922
Western Liberty Bancorp (a)(e)	2,400,000	8,952,000
		302,588,298
Insurance - 6.7%
Alterra Capital Holdings Ltd.	2,357,411	51,815,894
Aspen Insurance Holdings Ltd.	2,120,200	60,574,114
Platinum Underwriters Holdings Ltd.	1,576,975	59,625,425
ProAssurance Corp. (a)	214,129	14,218,166
		186,233,599
Real Estate Investment Trusts - 10.3%
Alexandria Real Estate Equities, Inc. (d)	628,300	51,614,845
American Assets Trust, Inc.	225,200	4,972,416
DCT Industrial Trust, Inc. (e)	13,830,586	80,355,705
Franklin Street Properties Corp.	3,160,000	44,682,400
Highwoods Properties, Inc. (SBI) (d)	1,940,330	71,598,177
National Retail Properties, Inc. (d)	1,240,000	32,661,600
		285,885,143
Thrifts & Mortgage Finance - 4.5%
Astoria Financial Corp.	4,818,152	69,718,659
Washington Federal, Inc.	3,486,175	56,092,556
		125,811,215
TOTAL FINANCIALS		958,069,555
HEALTH CARE - 7.9%
Health Care Providers & Services - 7.9%
Centene Corp. (a)	1,324,832	47,998,663
Chemed Corp.	510,200	35,525,226
MEDNAX, Inc. (a)	981,500	69,607,980
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Providence Service Corp. (a)(e)	1,016,495	$ 14,983,136
Team Health Holdings, Inc. (a)	2,565,700	51,006,116
		219,121,121
INDUSTRIALS - 13.7%
Commercial Services & Supplies - 6.7%
ACCO Brands Corp. (a)	2,420,000	23,498,200
HNI Corp. (d)(e)	2,349,671	64,662,946
Knoll, Inc.	1,412,898	27,735,188
United Stationers, Inc.	990,400	71,368,224
		187,264,558
Machinery - 2.2%
Blount International, Inc. (a)(e)	2,604,723	43,238,402
Columbus McKinnon Corp. (NY Shares) (a)(e)	960,000	19,200,000
		62,438,402
Trading Companies & Distributors - 4.8%
H&E Equipment Services, Inc. (a)(e)	2,449,699	48,749,010
WESCO International, Inc. (a)	1,350,000	83,632,500
		132,381,510
TOTAL INDUSTRIALS		382,084,470
INFORMATION TECHNOLOGY - 10.2%
Communications Equipment - 1.2%
ViaSat, Inc. (a)	809,472	32,314,122
Electronic Equipment & Components - 5.6%
Ingram Micro, Inc. Class A (a)	2,453,100	45,946,563
Macnica, Inc.	677,400	16,094,869
Ryoyo Electro Corp. (e)	1,972,700	20,289,720
SYNNEX Corp. (a)	668,098	22,401,326
Tech Data Corp. (a)	989,600	52,577,448
		157,309,926
Internet Software & Services - 1.5%
DealerTrack Holdings, Inc. (a)	1,083,804	24,342,238
j2 Global Communications, Inc. (a)	630,149	18,564,190
		42,906,428
Semiconductors & Semiconductor Equipment - 0.6%
Miraial Co. Ltd. (e)	720,200	16,597,220
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 1.3%
Monotype Imaging Holdings, Inc. (a)(e)	2,583,700	$ 35,138,320
TOTAL INFORMATION TECHNOLOGY		284,266,016
MATERIALS - 3.7%
Metals & Mining - 3.7%
Carpenter Technology Corp.	834,380	42,770,319
Haynes International, Inc. (e)	621,363	33,578,457
RTI International Metals, Inc. (a)	870,997	27,819,644
		104,168,420
UTILITIES - 6.3%
Electric Utilities - 2.1%
Westar Energy, Inc. (d)	2,160,000	58,773,600
Gas Utilities - 4.2%
Southwest Gas Corp.	1,130,989	44,979,433
UGI Corp.	2,150,000	71,595,000
		116,574,433
TOTAL UTILITIES		175,348,033
TOTAL COMMON STOCKS (Cost $2,095,023,838)		2,700,156,865
Nonconvertible Preferred Stocks - 1.2%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a)	750,400	13,071,968
FINANCIALS - 0.7%
Real Estate Investment Trusts - 0.7%
Developers Diversified Realty Corp. (depositary shares) Series H, 7.375%	818,790	20,379,683
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $20,354,770)		33,451,651
Money Market Funds - 6.9%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b)	29,771,987	$ 29,771,987
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	161,275,375	161,275,375
TOTAL MONEY MARKET FUNDS (Cost $191,047,362)		191,047,362
TOTAL INVESTMENT PORTFOLIO - 105.2% (Cost $2,306,425,970)		2,924,655,878
NET OTHER ASSETS (LIABILITIES) - (5.2)%		(143,355,527)
NET ASSETS - 100%		$ 2,781,300,351
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 18,599
Fidelity Securities Lending Cash Central Fund	87,683
Total	$ 106,282
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ACCO Brands Corp.	$ 22,027,864	$ 1,922,616	$ 12,330,836	$ -	$ -
Blount International, Inc.	27,740,300	-	-	-	43,238,402
Columbus McKinnon Corp. (NY Shares)	-	19,267,200	-	-	19,200,000
DCT Industrial Trust, Inc.	46,900,000	19,790,290	-	1,199,818	80,355,705
H&E Equipment Services, Inc.	30,357,850	-	20,488,691	-	48,749,010
Haynes International, Inc.	-	24,864,038	-	48,846	33,578,457
HNI Corp.	55,547,499	5,138,794	-	1,507,783	64,662,946
M.D.C. Holdings, Inc.	35,651,616	30,726,500	-	918,225	69,369,480
Miraial Co. Ltd.	15,372,473	3,618,630	-	244,180	16,597,220
Monotype Imaging Holdings, Inc.	11,299,816	12,600,234	-	-	35,138,320
PacWest Bancorp	37,552,606	1,164,578	-	54,644	42,706,224
Providence Service Corp.	14,637,528	-	-	-	14,983,136
Regis Corp.	41,819,783	20,573,749	-	344,423	59,860,995
RTI International Metals, Inc.	48,035,903	-	23,272,802	-	-
Ryoyo Electro Corp.	18,932,046	2,120,893	-	334,417	20,289,720
TradeStation Group, Inc.	13,178,039	-	19,917,635	-	-
Western Liberty Bancorp	14,976,000	-	-	-	8,952,000
Total	$ 434,029,323	$ 141,787,522	$ 76,009,964	$ 4,652,336	$ 557,681,615
Other Information

The following is a summary of the inputs used, as of April 30, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 321,177,601	$ 301,433,606	$ 19,743,995	$ -
Consumer Staples	117,069,505	117,069,505	-	-
Energy	151,924,112	151,924,112	-	-
Financials	978,449,238	978,449,238	-	-
Health Care	219,121,121	219,121,121	-	-
Industrials	382,084,470	382,084,470	-	-
Information Technology	284,266,016	231,284,207	52,981,809	-
Materials	104,168,420	104,168,420	-	-
Utilities	175,348,033	175,348,033	-	-
Money Market Funds	191,047,362	191,047,362	-	-
Total Investments in Securities:	$ 2,924,655,878	$ 2,851,930,074	$ 72,725,804	$ -
Income Tax Information

At April 30, 2011, the cost of investment securities for income tax purposes was $2,308,770,231. Net unrealized appreciation aggregated $615,885,647, of which $694,356,215 related to appreciated investment securities and $78,470,568 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2011